1933 Act Registration No. 333-153637

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO.  2
[   ] POST-EFFECTIVE AMENDMENT NO. ___

SUMMIT MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

(Summit Zenith Portfolio and Summit S&P 500 Index Portfolio)

Address of Principal Executive Offices
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202

Registrant's Telephone Number
513-632-1400

Name and Address of Agent for Service:
John F. Labmeier, Esq.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Common Shares of beneficial interest.

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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IMPORTANT INFORMATION REGARDING YOUR INVESTMENT

CALVERT VARIABLE SERIES, INC.
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

ON BEHALF OF
THE AMERITAS INCOME & GROWTH PORTFOLIO
AND THE AMERITAS INDEX 500 PORTFOLIO

October 24, 2008

Dear Policy Owner:

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I am writing to inform you of the upcoming joint special meeting of shareholders (the "Meeting") of Ameritas Income & Growth Portfolio and the Ameritas Index 500 Portfolio, each a series of Calvert Variable Series, Inc., to be held on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

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The Board of Directors of Calvert Variable Series, Inc. recommends that each Ameritas Portfolio be combined with the respective Summit Portfolio identified below, each in a tax-free reorganization (each a "Reorganization"). Each Summit Portfolio is a series under the Pinnacle Series of Summit Mutual Funds, Inc.

Merging Fund	Acquiring Fund
Ameritas Income & Growth Portfolio	Summit Zenith Portfolio
Ameritas Index 500 Portfolio	Summit S&P 500 Index Portfolio

No sales charges or redemption fees will be imposed in connection with the Reorganizations. Additionally, neither of the Ameritas Portfolios nor their respective shareholders will pay any of the costs associated with the Reorganizations. The costs incurred by all Portfolios in connection with the Reorganizations will be paid by Calvert Asset Management Company, Inc. or Summit Investment Partners, Inc.

As an owner of a variable annuity or variable life insurance policy issued by an insurance company, you have the right to instruct your insurance company how to vote the shares of the Ameritas Portfolio it holds under your policy.

If approved by shareholders, your policy will be invested in the respective Summit Portfolio on the date that the Reorganizations occur. The Board believes that shareholders of each Ameritas Portfolio would benefit from combining the Portfolios in that it would result in funds with larger asset bases which may provide greater investment opportunities and may benefit from economies of scale over the long term.

You are being asked to vote to approve the Agreement and Plan of Reorganization applicable to your Ameritas Portfolio. The accompanying document describes the proposed transactions and compares the strategies and expenses of each Ameritas Portfolio with those of the respective Summit Portfolio for your evaluation.

After careful consideration, the Board of Directors of Calvert Variable Series, Inc. unanimously approved each proposal and recommends that shareholders of each Ameritas Portfolio vote "FOR" the respective proposal.

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Regardless of whether you plan to attend the Meeting in person, PLEASE COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. All properly executed proxy cards must be received by 9:00 a.m., Eastern Time, on December 5, 2008. If you have returned a proxy card and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

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I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 800-368-2745.

Sincerely,

[INSERT SIGNATURE]

Barbara J. Krumsiek
Chairperson

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF THE AMERITAS INCOME & GROWTH PORTFOLIO OR THE AMERITAS INDEX 500 PORTFOLIO ARE ATTRIBUTABLE TO YOUR POLICY. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

CALVERT VARIABLE SERIES, INC.

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

ON BEHALF OF
THE AMERITAS INCOME & GROWTH PORTFOLIO
AND THE AMERITAS INDEX 500 PORTFOLIO

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on December 5, 2008

To the Policy Owners:

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NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of the following Ameritas Portfolios, each a series of Calvert Variable Series, Inc., will be held on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the "Meeting"), for the purposes listed below:

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For Shareholders of the Ameritas Income & Growth Portfolio

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  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc., to the Summit Zenith Portfolio, a series under the Pinnacle Series of Summit Mutual Funds, Inc., in exchange for shares of the Summit Zenith Portfolio. The Reorganization Plan also provides for distribution of these shares of the Summit Zenith Portfolio to shareholders of the Ameritas Income & Growth Portfolio in liquidation and subsequent termination of the Ameritas Income & Growth Portfolio. Under the Reorganization Plan, the Summit Zenith Portfolio will also assume the known liabilities of the Ameritas Income & Growth Portfolio.

  For Shareholders of the Ameritas Index 500 Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc., to the Summit S&P 500 Index Portfolio, a series under the Pinnacle Series of Summit Mutual Funds, Inc., in exchange for shares of the Summit S&P 500 Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Summit S&P 500 Index Portfolio to shareholders of the Ameritas Index 500 Portfolio in liquidation and subsequent termination of the Ameritas Index 500 Portfolio. Under the Reorganization Plan, the Summit S&P 500 Index Portfolio will also assume the known liabilities of the Ameritas Index 500 Portfolio.

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  * * *

  To consider and act upon any other business that may properly come before the Meeting.

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The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Directors has fixed the close of business on October 15, 2008 as the record date for determining shareholders of each Ameritas Portfolio entitled to notice of and to vote at the Meeting.

October 24, 2008

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By Order of the Board of Directors,

[INSERT SIGNATURE]

William M. Tartikoff, Esq.
Vice President

PROSPECTUS/PROXY STATEMENT
Dated October 24, 2008
Acquisition of the Assets of the AMERITAS INCOME & GROWTH PORTFOLIO,	Acquisition of the Assets of the AMERITAS INDEX 500 PORTFOLIO,
(Each a series of Calvert Variable Series, Inc. 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)
By and in Exchange for Shares of the SUMMIT ZENITH PORTFOLIO,	By and in Exchange for Shares of the SUMMIT S&P 500 INDEX PORTFOLIO,
(Each a series under the Pinnacle Series of Summit Mutual Funds, Inc. 312 Walnut Street, Suite 2500 Cincinnati, Ohio 45202 1-877-546-3863)

INTRODUCTION

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This Prospectus/Proxy Statement is being furnished in connection with the solicitation of voting instructions (proxies) by the Board of Directors of Calvert Variable Series, Inc. for use at a Joint Special Meeting of Shareholders of the Ameritas Income & Growth Portfolio ("Ameritas Income & Growth") and the Ameritas Index 500 Portfolio ("Ameritas Index 500") (the "Ameritas Portfolios" or the "Merging Funds"), to be held on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the "Meeting").

The purpose of the Meeting is to vote on the proposed transfers of all of the respective assets of Ameritas Income & Growth and of Ameritas Index 500, each a series of Calvert Variable Series, Inc., to Summit Zenith Portfolio ("Summit Zenith") and Summit S&P 500 Index Portfolio ("Summit S&P 500 Index"), respectively (the "Summit Portfolios" or "Acquiring Funds"), each a series under the Pinnacle Series of Summit Mutual Funds, Inc., in exchange for shares of the respective Summit Portfolio (each a "Reorganization"), as indicated below. In the proposed Reorganizations, Summit Zenith and Summit S&P 500 Index will also assume the known liabilities of Ameritas Income & Growth and of Ameritas Index 500, respectively. The Ameritas Portfolios and Summit Portfolios may also be referred to in this Prospectus/Proxy Statement collectively as "Portfolios".

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Merging Fund	Acquiring Fund
Ameritas Income & Growth	Summit Zenith
Ameritas Index 500	Summit S&P 500 Index

As an owner of a variable annuity or variable life insurance policy (a "Policy") issued by an insurance company ("Insurance Company"), you have the right to instruct your Insurance Company how to vote the shares of the respective Ameritas Portfolio that are attributable to your Policy at the Meeting, as described more fully below and in the accompanying Notice of Joint Special Meeting of Shareholders. Although the Insurance Companies are the legal owners of the Ameritas Portfolios' shares and you are not directly a shareholder of the applicable Ameritas Portfolio, you have this right because some or all of your Policy value is invested in stock of that Ameritas Portfolio, as provided by your Policy.

For simplicity, in this Prospectus/Proxy Statement:

  "Record Holder" of the stock of an Ameritas Portfolio refers to each Insurance Company which holds that Ameritas Portfolio's shares of record unless indicated otherwise in this Prospectus/Proxy Statement;

  "shares" refers generally to your shares of beneficial interest in the applicable Ameritas Portfolio; and

  "shareholder" or "Policy Owner" refers to you.

The persons named as proxies in each proxy card will vote the shares of the respective Ameritas Portfolio proportionately in accordance with the instructions received from those Policy Owners who respond with their voting instructions as to that Ameritas Portfolio.

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Following each transfer, if approved by Ameritas Portfolio shareholders, shares of the respective Summit Portfolio will be distributed to the Record Holders of the applicable Ameritas Portfolio in liquidation of such Ameritas Portfolio and that Ameritas Portfolio will be dissolved. As a result of the proposed transaction, each Record Holder of an Ameritas Portfolio will receive shares of the respective Summit Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Ameritas Portfolio computed on the business day immediately prior to the Reorganization, and that Ameritas Portfolio will be terminated as a series of Calvert Variable Series, Inc. The value of your Policy investment held in an Ameritas Portfolio will be the same as the value of your investment held in the respective Summit Portfolio immediately after the Reorganization.

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This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about a Summit Portfolio that a prospective investor should know before voting on the respective proposed Reorganization. The transactions will occur only if Ameritas Portfolio shareholders vote in favor of the respective Reorganizations.

Additional information concerning each Portfolio and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

Information about the Reorganizations:


  Statement of Additional Information of Summit Zenith and Summit S&P 500 Index dated October 24, 2008, which relates to this Prospectus/Proxy Statement and the Reorganizations (the "Reorganization SAI").

Information about the Ameritas Portfolios:

  Prospectus of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 dated April 30, 2008, as supplemented on September 16, 2008;

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  Statement of Additional Information of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 dated April 30, 2008 (the "Ameritas SAI");

  Annual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 for the fiscal year ended December 31, 2007; and

  Semi-Annual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 for the six-month period ended June 30, 2008.

Information about the Summit Portfolios:

  Prospectus of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index dated May 1, 2008, which accompanies this Prospectus/Proxy Statement;

  Statement of Additional Information of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index dated May 1, 2008 (the "Summit SAI");

  Annual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index for the fiscal year ended December 31, 2007; and

  Semiannual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index for the six-month period ended June 30, 2008.

Copies of any of the above documents relating to an Ameritas Portfolio are available upon request and without charge by writing to Ameritas Income & Growth or Ameritas Index 500 at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or calling 800-368-2745 toll-free.

Copies of any of the above documents relating to a Summit Portfolio, as well as a copy of the Reorganization SAI, are available upon request and without charge by writing to Summit Zenith or Summit S&P 500 Index at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, or calling 1-877-546-3863 toll-free.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC's internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Ameritas Income & Growth and Ameritas Index 500 contained in the Prospectus of Calvert Variable Series, Inc. dated April 30, 2008, as supplemented (SEC File No. 811-03591) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.)

Information relating to Summit Zenith and Summit S&P 500 Index contained in the Prospectus of Summit Mutual Funds, Inc. dated May 1, 2008 (SEC File No. 811-04000) is also incorporated by reference in this document.


The Reorganization SAI of Summit Zenith and Summit S&P 500 Index dated October 24, 2008, relating to this Prospectus/Proxy Statement and each Reorganization, which includes the financial statements of Summit Mutual Funds, Inc. relating to Summit Zenith and Summit S&P 500 Index respectively for the fiscal year ended December 31, 2007 and the six month period ended June 30, 2008, the financial statements of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 respectively for the fiscal year ended December 31, 2007 and the six month period ended June 30, 2008, pro forma financial statements of Summit Mutual Funds, Inc. relating to Summit Zenith, and pro forma financial statements of Summit Mutual Funds, Inc. relating to Summit S&P 500 Index, is incorporated by reference in its entirety in this document.

The approximate date on which this Prospectus/Proxy Statement, the Joint Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about November 6, 2008.

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These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in Summit Zenith or Summit S&P 500 Index through a Policy involves investment risk, including possible loss of the purchase payment of your original investment.

TABLE OF CONTENTS

Synopsis	7
Proposed Transaction	9
Investment Objectives and Investment Strategies	10
Fundamental Investment Restrictions	13
Principal Risks	18
Purchase, Exchange and Redemption Procedures, and Dividend Policy	21
Expense Comparison	23
Performance Comparison	27
Management	30
Reasons for the Reorganizations	32
Information about the Reorganizations	36
Comparative Information on Shareholder Rights	41
General Information about the Portfolios	44
Financial Statements and Experts	45
Voting Information	45
Shareholder Proposals	50
Other Business	50
Exhibit A - Agreement and Plan of Reorganization for
Ameritas Income & Growth	51
Exhibit B - Agreement and Plan of Reorganization for
Ameritas Index 500	67

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the respective Exhibit.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Portfolios, and the form of the Agreements and Plans of Reorganization (each a "Reorganization Plan"), which are attached to this Prospectus/Proxy Statement as EXHIBIT A and EXHIBIT B.

Reasons for the Reorganizations. At a regular meeting of Directors held on September 11, 2008, the Board of Directors of Calvert Variable Series, Inc. considered a proposed internal realignment of the mutual fund operations within UNIFI Mutual Holding Company ("UNIFI") by combining the Summit and Calvert families of Funds with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, Calvert Asset Management Company, Inc. ("CAMCO"), the investment advisor to the Calvert Funds, will assume the investment advisory role for the entire line-up of Summit Mutual Fund assets.

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A number of proposals must be approved by both Summit and Calvert shareholders to effectuate the realignment. As described in a proxy statement filed by Summit Mutual Funds, Inc. at the SEC on September 12, 2008 (File No. 811-04000) (the "Summit Proxy Statement"), and subject to the approval of the shareholders of Summit Zenith and Summit S&P 500 Index at a special meeting to be held on December 5, 2008:

  Summit Mutual Funds, Inc. will engage CAMCO as the investment advisor to Summit Zenith and Summit S&P 500 Index; and

  CAMCO will engage Summit Investment Partners, Inc. (the current investment advisor to Summit Zenith and Summit S&P 500 Index and an affiliate of CAMCO) as the investment subadvisor to Summit S&P 500 Index, whose day-to-day portfolio management will continue to be handled by the same individual currently serving as the portfolio management team leader for Summit S&P 500 Index.

Additionally, if CAMCO becomes the investment advisor to Summit Zenith, as proposed in the Summit Proxy Statement, the current portfolio managers of Summit Zenith will move from Summit Investment Partners, Inc. to CAMCO, where they will continue managing Summit Zenith as CAMCO employees. Therefore, if the proposals in the Summit Proxy Statement are approved by shareholders of the Summit Portfolios, Summit Zenith and Summit S&P 500 Index will be advised by CAMCO and each Summit Portfolio's day-to-day portfolio management will be handled by the same individuals currently serving as its portfolio managers, in the case of Summit Zenith, or by the same individual currently serving as its portfolio management team leader, in the case of Summit S&P 500 Index. You are not required or entitled to vote on the proposals in the Summit Proxy Statement.

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In the Reorganizations proposed in this Prospectus/Proxy Statement, which are also part of the realignment, and subject to the approval of Ameritas Income & Growth and Ameritas Index 500 shareholders, Ameritas Income & Growth and Ameritas Index 500 will be reorganized respectively into Summit Zenith and Summit S&P 500 Index, comparable Summit funds. You are being asked to provide voting instructions only with respect to the Reorganizations proposed herein.

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The Reorganizations, like the other proposals which are part of the realignment, are scheduled to close on December 12, 2008. The Reorganizations will go forward only if the Summit Proxy Statement proposals are approved by Summit shareholders, and that factor, among others, was considered by the Board of Directors of Calvert Variable Series, Inc. in approving the Reorganizations.

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The Board of Directors believes that the proposed Reorganizations would be in the best interest of the shareholders of Ameritas Income & Growth and Ameritas Index 500, respectively. In reaching this decision, the Board of Directors considered the terms and conditions of each Reorganization along with the following, among other factors:

  The size of each Ameritas Portfolio and each Summit Portfolio;

  The compatibility of the investment objective, investment policy and risks of each Summit Portfolio with those of the applicable Ameritas Portfolio;

  The performance record of the Ameritas Portfolios and the respective Summit Portfolios;

  The fact that the same individuals currently handle day-to-day portfolio management for each Ameritas Portfolio and the respective Summit Portfolio, and the continuity of portfolio management pursuant to the realignment;

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  The fact that CAMCO has agreed to enter expense limitation agreements with Summit Mutual Funds, Inc., under which the net expenses of the Combined Funds will be limited respectively for two years following the Reorganization for Summit Zenith and for the same two-year period to the level of net expenses of Ameritas Index 500 as of November 30, 2008;

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  The likelihood that shareholders of the Ameritas Portfolios, as part of larger funds, may benefit from reduced or capped overall operating expenses per share as a result of certain economies of scale expected after the Reorganizations;

  The fact that the Reorganizations will not dilute the interests of each Ameritas Portfolio's current shareholders; and

  The tax-free nature of the Reorganizations to the Ameritas Portfolios and their shareholders.

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For the reasons described in this Prospectus/Proxy Statement and subject to the approval of the shareholders of each Ameritas Portfolio, the Board of Directors, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "CVS Independent Directors"), has concluded that the Reorganization of each Ameritas Portfolio into the respective Summit Portfolio would be in the best interest of the shareholders of the applicable Ameritas Portfolio, and recommend shareholder approval. The Reorganizations are expected to be completed on or about December 12, 2008.

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Proposed Transaction. The Board of Directors has authorized Calvert Variable Series, Inc. to enter into an Agreement and Plan of Reorganization with respect to each Reorganization providing for the following:

  The transfer of all the assets of each Ameritas Portfolio to the respective Summit Portfolio in exchange for shares of that Summit Portfolio.

  The assumption by each Summit Portfolio of the known liabilities of the applicable Ameritas Portfolio.

  Following the transfer, shares of each Summit Portfolio will be distributed to the Record Holders of the applicable Ameritas Portfolio in liquidation of that Ameritas Portfolio, and each Ameritas Portfolio will be dissolved.

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  As a result of the proposed transaction, each Record Holder of an Ameritas Portfolio will receive shares of the respective Summit Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Ameritas Portfolio computed on the business day immediately prior to the Reorganization.

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The total value of your Policy interest in Ameritas Income & Growth or Ameritas Index 500 will be the same as the total value of your Policy interest in Summit Zenith or Summit S&P 500 Index, respectively, immediately after the applicable Reorganization.

The material terms of the Reorganization Plans are described in more detail in "Information about the Reorganizations" below.

Tax Consequences. Pursuant to each Reorganization Plan, as a condition to closing of the respective Reorganization, the applicable Ameritas Portfolio shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its Record Holders as a result of the respective Reorganization. The tax basis of the respective Summit Portfolio's shares received by a Record Holder will be the same as the tax basis of the Record Holder's shares of that Ameritas Portfolio. In addition, the tax basis of the Ameritas Portfolio's assets in the hands of the respective Summit Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of that Ameritas Portfolio prior to the Reorganization. Assuming each shareholder's policy is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganizations. See "Information about the Reorganizations" below.

If the Reorganizations take place, each Summit Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the respective Ameritas Portfolio. See "Effect of the Reorganizations on Capital Loss Carryforwards" below.

Overview of Portfolios Subject to Transaction. Ameritas Income & Growth and Ameritas Index 500 are each diversified series of Calvert Variable Series, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. Summit Zenith and Summit S&P 500 Index are each diversified series of Summit Mutual Funds, Inc., an open-end management investment company also organized as a Maryland corporation and registered under the 1940 Act. Each Portfolio offers one class of shares.

Currently, CAMCO serves as the investment advisor for Ameritas Income & Growth and Ameritas Index 500, and Summit Investment Partners, Inc. serves as the investment subadvisor for each Ameritas Portfolio. Summit Investment Partners, Inc. also serves as the investment advisor for Summit Zenith and Summit S&P 500 Index. The same individuals currently serve as portfolio managers of each Ameritas Portfolio and the respective Summit Portfolio into which that Ameritas Portfolio is proposed to be reorganized.

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If the proposals in the Summit Proxy Statement are approved, CAMCO will become the investment advisor for Summit Zenith and Summit S&P 500 Index, Summit Investment Partners, Inc. will become the investment subadvisor for Summit S&P 500 Index, the same individuals who are currently the portfolio managers of Summit Zenith will continue to provide day-to-day portfolio management for that Summit Portfolio, and the same individual who is currently the portfolio management team leader for Summit S&P 500 Index will continue to provide day-to-day portfolio management for that Summit Portfolio.

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As of August 29, 2008, the net assets of each Portfolio were as follows:

Merging Fund	Net Assets	Acquiring Fund	Net Assets
Ameritas Income & Growth	$158,944,465	Summit Zenith	$49,929,663
Ameritas Index 500	$67,618,370	Summit S&P 500 Index	$251,710,814

Investment Objectives and Investment Strategies.

Ameritas Income & Growth à Summit Zenith

Investment Objectives. Although both Portfolios have capital appreciation and current income as their primary or secondary objectives, the primary objective of Ameritas Income & Growth is dividend income, while the primary objective of Summit Zenith is capital appreciation. Each Portfolio's investment objective may be changed by the Boards of Directors of Calvert Variable Series, Inc. or Summit Mutual Funds, Inc., as applicable, without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Ameritas Income & Growth	Summit Zenith
The Portfolio primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation.

The Portfolio seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

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Investment Strategies. The Portfolios' principal investment strategies are similar because each Portfolio invests under normal conditions in equity securities, each utilizes a "value" investment style, and each is diversified. However, Ameritas Income & Growth invests primarily in dividend paying equity securities, such as common or preferred stocks, while Summit Zenith invests primarily in common stocks but may also invest all or a portion of its assets in preferred stocks, bonds and debentures; Ameritas Income & Growth allows for an active trading strategy, while Summit Zenith does not; and investments in temporary defensive positions and foreign securities are principal strategies for Summit Zenith but not for Ameritas Income & Growth. The following chart sets forth the principal investment strategies of each Portfolio.

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PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Ameritas Income & Growth	Summit Zenith

Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Subadvisor believes also offer opportunities for capital appreciation and are trading at prices below their intrinsic value.

The Portfolio is normally primarily invested in common stocks. The Portfolio seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style). The Portfolio may invest all or a portion of its assets in preferred stocks, bonds, convertible preferred stocks, convertible bonds, and convertible debentures.

 The Portfolio allows for an active trading strategy, which involves selling a security soon after purchase. 	The Portfolio has no similar strategy.
The Portfolio may invest in temporary defensive positions, but this is not a principal strategy.

When market conditions for equity securities are adverse, and for temporary defensive purposes, the Portfolio may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest in foreign securities, but this is not a principal investment strategy.

The Portfolio may invest up to 25% of its net assets in foreign securities; its investments in any single "major country" (certain developed foreign nations) are limited to 10% of net assets, and its investments in any single other country are limited to 5%.

The Portfolio is diversified.	The Portfolio is diversified.

Ameritas Index 500 à Summit S&P 500 Index

Investment Objectives. The investment objectives of the Portfolios are identical: each seeks investment results that correspond to the total return of common stocks as represented by the S&P 500 Index. Each Portfolio's investment objective may be changed by the Boards of Directors of Calvert Variable Series, Inc. or Summit Mutual Funds, Inc., as applicable, without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Ameritas Index 500	Summit S&P 500 Index
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's ("S&P") 500 Index.	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

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Investment Strategies. The Portfolios' principal investment strategies are substantially similar because both are managed to the same benchmark, the S&P 500 Index. However, Ameritas Index 500 seeks to directly track the S&P 500 Index and invest in all securities in the Index in proportion to their weighting in the Index, while Summit S&P 500 Index seeks to substantially replicate the total return of securities in the S&P 500 Index, investing at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index; Summit S&P 500 Index may invest in Standard & Poor's Depositary Receipts, while Ameritas Index 500 does not; and investments in futures and options on futures are a principal strategy for Summit S&P 500 Index but not for Ameritas Index 500. The following chart sets forth the principal investment strategies of each Portfolio.

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PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Ameritas Index 500	Summit S&P 500 Index
Under normal conditions, the Portfolio seeks to track the S&P 500 Index, an unmanaged market capitalization-weighted index composed of 500 widely held common stocks.

The Portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, an unmanaged capitalization-weighted index of common stocks comprised of 500 large capitalization common stocks of U.S. companies as of December 31, 2007 that aims to include the top 75% of the value of the domestic equity markets.

The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P 500 Index in proportion to the weighting in the Index. If the Portfolio is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index.

The Portfolio's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Values in excess of 90% indicate a very high degree of correlation between the Portfolio and the Index. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 Index, but there can be no assurance that the Portfolio will achieve a 95% correlation.

The Portfolio has no similar strategy.

The Portfolio may invest in Standard & Poor's Depositary Receipts® ("SPDRs®") or other investment companies.  SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Portfolio is diversified.	The Portfolio is diversified.
The Portfolio may invest in futures, options on futures, and options on securities (to the extent incorporated within the S&P 500 Index), but this is not a principal strategy.	The Portfolio may invest up to 20% of its assets in futures and options on futures.

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Certain of the current holdings of each Ameritas Portfolio may not meet the current investment objective and policies of the respective Summit Portfolio. In reconciling the investment policies of the Portfolios, the Advisor and Subadvisor of the Ameritas Portfolios will begin to transition the respective portfolio holdings from the Ameritas Portfolios to the Summit Portfolios. To the extent that certain of these holdings transfer to the Summit Portfolios following the Reorganization, certain transaction costs could be incurred in transitioning these holdings out of the Ameritas Portfolios and would ultimately be borne by contract owners, policy owners or plan participants.

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For a more detailed description of the investment techniques used by the Portfolios, see the Portfolios' Prospectuses, the Ameritas SAI, and the Summit SAI, as applicable.

Fundamental Investment Restrictions. In addition to the objectives and strategies described above, each Portfolio has adopted certain fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio.

Ameritas Income & Growth à Summit Zenith

The Portfolios have several comparable fundamental restrictions; however, Summit Zenith's ability to borrow does not include the ability to enter into reverse repurchase agreements, and Ameritas Income & Growth is prohibited from investing in commodities in any way. Each Portfolio also has certain fundamental restrictions which are not fundamental restrictions of the other Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Fund)	(Acquiring Fund)
	Ameritas Income & Growth may not:	Summit Zenith may not:
Diversification

Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation. The Portfolio may not purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

With respect to 75% of the value of its total assets, the Portfolio may not invest more than 5% of its total assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies). The Portfolio may not purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Short Sales and Margin Purchases

Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

Purchase any securities on margin (except that Summit Mutual Funds, Inc. may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities ) or make short sales of securities or maintain a short position.

Borrowing

Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks (the Portfolio may not enter into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging.

Underwriting

Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

Underwrite securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements. For purposes of this investment restriction, the Portfolios consider a "loan" to be a "loan of money."

Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets. The Portfolio may not make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

Concentration

Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities	Invest in commodities.

Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Illiquid Investments

Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Senior Securities	Issue senior securities.	Issue senior securities, except that the Portfolio may borrow money as provided above.

Ameritas Income & Growth has the following additional fundamental restrictions, which are not fundamental restrictions of Summit Zenith:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF AMERITAS INCOME & GROWTH (Merging Fund)
Ameritas Income & Growth may not:
Pledges

Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

Other Investment Companies	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

Summit Zenith has the following additional fundamental restrictions, which are not fundamental restrictions of Ameritas Income & Growth:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF SUMMIT ZENITH (Acquiring Fund)
Summit Zenith may not:
Real Estate

Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in the above, and except that it may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Ameritas Index 500 à Summit S&P 500 Index

The Portfolios have several comparable fundamental restrictions; however, Summit S&P 500 Index is more restricted in its ability to borrow than Ameritas Index 500. Summit S&P 500 Index also has certain fundamental restrictions which are not fundamental restrictions of Ameritas Index 500.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Fund)	(Acquiring Fund)
	Ameritas Index 500 may not:	Summit S&P 500 Index may not:
Diversification

With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

With respect to 75% of the value of its total assets, the Portfolio may not invest more than 5% of its total assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies). The Portfolio may not purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Senior Securities	Issue senior securities.	Issue senior securities, except that the Portfolio may borrow money as provided below.
Borrowing

Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

Underwriting

Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Underwrite securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in the above, and except that it may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures or options purchased by the Portfolio in compliance with its non-fundamental restrictions on futures and options. *

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures or options purchased by the Portfolio in compliance with its non-fundamental restrictions on futures and options. *

Lending

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements. For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets. The Portfolio may not make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

* Under its non-fundamental restriction on futures, Summit S&P 500 Index may not invest more than 20% of its assets in futures contracts and/or options on futures contracts. Under its non-fundamental restriction on options, the Portfolio may not invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Summit S&P 500 Index has the following additional fundamental restrictions, which are not fundamental restrictions of Ameritas Index 500:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF SUMMIT S&P 500 INDEX (Acquiring Fund)
Summit S&P 500 Index may not:
Margin Purchases and Short Sales

Purchase any securities on margin (except that Summit Mutual Funds, Inc. may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities ) or make short sales of securities or maintain a short position.

Illiquid Investments

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Reverse Repurchase Agreements	Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

* * *

Each Portfolio also has certain non-fundamental investment restrictions, which may be changed by the Board of Directors of Calvert Variable Series, Inc. or by the Board of Directors of Summit Mutual Funds, Inc., respectively, at any time without a shareholder vote. The non-fundamental restrictions of Ameritas Income & Growth include a restriction relating to real estate. The non-fundamental restrictions of Ameritas Index 500 include restrictions relating to short sales, margin purchases and illiquid investments. For more information regarding the Portfolios' non-fundamental investment restrictions, see the Ameritas SAI and the Summit SAI, as applicable.

Principal Risks. An investment in each Portfolio entails investment risk. Shareholders could lose money on their investment in each Portfolio, or each Portfolio could underperform, because of the following principal risks.

Ameritas Income & Growth à Summit Zenith
PRINCIPAL RISKS
Merging Fund	Acquiring Fund
Ameritas Income & Growth	Summit Zenith
The stock market may decline in value.

The Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends.  As a result, shares of the Portfolio could drop in value over short or even long periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Returns from "value" stocks the Portfolio purchases may trail returns from other asset classes or the overall stock market. The market may favor growth stocks to the exclusion of value stocks, or may not favor equities at all. There is no guarantee that a value security is in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Portfolio invests in value securities, it may produce more modest gains than equity funds with more aggressive investment profiles.

The Portfolio's investment style carries the risk that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market. The market may favor growth stocks to the exclusion of value stocks, or may not favor equities at all.  There is no guarantee that a value security is in fact, undervalued, or that the market will ever recognize its true value.  In addition, to the extent that the Portfolio invests in value securities, it may produce more modest gains than equity funds with more aggressive investment profiles.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Portfolio purchases.

Ameritas Income & Growth has the following additional principal risks, which are not principal risks of Summit Zenith:

ADDITIONAL PRINCIPAL RISKS OF Ameritas Income & Growth (Merging Fund)
The possibility that companies may reduce or fail to declare dividends due to market downturns or other reasons.
The Portfolio's active trading strategy causes it to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees.

Summit Zenith has the following additional principal risks, which are not principal risks of Ameritas Income & Growth:

ADDITIONAL PRINCIPAL RISKS OF Summit Zenith (Acquiring Fund)

The Portfolio may execute its temporary investment strategy during periods of uncertainty. The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, or management's reaction to a significant event within the Portfolio. The duration of such an event may be brief or last for an extended period of time, and during such a temporary defensive period, the Portfolio likely will not achieve its long-term objective. Its temporary objective will be to preserve capital.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including: political or economic instability in the foreign country; diplomatic developments that could adversely affect the value of the foreign security; foreign government taxes; costs incurred by the Portfolio in converting among various currencies; fluctuation in currency exchange rates; the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source; in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer; less publicly available information about foreign issuers than domestic issuers; foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.; securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers; there is often less governmental regulation of foreign exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Ameritas Index 500 à Summit S&P 500 Index
PRINCIPAL RISKS
Merging Fund	Acquiring Fund
Ameritas Index 500	Summit S&P 500 Index Zenith
The stock market or the S&P 500 Index may decline.

The S&P 500 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods.

An index fund has operating expenses; a market index does not. The Portfolio -- while expected to track its target index as closely as possible -- will not be able to match the performance of the index exactly.

Because the S&P 500 Index Portfolio has expenses, and the S&P 500 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index.  While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks of large companies, such as many of the companies represented in the S&P 500 Index, occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

The Portfolio is subject to similar risk.

The net asset value of the Portfolio may be disproportionately affected by short and long-term changes in the characteristics of the companies whose securities make up the Portfolio's benchmark index (indices), the general performance of such companies, modifications in the criteria for companies selected to make up the index, suspension or termination of the operation of the index, and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.  In addition, because the Portfolio seeks to track the performance of its benchmark index, the Adviser will pursue this investment objective regardless of the investment performance of the benchmark index and without regard to the availability of potentially more attractive investments, subject to the Portfolio's temporary defensive investment authority.

Summit S&P 500 Index has the following additional principal risks, which are not principal risks of Ameritas Index 500:

ADDITIONAL PRINCIPAL RISKS OF Summit S&P 500 Index (Acquiring Fund)

The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives to meet shareholder redemptions, to gain exposure to various markets or to modify the characteristics of the portfolio without adding leverage. The principal risk of derivatives used in this context is that returns on a derivative instrument might not be highly correlated and might be higher or lower than those of the security or securities for which it is being used as a substitute.  Futures may trade at prices above or below those of the underlying securities for a number of reasons, including daily limits imposed by the futures exchange.

The Portfolio may execute its temporary investment strategy during periods of uncertainty. The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, or management's reaction to a significant event within the Portfolio. The duration of such an event may be brief or last for an extended period of time, and during such a temporary defensive period, the Portfolio likely will not achieve its long-term objective. Its temporary objective will be to preserve capital.

For more information concerning the risks associated with investments in the Portfolios, see the Portfolios' Prospectuses, the Summit SAI, and the Ameritas SAI, as applicable.

Purchase, Exchange and Redemption Procedures, and Dividend Policy. The Portfolios have substantially similar or identical procedures for purchasing, exchanging and redeeming shares, and for receiving distributions.

Purchases. The shares of each Portfolio are offered, without sales charge, only for purchase by insurance companies for allocation to their separate accounts to serve as an investment option for variable annuity contract or variable life insurance policies, except that shares of the Summit Portfolios may also be offered to qualified pension and retirement plans. Shares are purchased by the separate accounts at the net asset value of the Portfolio next determined after the applicable insurance company receives the premium payment, with respect to the Ameritas Portfolios, or after receipt and acceptance of a purchase order by Summit Mutual Funds, Inc. or its agent, with respect to the Summit Portfolios.

The shares in each Portfolio are continuously offered at a price equal to the net asset value per share. The net asset value per share of each Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (generally 4 p.m. ET). The insurance companies use this value to calculate the value of a shareholder's interest in a policy or contract. Calvert Variable Series, Inc. and Summit Mutual Funds, Inc. are each open for business each day the New York Stock Exchange is open. The net asset value of each Portfolio fluctuates based on the respective market value of the Portfolio's investments. Initial and subsequent payments allocated to Calvert Variable Series, Inc. or Summit Mutual Funds, Inc. are subject to any limits applicable in the policies or contracts issued by the insurance companies.

Each Portfolio offers one class of shares. All investments in each Portfolio are in full and fractional shares.

Exchanges. The policy or contract prospectus indicates whether an insurance company charges any fees for moving a shareholder's assets from one investment option to another. No fees for exchanges are charged by Calvert Variable Series, Inc. or Summit Mutual Funds, Inc.

Redemptions. Insurance companies redeem shares of a Portfolio to make benefit and surrender payments under the terms of the policies or contracts. Redemptions are processed on any day a Portfolio is open for business (each day the New York Stock Exchange is open), and are effected at the net asset value next computed after the insurance company receives a surrender request, in the case of the Ameritas Portfolios, or after a notice of redemption is received by Summit Mutual Funds, Inc. or its agent, in the case of the Summit Portfolios. The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon fluctuations in the market value of the assets owned by the Portfolio.

The Ameritas Portfolios have has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) Summit Mutual Funds, Inc. is required to redeem all shares of the Summit Portfolios for cash.

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Market Timing. The Directors of Calvert Variable Series, Inc. and the Directors of Summit Mutual Funds, Inc. have each adopted policies and procedures in an effort to detect and prevent frequent or short-term trading (market timing) in the Portfolios. Under certain circumstances, a financial intermediary that distributes shares of the Ameritas Portfolios through an omnibus account may be authorized by Portfolio management to apply its own redemption fee policy. In the event of any such authorization, shareholders should contact the intermediary through which the Portfolio shares are held for more information on the redemption fee policy that applies to those shares.

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Each Portfolio is available as an investment option under a number of different variable insurance products. Owners of variable insurance products transfer value among subaccounts of insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of a Portfolio's shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the insurance company and such owner. Many of the policies do not limit the number of transfers among the available underlying funds that a policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Portfolio and policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Because of the unlimited number of transfers permitted under some policies, some policy owners could engage in more frequent trading than others.

Each Portfolio or its agent at its discretion may reject any part of any purchase or exchange request (purchase side only) it believes to be market timing, including any purchase or exchange order accepted by any policy owner's financial intermediary. Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. each monitor Portfolio cash flows to help detect market timing, but there is no guarantee that they will detect or prevent market timing activity.

Dividends. The Portfolios have similar policies concerning dividends, which are declared and distributed to the insurance company separate accounts, and not to you. Dividends from net investment income and distributions from net realized capital gains, if any, for the Ameritas Portfolios are paid at least annually. Dividends from net investment income for the Summit Portfolios are declared annually, and any capital gains are distributed annually. Each Portfolio does not intend to make distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired. Dividends and any distributions are automatically reinvested in additional shares of each Portfolio at net asset value.

Each Portfolio has qualified, and each Summit Portfolio intends to continue to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Code. None of the Portfolios is subject to federal income tax, or to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that each distributes substantially all of its net investment income and realized capital gains to its shareholders of record. Each Portfolio also intends to comply with the diversification requirements of section 817 of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.

Since the only shareholders of the Portfolios are insurance companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the policies or contracts.

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For more detailed information regarding the Portfolios' purchase, exchange and redemption procedures, including how their shares are priced, and their dividend policies, see the Portfolios' Prospectuses, the Ameritas SAI and the Summit SAI.

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Expense Comparison. The following tables allow you to compare the expenses of the Portfolios, and the tables titled "Pro Forma Combined Fund" show what the expenses of Summit Zenith and Summit S&P 500 Index are estimated to be assuming the respective Reorganization takes place. You will not pay an initial or deferred sales charge in connection with the Reorganizations.

The expense amounts set forth in the tables and the examples are based on the most recent fiscal year ended December 31, 2007 of the Merging Fund and of the Acquiring Fund, respectively. The expense amounts in the table and example for the Combined Fund are based on what the estimated combined expenses of Summit Zenith and Summit S&P 500 Index would have been for the most recent fiscal year assuming the Reorganizations had taken place on January 1, 2007.

The tables do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Ameritas Income & Growth à Summit Zenith

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund) Ameritas Income & Growth	(Acquiring Fund) Summit Zenith	(Pro Forma Combined Fund) Summit Zenith
Maximum sales charge (load) imposed on purchases	N/A	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A	N/A

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets)

	(Merging Fund) Ameritas Income & Growth	(Acquiring Fund) Summit Zenith	(Pro Forma Combined Fund) Summit Zenith
Management Fees	0.675%	0.64%	0.74%
Other Expenses [3]	0.125%	0.23%	0.11%
Acquired Fund Fees & Expenses	N/A	0.01%	N/A
Total Annual Fund Operating Expenses	0.80%	0.88%	0.85%
 Less Fee Waiver and/or Expense Reimbursement	(0.02%)[5]	N/A	(0.11%)[6]
Net Expenses	0.78%	N/A	0.74%

Ameritas Index 500 à Summit S&P 500 Index

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund) Ameritas Index 500	(Acquiring Fund) Summit S&P 500 Index	(Pro Forma Combined Fund) Summit S&P 500 Index
Maximum sales charge (load) imposed on purchases	N/A	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A	N/A

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets)

	(Merging Fund) Ameritas Index 500	(Acquiring Fund) Summit S&P 500 Index [2]	(Pro Forma Combined Fund) Summit S&P 500 Index
Management Fees	0.29%	0.25%	0.35%
Other Expenses [3]	0.18%	0.20%	0.10%
Acquired Fund Fees & Expenses	N/A	N/A	N/A
Total Annual Fund Operating Expenses [4]	0.47%	0.45%	0.45%
 Less Fee Waiver and/or Expense Reimbursement	(0.09%)[5]	N/A	(0.07%)[6]
Net Expenses	0.38%	N/A	0.38%

Explanation of Fee and Expense Tables

1 Expenses are based on the most recent fiscal year of the Merging Fund and of the Acquiring Fund, respectively. Expenses of the Combined Fund are based on what the estimated combined expenses would have been for the most recent fiscal year assuming, for hypothetical purposes, that the Reorganization had taken place on January 1, 2007. Management fees for Ameritas Income & Growth include the advisory fee paid by the Portfolio to CAMCO, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of CAMCO. The administrative fee for both Ameritas Income & Growth and for Ameritas Index 500 (as a percentage of net assets) is 0.05%.

2 Summit Investment Partners, Inc. has voluntarily agreed to waive its fees and/or reimburse expenses of S&P 500 Index, to the extent necessary, to limit all expenses, exclusive of Acquired Fund Fees & Expenses, to 0.39% of the average daily net assets of the Portfolio until May 1, 2009.

3 "Other expenses" for the Ameritas Portfolios include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

4 Total Operating Expenses, exclusive of Acquired Fund Fees & Expenses, in excess of 0.60% for Summit S&P 500 Index are paid by Summit Investment Partners, Inc. pursuant to a contractual limit in the investment advisory agreement.

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5 CAMCO has agreed to contractually limit net annual fund operating expenses for each Ameritas Portfolio through April 30, 2010. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of Calvert Variable Series, Inc. may terminate the expense cap for an Ameritas Portfolio during the contractual period. The example below reflects the expense limit but only through the contractual date.

Each Ameritas Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under the circumstances where CAMCO has provided to an Ameritas Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section of the Ameritas Portfolio's most recent Annual Report as the difference between line items "Expenses Before Offsets" and "Net Expenses". Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.77% for Ameritas Income & Growth for the year ended December 31, 2007. The amount that CAMCO benefited from the credit was 0.01% for Ameritas Index 500 for the most recent fiscal year.

6 CAMCO has agreed to enter an expense limitation agreement with Summit Mutual Funds, Inc. which will limit expenses through December 12, 2010 for the Summit Zenith Combined Fund to 0.74%, and will limit direct net expenses through the same two-year period for the Summit S&P 500 Index Combined Fund to the level of Ameritas Index 500's expenses as of November 30, 2008. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder.

With respect to the Summit S&P 500 Index Combined Fund's expense limitation arrangement and for purposes of illustration only, assuming the rate of Ameritas Index 500's net expenses for the fiscal year ended December 31, 2007 were the rate of the Portfolio's net expenses in effect on November 30, 2008, and subject to the qualifications discussed below, direct net operating expenses for the Combined Fund Pro Forma would not exceed 0.38% for the contractual period. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. It is not expected that the Combined Fund will incur a material amount of interest expense in the fiscal year.

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Examples. These examples are intended to help you compare the cost of investing in each Ameritas Portfolio versus the respective Summit Portfolio and the Summit Portfolio (Pro Forma), assuming the Reorganizations take place. The examples assume that:

    You invest $10,000 in the Portfolio for the time periods indicated;

    You reinvest all dividends and distributions;

    Your investment has a 5% return each year;

    The Portfolio's operating expenses remain the same; and

    Any Calvert expense limitation is in effect for years one and two.

The examples do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Ameritas Income & Growth à Summit Zenith

(Unaudited)
Number of Years Investment is Held	(Merging Fund) Ameritas Income & Growth	(Acquiring Fund) Summit Zenith	(Pro Forma Combined Fund) Summit Zenith
1 year	$80	$90	$76
3 years	$253	$282	$248
5 years	$442	$490	$448
10 years	$988	$1,088	$1,026

Ameritas Index 500 à Summit S&P 500 Index

(Unaudited)
Number of Years Investment is Held	(Merging Fund) Ameritas Index 500	(Acquiring Fund) Summit S&P 500 Index	(Pro Forma Combined Fund) Summit S&P 500 Index
1 year	$39	$46	$39
3 years	$142	$145	$130
5 years	$254	$253	$238
10 years	$583	$568	$553

Performance Comparison. The following bar charts and performance tables show each Portfolio's annual returns and its long-term performance. The charts and tables provide some indication of the risks of investing in each Portfolio. A Portfolio's past performance does not necessarily indicate how that Portfolio will perform in the future.

The bar charts show how the performance of each Portfolio has varied from year-to-year.

Ameritas Income & Growth à Summit Zenith

(Merging Fund)
Ameritas Income & Growth
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	16.09%
Worst Quarter (of periods shown)	Q3 '02	-18.88%

(Acquiring Fund)
Summit Zenith
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	21.36%
Worst Quarter (of periods shown)	Q3 '98	-22.68%

Ameritas Index 500 à Summit S&P 500 Index

(Merging Fund)
Ameritas Index 500
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	15.36%
Worst Quarter (of periods shown)	Q3 '02	-17.29%

(Acquiring Fund)
Summit S&P 500 Index
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '98	21.24%
Worst Quarter (of periods shown)	Q3 '02	-17.37%

The average annual total return table compares each Portfolio's performance over time to that of an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses, and it is not possible to invest directly in an index.

The returns shown for each Portfolio do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Income & Growth à Summit Zenith

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)					(Acquiring Fund)
Ameritas Income & Growth					Summit Zenith
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
Ameritas Income & Growth	2.60%	10.69%	N/A	2.98%	Summit Zenith	1.40%	15.74%	6.46%	N/A
Russell 1000 Value Index	-0.17%	14.63%	N/A	6.68%	Russell 1000 Value Index	-0.17%	14.63%	7.68%	N/A
S&P 500 Index	5.49%	12.82%	N/A	2.59%	S&P 500 Index	5.49%	12.82%	5.91%	N/A
Lipper VA Large Cap Core Funds Average	4.83%	11.01%	N/A	1.52%	Lipper VA Large Cap Core Funds Average	4.83%	11.01%	N/A	N/A
*	Inception date of Ameritas Income & Growth is 11/1/99.	**	Inception date of Summit Zenith is 8/15/84.

In June 2007, Ameritas Income & Growth changed its broad-based benchmark to the Russell 1000 Value Index from the S&P 500 Index. This change in the Portfolio's benchmark resulted from a change in the Portfolio's Subadvisor. The Portfolio's former and current benchmarks are both widely recognized unmanaged indices of common stock prices.

The Lipper Variable Annuity Large Cap Core Funds Average is an average of the annual return of mutual funds that have an investment style similar to that of Ameritas Income & Growth.

Ameritas Index 500 à Summit S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)					(Acquiring Fund)
Ameritas Index 500					Summit S&P 500 Index
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
Ameritas Index 500	5.15%	12.45%	N/A	2.22%	Summit S&P 500 Index	5.16%	12.36%	5.50%	N/A
S&P 500 Index	5.49%	12.82%	N/A	2.59%	S&P 500 Index	5.49%	12.82%	5.91%	N/A
Lipper VA S&P 500 Index Objective Funds Average	4.22%	11.44%	N/A	1.30%	Lipper VA S&P 500 Index Objective Funds Average	4.22%	11.44%	N/A	N/A
*	Inception date of Ameritas Index 500 is 11/1/99.	**	Inception date of Summit S&P 500 Index is 12/29/95.

The S&P 500 Index is a widely recognized unmanaged index of common stock prices.

The Lipper Variable Annuity S&P 500 Index Objective Funds Average is an average of the annual return of mutual funds that have an investment style similar to that of the Portfolios.

* * *

Important information about each Summit Portfolio is also contained in management's discussion of that Portfolio's performance which appears in the most recent Annual Report and Semi-Annual Report of Summit Mutual Funds, Inc. relating to the respective Portfolio.

Management. The overall management of each Ameritas Portfolio and of each Summit Portfolio is the responsibility of, and is supervised by, the Boards of Directors of Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., respectively.

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Investment Management. As described in "Reasons for the Reorganizations" above, if the Summit Proxy Statement proposals are approved, Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, will become the investment advisor for Summit Zenith and Summit S&P 500 Index pursuant to the realignment of the Summit and Calvert mutual fund families. CAMCO is a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI. CAMCO will provide the Summit Portfolios with investment supervision and management and office space; will furnish executive and other personnel to the Summit Portfolios; and will pay the salaries and fees of all Directors who are affiliated persons of and employed by CAMCO. It has been managing mutual funds since 1976. As of September 30, 2008 CAMCO was the investment advisor for 42 mutual fund portfolios and had over $14 billion in assets under management.

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Investment Advisory Agreement.

Ameritas Income & Growth à Summit Zenith

Under the proposed investment advisory agreement between CAMCO and Summit Mutual Funds, Inc. described in the Summit Proxy Statement, CAMCO will receive an annual advisory fee of 0.64% with respect to Summit Zenith, as a percentage of the Portfolio's average daily net assets.

Ameritas Index 500 à Summit S&P 500 Index

Under the proposed investment advisory agreement between CAMCO and Summit Mutual Funds, Inc. described in the Summit Proxy Statement, CAMCO will receive an annual advisory fee of 0.25% with respect to Summit S&P 500 Index, as a percentage of the Portfolio's average daily net assets.

Portfolio Managers for Summit Zenith.

Ameritas Income & Growth à Summit Zenith

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Information is provided below identifying each individual and/or member of the team who will be employed by or associated with CAMCO and who will be jointly and primarily responsible for the day-to-day management of Summit Zenith if the Summit Proxy Statement proposals are approved. These same individuals currently serve as the portfolio managers of both Ameritas Income & Growth and Summit Zenith.

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Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	Portfolio Manager	Commencing in December 2008	Managing Director -- Equities, Summit Investment Partners, Inc. Mr. McGlynn joined Summit in 1999. Mr. McGlynn has 28 years of experience in the investment industry.	Portfolio Manager
Yvonne M. Bishop, CFA	Assistant Portfolio Manager	Commencing in December 2008	Assistant Portfolio Manager for all equity accounts, Summit Investment Partners, Inc. Ms. Bishop joined Summit in 2000.	Assistant Portfolio Manager

Subadvisor and Portfolio Managers for Summit S&P 500 Index.

Ameritas Index 500 à Summit S&P 500 Index

As described above in "Reasons for the Reorganizations," if the Summit Proxy Statement proposals are approved, Summit Investment Partners, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, will become the investment subadvisor for Summit S&P 500 Index pursuant to the realignment of the Summit and Calvert mutual fund families. Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI.

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Information is provided below identifying each individual and/or member of the team who is employed by or associated with Summit Investment Partners, Inc. and who will be jointly and primarily responsible for the day-to-day management of Summit S&P 500 Index if the Summit Proxy Statement proposals are approved. This same individual currently serves as the portfolio management team leader of both Ameritas Index 500 and Summit S&P 500 Index.

Name of Portfolio Manager	Title	Length of Service with Subadvisor	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director and Portfolio Manager for Index accounts	Since 1989	Managing Director -- Fixed Income High Yield and Derivatives, Summit Investment Partners, Inc. Mr. Rodmaker has 20 years of investment management experience.	Leads the Management Team

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The Summit SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in Summit S&P 500 Index.

Other Management Arrangements.

If the Summit Proxy Statement proposals are approved, the following management arrangements will be in place for Summit Zenith and Summit S&P 500 Index:

Calvert Distributors, Inc. ("CDI"), a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, will serve as the principal underwriter and distributor.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., will be the transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, will be the shareholder servicing agent.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, will be the administrator.

REASONS FOR THE REORGANIZATIONS

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Background on Proposed Changes to Summit Funds. Summit Mutual Funds, Inc. was established in 1984 and currently has 21 mutual funds under the Summit Apex Series and the Summit Pinnacle Series. The Summit family of funds is advised by Summit Investment Partners, Inc., an indirect subsidiary of UNIFI. As of September 30, 2008, Summit Investment Partners, Inc. had approximately $1.1 billion in mutual fund assets under management.

Within the UNIFI structure, there is another mutual fund family, the Calvert Family of Funds. The Calvert Funds were founded in 1976 with a focus on tax free and socially responsible investing. As of September 30, 2008, the Calvert Funds had approximately $14.5 billion in assets under management across 42 mutual fund portfolios, ranging from money market, equity, fixed income and tax free funds to variable annuity offerings. CAMCO is the investment adviser to the Calvert Funds.

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At a regular meeting held on September 11, 2008, the Board of Directors of Calvert Variable Series, Inc. considered a proposed internal realignment of the mutual fund operations within UNIFI by combining the Summit and Calvert families of Funds with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, CAMCO will assume the investment advisory role for the entire line-up of Summit Mutual Fund assets. The realignment is expected to:

    Create economies of scale for shareholders as represented by lower or capped expenses for all Funds with the implementation of a fee cap on the net expense ratio of each Fund for a period of two years.

    Lower sales loads for all Funds thereby potentially increasing future distribution and growth opportunities.

    Expand shareholder and sales support servicing of the Funds.

    Leverage Summit and Calvert existing asset management and distribution strengths.

    Minimize disruption to Summit's distribution partners and shareholders while providing increased growth potential.

The realignment will be effected in several ways. Certain of the funds in the Summit Family of Funds, including Summit Zenith, will continue in their current form, but will be advised by CAMCO. CAMCO will then engage Summit Investment Partners, Inc., among others, to provide the day-to-day management of certain of those Funds, including Summit S&P 500 Index, in a sub-advisory role. Certain other Summit Funds, which are the subject of other separate Prospectus/Proxy Statements, will be reorganized into comparable Calvert Funds. In the Reorganizations which are the subject of this Prospectus/Proxy Statement, Ameritas Income & Growth and Ameritas Index 500 will be reorganized into Summit Zenith and Summit S&P 500 Index, comparable Summit funds.

Board Considerations. The Board of Directors, including the CVS Independent Directors, believes that the proposed Reorganizations are in the best interest of the shareholders of Ameritas Income & Growth and Ameritas Index 500, respectively, and accordingly has authorized the submission of the applicable Reorganization Plan to the shareholders of the respective Ameritas Portfolio for their approval.

At their in-person meeting of Directors held on September 11, 2008, the Board of Directors considered management's recommendation to reorganize Ameritas Income & Growth and Ameritas Index 500 into Summit Zenith and Summit S&P 500 Index, respectively. In determining whether it was appropriate to recommend approval by shareholders, the Board requested information, provided by both management of Summit Investment Partners, Inc. and by CAMCO, which it believed to be reasonably necessary to reach its conclusion. The Directors carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. After considering various factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Directors determined that the Reorganizations of Ameritas Income & Growth and Ameritas Index 500 into Summit Zenith and Summit S&P Index 500, respectively, would be in the best interest of the applicable Ameritas Portfolio and its shareholders.

The Directors reviewed various challenges to the continuing viability of each Ameritas Portfolio. The Board also considered potential benefits to the shareholders of each Ameritas Portfolio from the respective Reorganization, including the opportunity for improved performance in the case of Ameritas Income & Growth due to the substantially better performance record of Summit Zenith over three years and five years, and the fact that in the case of Ameritas Index 500, the combined fund would be larger in size with more competitive operational scale and the potential for lower long-term expenses.

The Reorganizations will allow the shareholders of each Ameritas Portfolio to continue to participate in a professionally-managed portfolio which has an investment style and portfolio characteristics similar to those of their fund. The Board of Directors, in recommending the proposed Reorganizations, considered a number of factors, including the following:

  The current size and future growth prospects of each Ameritas Portfolio compared to that of the respective Summit Portfolio;

  The compatibility of the investment objectives, investment policies and risks of each Summit Portfolio with those of the respective Ameritas Portfolio;

  The expenses and advisory fees applicable to each Ameritas Portfolio and Summit Portfolio before the Reorganization;

  The fact that in order not to increase expenses to shareholders of each Ameritas Portfolio, CAMCO has agreed to enter an expense limitation agreement with Summit Mutual Funds, Inc. for two years following the respective Reorganization under which expenses for Ameritas Income & Growth will be limited and net expenses for Summit S&P 500 Index will be limited to the net expense rate of Ameritas Index 500 in effect as of November 30, 2008;

  Economies of scale which may potentially be realized as a result of the Reorganizations;

  The relative investment performance of each Ameritas Portfolio as compared to that of the respective Summit Portfolio;

  The fact that the same individuals currently handle day-to-day portfolio management for each Ameritas Portfolio and the respective Summit Portfolio, and the continuity of portfolio management pursuant to the realignment;

  The capabilities, investment experience, and resources of Summit Investment Partners, Inc., in the case of Ameritas Index 500;

  The service features available to shareholders of both the Ameritas Portfolios and the Summit Portfolios;

  The terms and conditions of each Reorganization Plan;

  The fact that the Reorganizations will not dilute the interests of the respective current shareholders of each Ameritas Portfolio;

  The tax-free nature of the respective Reorganization to each Ameritas Portfolio and its shareholders;

  The fact that each Summit Portfolio will assume the known liabilities of the respective Ameritas Portfolio; and

  The costs estimated to be incurred to complete the Reorganization, including the fact that each Ameritas Portfolio will not bear any expenses relating to the respective Reorganization and that all costs incurred by both the Ameritas Portfolios and the Summit Portfolios in connection with the Reorganizations will be paid by CAMCO or Summit Investment Partners, Inc.

Following review of the materials provided and the terms of each Reorganization Plan, the CVS Independent Directors approved the respective Reorganization and recommended its approval by shareholders of Ameritas Income & Growth and Ameritas Index 500, respectively. In connection with their approval, the CVS Independent Directors considered, among other things, that: (1) because each Reorganization is to be effected on the basis that the value of the shares of the Summit Portfolio to be received by the Record Holders of the respective Ameritas Portfolio will be equal to the value of shares of the Ameritas Portfolio surrendered in exchange therefor, shareholders of that Ameritas Portfolio will not experience any dilution in the value of their investment as a result of the applicable Reorganization; and (2) each Ameritas Portfolio will receive an opinion of counsel that the exchanges contemplated by the respective Reorganization would be tax-free for federal income tax purposes.

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At in-person meetings held on September 5, 2008 and September 9, 2008, the Board of Directors of Summit Mutual Funds, Inc. considered management's recommendation to merge each Ameritas Portfolio into the respective Summit Portfolio, along with information provided by management of CAMCO. The Board of Directors considered, among other things, the terms and conditions of each Reorganization, the opportunity to add assets to each Summit Portfolio, that shareholders of each Summit Portfolio will not experience any dilution in the value of their investment as a result of the respective Reorganization, and that each Summit Portfolio will receive an opinion of counsel that the exchanges contemplated by the respective Reorganization would be tax-free for federal income tax purposes. The Directors of Summit Mutual Funds, Inc., including the Independent Directors, concluded that each proposed Reorganization would be in the best interests of the shareholders of the applicable Summit Portfolio and that the interests of its shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Directors of Summit Mutual Funds, Inc. therefore approved each Reorganization on behalf of the respective Summit Portfolio. The votes of the shareholders of Summit Zenith and Summit S&P 500 Index are not being solicited by this Prospectus/Proxy Statement because their approval or consent is not necessary for the respective Reorganization.

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INFORMATION ABOUT THE REORGANIZATIONS

The following summary is qualified in it is entirety by reference to each Reorganization Plan, the form of which is attached as Exhibits A and B to this Prospectus/Proxy Statement.

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Plans of Reorganization. The proposed Reorganization Plans provide that each Summit Portfolio will acquire all the assets of the respective Ameritas Portfolio in exchange for shares of that Summit Portfolio, and that each Summit Portfolio will assume the known liabilities of the respective Ameritas Portfolio. Each Reorganization is expected to be completed on or about December 12, 2008 or such later date as the parties may mutually agree.

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The value of the full and fractional shares of each Summit Portfolio to be issued to Record Holders of the respective Ameritas Portfolio will equal the value of the shares of that Ameritas Portfolio outstanding immediately prior to the respective Reorganization. Portfolio securities of each Ameritas Portfolio will be valued in accordance with the valuation practices of the respective Summit Portfolio.

At the time of the Reorganizations, each Ameritas Portfolio will pay all of its obligations and liabilities, and prior to the respective Reorganization will issue a dividend to distribute to its Record Holders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforward). Each Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, each Ameritas Portfolio will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date full and fractional shares of the respective Summit Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Ameritas Portfolio computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the 1940 Act by the SEC's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Summit Portfolio, representing the respective pro rata number of full and fractional shares of that Summit Portfolio due Record Holders of the respective Ameritas Portfolio. Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the following: each Reorganization Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Ameritas Portfolio. As indicated above, the votes of the shareholders of the Summit Portfolios are not being solicited because their approval or consent is not necessary for the Reorganizations.

Representations, Warranties and, Agreements. Both parties to each Reorganization shall have complied with their respective responsibilities under the applicable Reorganization Plan, the respective representations and warranties contained in that Reorganization Plan shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either Portfolio which is a party to that Reorganization since June 30, 2008. Both parties to each Reorganization shall produce certificates satisfactory in form and substance indicating that they have met the terms of the respective Reorganization Plan.

Tax Opinions. For the purposes of this tax section, "Record Holder" refers to the separate accounts through which the Insurance Companies own shares of the Ameritas Portfolios' stock. Assuming each shareholder's policy or contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the applicable Reorganization.

Both parties to each Reorganization shall have received an opinion of counsel, addressed to the applicable Portfolios and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code (the "Code") to the Ameritas Portfolio, the Summit Portfolio, and their respective Record Holders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the applicable Reorganization Plan, this Prospectus/Proxy Statement, and on other written representations as the Ameritas Portfolio and the respective Summit Portfolio will have verified. The opinion of counsel will indicate to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, upon consummation of each Reorganization:

  Neither the Ameritas Portfolio nor the respective Summit Portfolio will recognize any gain or loss upon the transfer of the assets of the Ameritas Portfolio to the Summit Portfolio in exchange for shares of the Summit Portfolio, and, in the case of the Ameritas Portfolio, upon the distribution (whether actual or constructive) of shares of the Summit Portfolio to Record Holders of the Ameritas Portfolio in exchange for their shares of capital stock of the Ameritas Portfolio;

  The Record Holders of the Ameritas Portfolio who receive shares of the respective Summit Portfolio pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Ameritas Portfolio for shares of the Summit Portfolio (including any share interests they are deemed to have received) pursuant to the Reorganization;

  The tax basis of shares of the Summit Portfolio received by Record Holders of the respective Ameritas Portfolio will be the same as the tax basis of the shares of capital stock of the Ameritas Portfolio surrendered in the exchange; and the holding period of shares of the Summit Portfolio received by each Record Holder of the Ameritas Portfolio will include the period during which the shares of the Ameritas Portfolio exchanged therefor were held by such Record Holder, provided the shares of the Ameritas Portfolio were held as a capital asset on the date of the Reorganization; and

  The tax basis of the Ameritas Portfolio's assets acquired by the respective Summit Portfolio will be the same as the tax basis of such assets to the Ameritas Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Ameritas Portfolio in the hands of the Summit Portfolio will include the period during which those assets were held by the Ameritas Portfolio.

Each Reorganization Plan may be amended by mutual written consent of the parties to the Reorganization authorized by the Directors of each party before or after approval of the Reorganization Plan by shareholders of the applicable Ameritas Portfolio, but after such approval, no amendment may be made that substantially changes the terms of the Reorganization Plan.

Each Reorganization Plan may be terminated, and the respective Reorganization abandoned, at any time prior to the Closing Date by either party to the Reorganization upon notice to the other party, whether before or after approval by shareholders of the applicable Ameritas Portfolio, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under the Reorganization Plan or a material covenant of the other party set forth in the Reorganization Plan has not been fulfilled, or a material default or material breach of the Reorganization Plan is made by the other party.

Description of Shares of the Summit Portfolios. In accordance with the procedures under each Reorganization Plan as described above, each Record Holder of the Ameritas Portfolio will receive that number of full and fractional shares of the respective Summit Portfolio equal in value at the Valuation Date to the value of the shares of the Ameritas Portfolio which such Record Holder shareholder currently holds. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

The shares of each Summit Portfolio are sold at NAV without any front-end or deferred sales charges, and are not subject to distribution-related or shareholder-servicing related fees. Because each transfer will be effected at NAV without the imposition of a sales charge, the Record Holders of each Ameritas Portfolio will receive shares of the respective Summit Portfolio without paying any front-end sales charge or a contingent deferred sales charge as a result of the applicable Reorganization.

After a Reorganization, to the extent that your Policy is invested in shares of a Summit Portfolio, the value of your Policy interest will depend on the performance of that Summit Portfolio, rather than that of the respective Ameritas Portfolio.

Following the Reorganizations, the shares of the Summit Portfolios will be sold only to insurance companies for allocation to their separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies issued by such companies, and to certain pension or retirement plans that are qualified plans under federal tax law. The interest of a policy or contract owner or plan participant in the shares will be subject to the terms of the particular annuity or life insurance policy or plan, and is described in the prospectus for the applicable policy or contract, or the plan documents.

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Federal Income Tax Consequences. Each Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(D) of the Code, in the case of the Reorganization involving Ameritas Income & Growth and Summit Zenith, or Section 368(a)(1)(C) of the Code, in the case of the Reorganization involving Ameritas Index 500 and Summit S&P 500 Index. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and Record Holders could recognize a gain or loss on the transaction.

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Since the Record Holders of the Portfolios are insurance companies, this Prospectus/Proxy Statement does not contain a detailed discussion of federal income tax consequences at the shareholder level. For information concerning federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the contracts or policies.

Effect of the Reorganizations on Capital Loss Carryforwards. The following tables provide comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities as of June 30, 2008, and the capital loss carryforwards as of December 31, 2007, for the Ameritas Portfolios.

Ameritas Income & Growth à Summit Zenith
Ameritas Income & Growth
Capital Loss Carryforward
Capital Loss Carryforward	$(6,521,238)
Net realized gains (losses)	$(443,844)
Net unrealized appreciation (depreciation)	$(25,551,265)

Ameritas Index 500 à Summit S&P 500 Index
Ameritas Index 500
Capital Loss Carryforward
Expiring December
2009	2010	2011	2012	2013	2014
$(3,249,995)	$(12,775,077)	$(2,110,080)	$(960,576)	$(2,529,937)	($1,687,669)

Net realized gains (losses)			$(221,409)
Net unrealized appreciation (depreciation)			$1,751,516

If the respective Reorganization does not occur, the loss carryforwards of Ameritas Income & Growth should be available to offset any net realized capital gains of Ameritas Income & Growth through their expiration date in December 2009, and the loss carryforwards of Ameritas Index 500 should be available to offset any net realized capital gains of Ameritas Index 500 through their expiration date in December 2009, December 2010, December 2011, December 2012, December 2013 and December 2014, respectively. It is anticipated that no distributions of net realized capital gains would be made by either Ameritas Portfolio until the capital loss carryforwards expire or are offset by net realized capital gains.

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If the Reorganizations are consummated, Summit Zenith and Summit S&P 500 Index will be constrained in the extent to which they can use the capital loss carryforwards of Ameritas Income & Growth and Ameritas Index 500, respectively, because of limitations imposed by the Code, on the occurrence of an ownership change. Each Summit Portfolio should be able to use in each year a capital loss carryforward in an amount equal to the net asset value of the respective Ameritas Portfolio on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2008, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of each Reorganization, currently anticipated to close on or about December 12, 2008.

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CAMCO believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, since the Record Holders, as separate accounts of the Insurance Companies, pay no tax on their income.

Expenses. As indicated above, in order not to increase expenses to shareholders of the Ameritas Portfolios, CAMCO has agreed to enter an expense limitation agreement with Summit Mutual Funds, Inc. for two years following the respective Reorganization under which expenses for Ameritas Income & Growth will be limited to 0.74% and net expenses for Summit S&P 500 Index will be limited to the net expense rate of Ameritas Index 500 in effect as of November 30, 2008.

Capitalization. The following tables show the capitalization of each Ameritas Portfolio and the respective Summit Portfolio as of June 30, 2008, and on a pro forma basis the capitalization of the respective Combined Fund as of that date, giving effect to the proposed acquisitions of assets at net asset value.

Ameritas Income & Growth à Summit Zenith
Capitalization	(Merging Fund) Ameritas Income & Growth	(Acquiring Fund) Summit Zenith	Pro Forma Adjustments*	(Pro Forma Combined Fund) Summit Zenith **
Net Assets	$140,136,246	$46,788,388	$---	$186,924,634
Shares Outstanding	11,692,849	656,739	9,725,748	2,623,840
Net Asset Value per Share	$11.98	$71.24	$---	$71.24

Ameritas Index 500 à Summit S&P 500 Index
Capitalization	(Merging Fund) Ameritas Index 500	(Acquiring Fund) Summit S&P 500 Index	Pro Forma Adjustments*	(Pro Forma Combined Fund) Summit S&P 500 Index **
Net Assets	$69,662,388	$249,894,759	$---	$319,557,147
Shares Outstanding	501,466	3,008,279	337,133	3,846,878
Net Asset Value per Share	$138.92	$83.07	$---	$83.07

* Share adjustment is necessary when issuing shares of the Summit Portfolios to shareholders of the Ameritas Portfolios because the Portfolios' net asset values are different.

** The pro forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganizations. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Following each Reorganization, the operations of the respective Summit Portfolio will be governed by the Articles of Incorporation and Bylaws of Summit Mutual Funds, Inc. as they now exist. After a review of each Portfolio's respective organizational documents i.e., the applicable Articles of Incorporation and By-laws), the following compares certain significant aspects of the rights of shareholders of the Ameritas Portfolios and the Summit Portfolios.

Form of Organization.

The Ameritas Portfolios

Each Ameritas Portfolio is a separate diversified series of Calvert Variable Series, Inc., an open-end management investment company registered with the SEC under the 1940 Act and organized as a Maryland corporation in September 1982. The series of Calvert Variable Series, Inc. consist of Ameritas Income & Growth and Ameritas Index 500, and other mutual funds of various asset classes. Calvert Variable Series, Inc. currently offers shares of its portfolios to insurance company separate accounts to serve as an investment vehicle for variable annuity and variable life insurance policies issued by the insurance company.

The Summit Portfolios

Each Summit Portfolio is a separate diversified series of Summit Mutual Funds, Inc., an open-end management investment company registered with the SEC under the 1940 Act and organized as a Maryland corporation in January 1984. The series of Summit Mutual Funds, Inc. consist of Summit Zenith and Summit S&P 500 Index, and other mutual funds of various asset classes. The shares of Summit Mutual Funds, Inc. are divided into a number of variable Portfolios (under Summit Pinnacle Series), and a number of retail Funds (under Summit Apex Series). Summit Mutual Funds, Inc. currently offers shares of its Pinnacle Series portfolios to insurance company separate accounts to serve as an investment vehicle for variable life insurance policies and variable annuity contracts issued by the insurance company; the shares are also offered directly to qualified pension and retirement plans.

* * *

Each of Calvert Variable Series, Inc. and Summit Mutual Funds, Inc. is governed by its respective Articles of Incorporation and By-Laws, its Board of Directors, and applicable Maryland law.

Capitalization. The beneficial interests in Calvert Variable Series, Inc. are represented by 32,500,000,000 authorized transferable shares of common stock, par value $0.01 per share. The beneficial interests in Summit Mutual Funds, Inc. are represented by 1,130,000,000 authorized transferable shares of common stock, par value $0.10 per share.

The Articles of Incorporation of each of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. permit the respective Directors to allocate shares into classes or series, with rights determined by the Directors, without shareholder approval. Each Portfolio offers one class of shares.

Shareholder Liability. Under Maryland law, shareholders of each Portfolio have no personal liability as such for the acts or obligations of the respective Portfolio or for those of Calvert Variable Series, Inc. or Summit Mutual Funds, Inc., as applicable.

Shareholder Meetings and Voting Rights. Neither Calvert Variable Series, Inc., on behalf of the Ameritas Portfolios, nor Summit Mutual Funds, Inc., on behalf of the Summit Portfolios, is required to hold annual meetings of shareholders. A shareholder meeting may be called by the Chairman of the Board of Calvert Variable Series, Inc. at any time at the direction of the Board, or by the Secretary of Calvert Variable Series Inc. upon written request of the holders of not less than 25% of the outstanding shares entitled to vote at the meeting, or as required by law or regulation. A shareholder meeting may be called by the Chairman of the Board of Summit Mutual Funds, Inc., the President, a majority of the Summit Directors, or by the President at the request of the holders of a majority of the outstanding shares entitled to vote.

A majority of the outstanding shares of each Portfolio entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of each Portfolio is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act, or in the case of the Summit Portfolios, by the applicable governing documents.

Shares of a Portfolio represent an equal pro rata interest in the applicable Portfolio and generally have equal voting, redemption, dividend, liquidation and other rights. Shareholders of a Portfolio are entitled to receive dividends and other amounts as determined by the respective Directors. Shareholders of each Portfolio vote separately, by Portfolio, as to matters that affect only their particular Portfolio.

Each share of a Portfolio is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Portfolio have non-cumulative voting rights.

Liquidation. In the event of liquidation or dissolution, the shareholders of a Portfolio being liquidated are entitled to receive, when and as declared by the Directors, the excess of the assets belonging to that Portfolio over the liabilities belonging to the Portfolio, distributed among the shareholders in proportion to the number of shares of such Portfolio held by them on the date of distribution.

Liability and Indemnification of Directors.

A director or former director of Calvert Variable Series, Inc. who is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a director may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. In a proceeding brought by or on behalf of the corporation, a director may not be indemnified if he has been adjudged liable for negligence or misconduct in performing his or her duty to the corporation unless the court determines that indemnification is proper in view of the circumstances of the case. Indemnification, unless ordered by a court, may be made only after a determination that the director has met the applicable standard of conduct by: a majority vote of a quorum of Directors not parties to the action; a majority vote of a committee of the Board not parties to the action; a special counsel selected by the Board or by a committee of the Board; or by the stockholders.

Each Director or former Director of Summit Mutual Funds, Inc. is entitled to be indemnified against all liabilities, judgments, fines, penalties, settlements and reasonable expenses incurred by him or her in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil or administrative, in which he may become involved as a party or otherwise by reason of his having been a director. However, no such director shall be indemnified for any liabilities or expenses arising by reason of (1) "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Director), whether or not there is an adjudication of liability, or (2) service as a director unless such person acted in good faith and reasonably believed that conduct in his or her official capacity was in the best interests of the corporation or that his or her conduct in other cases was not opposed to the best interests of the corporation, and that with respect to a criminal proceeding, such person had no reasonable cause to believe that the conduct was unlawful. A determination whether a director's liability arose out of disabling conduct may be by a final decision on the merits by a court or other body, or in the absence of such a decision, by a reasonable determination that such person was not liable by reason of disabling conduct: by the vote of a majority of a quorum of disinterested directors who are not parties to the action; by independent legal counsel in a written opinion; by majority vote of the shareholders; or by any other reasonable and fair means.

The foregoing is only a summary of certain characteristics of the operations of the Articles of Incorporation and By-Laws of each Portfolio and Maryland and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Articles of Incorporation, By-Laws and Maryland and federal law, as applicable, directly for more complete information.

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files proxy material, reports, and other information with the SEC (Calvert Variable Series, Inc., File No. 811-03591 and Summit Mutual Funds, Inc., File No. 811-04000, respectively). These reports and other information filed by a Portfolio can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Portfolios.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report to shareholders of Ameritas Income & Growth and Ameritas Index 500 for the year ended December 31, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm for each Ameritas Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

The Annual Report to shareholders of Summit Zenith and Summit S&P Index 500 the year ended December 31, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of Deloitte & Touche LLP, independent registered public accounting firm for each Summit Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

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Voting instructions (proxies) from the shareholders of each Ameritas Portfolio are being solicited by the Directors of Calvert Variable Series, Inc. for a Joint Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 at 9:00 a.m., Eastern Time, on Friday, December 5, 2008, or at such later time or date made necessary by adjournment.

Calvert Variable Series, Inc. is soliciting proxies by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of Calvert Variable Series, Inc., who will receive no additional compensation for doing so, or by Broadridge, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of proxies.

In accordance with the Reorganization Plans, CAMCO or Summit Investment Partners, Inc. will be responsible for payment of all expenses incurred by the Ameritas Portfolios and the Summit Portfolios in connection with the Reorganizations. These expenses are estimated to cost approximately $22,727 per Reorganization to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the Reorganizations. None of the expenses related to the Reorganizations will be paid by the Ameritas Portfolios or their respective Policy Owners.

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Quorum. The holders of a majority of the issued and outstanding shares of each Ameritas Portfolio entitled to vote, represented in person or by proxy, constitute a quorum at the Meeting. Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.

Adjournment. In the event that a quorum is not present at the Meeting with respect to an Ameritas Portfolio, the shareholders of that Portfolio present or represented by proxy at the Meeting may adjourn the Meeting from time to time until a quorum is present. In the event that a quorum is present but sufficient votes to approve the respective proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proposal. Any such adjournment will require the affirmative vote of a majority of those shares of the applicable Ameritas Portfolio represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the applicable proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required. If a quorum is present at the Meeting, the affirmative vote of "a majority of the outstanding voting securities", as defined in the 1940 Act, of each Ameritas Portfolio who are eligible to vote on the proposal is required for approval of the applicable Reorganization into the respective Summit Portfolio. This means that the proposal must be approved by the lesser of:

  67% or more of the shares of that Ameritas Portfolio entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or more than 50% of the outstanding shares of that Ameritas Portfolio entitled to vote.

Voting by Mail. In addition to voting in person at the Meeting, shareholders also may sign and mail the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted "FOR" the applicable proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) written notice of revocation addressed to the Secretary of Calvert Variable Series, Inc. prior to the Meeting, (2) submitting prior to the Meeting a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and "broker non-votes" will be counted as shares of an Ameritas Portfolio that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, "broker non-votes" and abstentions effectively will be votes against the applicable Reorganization proposal. Those shares present at the meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

Proportional Voting. The Insurance Companies will vote shares of each Ameritas Portfolio allocated to the Insurance Companies' registered separate accounts in accordance with instructions received from the respective Policy Owners. The number of shares as to which voting instructions may be given under a Policy is determined by the number of full and fractional shares of that Ameritas Portfolio's stock held in an Insurance Company separate account with respect to that particular Policy.

Under a "proportional voting" policy adopted by the Board of Calvert Variable Series, Inc., the Insurance Companies will vote all of the shares of each Ameritas Portfolio, including shares held by the Insurance Companies, in proportion to the voting instructions received from the respective Policy Owners. This means that they will vote each Ameritas Portfolio's shares for which no timely instructions are received in proportion to the instructions they do receive, and that proxies which are properly executed and returned but are not marked with voting instructions will be voted FOR the respective proposed Reorganization. An Insurance Company will also vote any shares in its general accounts which are not attributable to Policies in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate ("echo voting"). As a result, with no minimum amount of instructed shares being required, a minority of Policy Owners could, in practice, determine the outcome of the vote on each proposed Reorganization.

It is anticipated that Ameritas Life Insurance Corporation will have voting control of each Ameritas Portfolio by virtue of the shares of that Portfolio allocated to its exempt separate accounts. Attendance by Ameritas Life Insurant Corporation, the legal owner of the shares, at the Meeting will therefore constitute a quorum with respect to each Ameritas Portfolio, and Ameritas Life Insurance Corporation plans to vote "FOR" approval of each proposed Reorganization.

The votes of shareholders of each Summit Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

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Record Date. Shareholders of each Ameritas Portfolio of record at the close of business on October 15, 2008 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of October 15, 2008, as shown on the books of each Ameritas Portfolio, the following number of shares of that Portfolio was issued and outstanding:

(Merging Fund)	Number of Shares Outstanding
Ameritas Income & Growth	13,015,940.5410
Ameritas Index 500	473,923.4400

As of October 15, 2008, the officers and Directors of Summit Mutual Funds, Inc. as a group beneficially owned less than 1% of the outstanding shares of each Summit Portfolio.

Control Persons and Principal Holders of Securities. As of October 15, 2008, Ameritas Life Insurance Corporation owned of record 99.66% of the shares of Ameritas Income & Growth and 99.11% of the shares of Ameritas Index 500. Ameritas Life Insurance Corporation is domiciled in Nebraska, and is an affiliate of CVS Income's investment advisor and principal underwriter. Ameritas Life Insurance Corporation is also a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI.

As of October 15, 2008, the Union Central Life Insurance Company owned of record 100% of the shares of Summit Zenith and 86.71% of the shares of Summit S&P 500 Index. The Union Central Life Insurance Company is domiciled in Ohio, and is an affiliate of Summit Bond's investment advisor and principal underwriter. The Union Central Life Insurance Company is a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI.

Ameritas Income & Growth à Summit Zenith

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of Ameritas Income & Growth as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	9,033,372.8200	69.40%	53.09%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	3,938,538.2590	30.26%	23.15%

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of Summit Zenith as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company Individual Cincinnati, OH	569,389.271	84.40%	19.84%
The Union Central Life Insurance Company VUL Cincinnati, OH	105,228.729	15.60%	3.67%

Ameritas Index 500 à Summit S&P 500 Index

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of Ameritas Index 500 as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	315,344.1900	66.54%	14.23%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	154,376.1890	32.57%	6.97%

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of Summit S&P 500 Index as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company Group Cincinnati, OH	1,777,736.546	61.09%	48.02%
The Union Central Life Insurance Company Individual Cincinnati, OH	455,107.024	15.64%	12.29%
The Union Central Life Insurance Company VUL Cincinnati, OH	290,510.943	9.98%	7.85%

Ameritas Life Insurance Corporation has advised Calvert Variable Series, Inc. that as of October 15, 2008 there were no Policy Owners entitled to instruct the Insurance Companies with respect to more than 5% of the shares of either Ameritas Income & Growth or Ameritas Index 500.

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SHAREHOLDER PROPOSALS

Calvert Variable Series, Inc. does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement and form of proxy for any subsequent meeting of shareholders should send their written proposals to the Secretary of Calvert Variable Series, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis. If the proposed Reorganizations described in this Prospectus/Proxy Statement are completed, there will be no further meetings of the shareholders of either Ameritas Income & Growth or Ameritas Index 500.

OTHER BUSINESS

The Board of Directors does not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

By Order of the Board of Directors

William M. Tartikoff, Esq.
Secretary
Calvert Variable Series, Inc.

THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF EACH REORGANIZATION PLAN.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

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This AGREEMENT AND PLAN OF REORGANIZATION, dated as of September 11, 2008, is between Calvert Variable Series, Inc. on behalf of the Ameritas Income & Growth Portfolio and Summit Mutual Funds, Inc. on behalf of the Summit Zenith Portfolio of the Pinnacle Series.

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This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of Ameritas Income & Growth Portfolio to Summit Zenith Portfolio in exchange for shares of beneficial interest of Summit Zenith Portfolio, the assumption by Summit Zenith Portfolio of all known liabilities of Ameritas Income & Growth Portfolio and the distribution of Summit Zenith Portfolio's shares to the shareholders of Ameritas Income & Growth Portfolio in complete liquidation of Ameritas Income & Growth Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of Ameritas Income & Growth Portfolio shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. Summit Zenith Portfolio shall furnish to Ameritas Income & Growth Portfolio such data and information as shall be reasonably requested by Ameritas Income & Growth Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. Ameritas Income & Growth Portfolio will convey, transfer, and deliver to Summit Zenith Portfolio all of the then-existing assets and property of Ameritas Income & Growth Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Ameritas Income & Growth Portfolio and any deferred or prepaid expenses shown as an assets on the books of Ameritas Income & Growth Portfolio at the closing provided for in Section 2(c) of this Agreement (the "Closing"). In consideration thereof, Summit Zenith Portfolio agrees at the Closing:

(i) to deliver to Ameritas Income & Growth Portfolio in exchange for the assets the number of full and fractional shares of common stock of Summit Zenith Portfolio ("Summit Zenith Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares to be issued shall be determined by dividing the per share net asset value of Ameritas Income & Growth Portfolio Shares (rounded to the nearest millionth) by the net asset value per share of Summit Zenith Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Ameritas Income & Growth Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to Ameritas Income & Growth Portfolio, or to any of the shareholders of Ameritas Income & Growth Portfolio upon distribution of Summit Zenith Portfolio Shares to them.

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(b) Liabilities to be Assumed. Summit Zenith Portfolio shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of Ameritas Income & Growth Portfolio prepared on behalf of such Fund, as of the Valuation Date (as defined in Section 3(a)), in accordance with generally accepted accounting principles consistently applied from the prior audited period and certified by the Controller of Ameritas Income & Growth Portfolio. Summit Zenith Portfolio shall assume only those liabilities of Ameritas Income & Growth Portfolio reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of Ameritas Income & Growth Portfolio.

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(c) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of the satisfaction of all representations and warranties contained herein, receipt of all necessary regulatory approvals, or the final adjournment of the meeting of shareholders of Ameritas Income & Growth Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(d) On or as soon as practicable prior to the Closing Date, Ameritas Income & Growth Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of Ameritas Income & Growth Portfolio's net assets to be transferred to Summit Zenith Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Summit Zenith Portfolio's prospectus.

(b) The net asset value per share of Summit Zenith Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Summit Zenith Portfolio's Controller using the same valuation procedures as set forth in Summit Zenith Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of Ameritas Income & Growth Portfolio's net assets, using the valuation procedures as set forth in Ameritas Income & Growth Portfolio's prospectus, to be transferred to Summit Zenith Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Income & Growth Portfolio, shall be furnished by Ameritas Income & Growth Portfolio to Summit Zenith Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Summit Zenith Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of Summit Zenith Portfolio, shall be furnished by Summit Zenith Portfolio to Ameritas Income & Growth Portfolio at the Closing.

In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of Summit Zenith Portfolio or Ameritas Income & Growth Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of Summit Mutual Funds, Inc. or Calvert Variable Series, Inc., accurate appraisal of the value of the net assets of Summit Zenith Portfolio or Ameritas Income & Growth Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

Calvert Variable Series, Inc. and Summit Mutual Funds, Inc. agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Summit Zenith Portfolio and those determined in accordance with the pricing policies and procedures of Ameritas Income & Growth Portfolio.

4. LIQUIDATION AND DISSOLUTION

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(a) As soon as practicable after the Closing Date, Ameritas Income & Growth Portfolio will distribute pro rata to Ameritas Income & Growth Portfolio shareholders of record as of the close of business on the Closing Date the shares of Summit Zenith Portfolio received by Ameritas Income & Growth Portfolio pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Summit Zenith Portfolio in the names of each such shareholder of Ameritas Income & Growth Portfolio, representing the respective pro rata number of full shares and fractional interests in shares of Summit Zenith Portfolio due to each. No such shareholder accounts shall be established by Summit Zenith Portfolio or the transfer agent for Summit Zenith Portfolio except pursuant to written instructions from Ameritas Income & Growth Portfolio, and Ameritas Income & Growth Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Ameritas Income & Growth Portfolio shareholder a pro rata share of the number of shares of Summit Zenith Portfolio received pursuant to Section 2(a) of this Agreement.

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(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Summit Zenith Portfolio or its transfer agent to each shareholder of Ameritas Income & Growth Portfolio receiving such distribution of shares of Summit Zenith Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of Summit Zenith Portfolio shall not be issued in connection with the Reorganization. Ownership of shares of Summit Zenith Portfolio will be shown on the books of Summit Zenith Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of Ameritas Income & Growth Portfolio, and in no event later than 12 months from the date of this Agreement, Ameritas Income & Growth Portfolio shall be terminated pursuant to the provisions of the Plan and the By-laws and Articles of Incorporation of Calvert Variable Series, Inc.

(e) Immediately after the Closing Date, the share transfer books of Ameritas Income & Growth Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Summit Mutual Funds, Inc., which govern its series, Summit Zenith Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

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(b) By-laws. The By-laws of Summit Mutual Funds, Inc., which govern its series, Summit Zenith Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with Summit Mutual Funds, Inc.'s Articles of Incorporation or said By-laws.

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6. REPRESENTATIONS AND WARRANTIES OF SUMMIT ZENITH PORTFOLIO

(a) Organization, Existence, etc. Summit Zenith Portfolio is a duly organized series of Summit Mutual Funds, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Summit Mutual Funds, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Summit Zenith Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Summit Mutual Funds, Inc., of which Summit Zenith Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Summit Zenith Portfolio has 40,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of June 30, 2008, 656,739 shares were outstanding; and no shares were held in the treasury of Summit Zenith Portfolio. All of the outstanding shares of Summit Zenith Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Summit Zenith Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. Summit Zenith Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

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(e) Authority Relative to this Agreement. Summit Mutual Funds, Inc. has the power to enter into the Plan on behalf of its series, Summit Zenith Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Summit Mutual Funds, Inc. and no other proceedings by Summit Mutual Funds, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Summit Zenith Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of Summit Zenith Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in Summit Zenith Portfolio financial statements for the period ended June 30, 2008 ("Summit Zenith Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to Ameritas Income & Growth Portfolio, none of which has been materially adverse to the business, assets or results of operations of Summit Zenith Portfolio.

(g) Litigation. To the knowledge of Summit Mutual Funds, Inc. there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Summit Zenith Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Ameritas Income & Growth Portfolio under which no default exists, Summit Mutual Funds, Inc. on behalf of Summit Zenith Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of Summit Zenith Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. Summit Zenith Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Summit Zenith Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

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(j) Registration Statement. Summit Zenith Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Summit Zenith Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

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Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Summit Zenith Portfolio and as pertaining to Summit Zenith Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Income & Growth Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

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(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF AMERITAS INCOME & GROWTH PORTFOLIO

(a) Organization, Existence, etc. Ameritas Income & Growth Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Calvert Variable Series, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Ameritas Income & Growth Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. Calvert Variable Series, Inc., of which Ameritas Income & Growth Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Ameritas Income & Growth Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of June 30, 2008, 11,692,849 shares were outstanding, and no shares were held in the treasury of Ameritas Income & Growth Portfolio. All of the outstanding shares of Ameritas Income & Growth Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Income & Growth Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Ameritas Income & Growth Portfolio may change prior to the Effective Date of the Reorganization.

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(d) Financial Statements. The audited financial statements of Ameritas Income & Growth Portfolio for the year ended December 31, 2007, to be delivered to Summit Zenith Portfolio, will fairly present the financial position of Ameritas Income & Growth Portfolio as of December 31, 2007, and the results of its operations and changes in net assets for the year then ended. The unaudited financial statements of Ameritas Income & Growth Portfolio for the period ended June 30, 2008 ("Ameritas Income & Growth Portfolio Financial Statements") fairly present the financial position of Ameritas Income & Growth Portfolio as of June 30, 2008 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, Ameritas Income & Growth Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and, except for approval by the holders of its capital stock, no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Income & Growth Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of Ameritas Income & Growth Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Income & Growth Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to Summit Zenith Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Ameritas Income & Growth Portfolio.

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(g) Litigation. To the knowledge of Calvert Variable Series, Inc., there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Income & Growth Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Summit Zenith Portfolio under which no default exists, Calvert Variable Series, Inc., on behalf of Ameritas Income & Growth Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of Ameritas Income & Growth Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. Ameritas Income & Growth Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Ameritas Income & Growth Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of Ameritas Income & Growth Portfolio as of the Effective Time of the Reorganization will be owned by Calvert Variable Series, Inc. on behalf of Ameritas Income & Growth Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. Ameritas Income & Growth Portfolio will cooperate with Summit Zenith Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to Summit Zenith Portfolio the information relating to Ameritas Income & Growth Portfolio required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to Ameritas Income & Growth Portfolio:

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(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

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(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Summit Zenith Portfolio, insofar as it relates to Ameritas Income & Growth Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Income & Growth Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF SUMMIT ZENITH PORTFOLIO

The obligations of Summit Zenith Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Discharge of Liabilities. Ameritas Income & Growth Portfolio shall endeavor to have discharged all of its known liabilities and obligations prior to the Effective Time of the Reorganization.

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(b) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, Ameritas Income & Growth Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Ameritas Income & Growth Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, Summit Zenith Portfolio shall have received a certificate from Ameritas Income & Growth Portfolio satisfactory in form and substance to Summit Zenith Portfolio indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. Summit Zenith Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Summit Zenith Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Income & Growth Portfolio and the shareholders of Ameritas Income & Growth Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Income & Growth Portfolio in connection with the Reorganization, and on such other written representations as Ameritas Income & Growth Portfolio and Summit Zenith Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Ameritas Income & Growth Portfolio nor Summit Zenith Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Income & Growth Portfolio to Summit Zenith Portfolio in exchange for Summit Zenith Portfolio Shares and upon the distribution (whether actual or constructive) of Summit Zenith Portfolio Shares to the shareholders of Ameritas Income & Growth Portfolio in exchange for their shares of capital stock of Ameritas Income & Growth Portfolio;

(ii) the shareholders of Ameritas Income & Growth Portfolio who receive Summit Zenith Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Income & Growth Portfolio for Summit Zenith Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Summit Zenith Portfolio Shares received by Ameritas Income & Growth Portfolio's shareholders will be the same as the basis of the shares of capital stock of Ameritas Income & Growth Portfolio surrendered in the exchange, and the holding period of Summit Zenith Portfolio shares received by each shareholder of Ameritas Income & Growth Portfolio will include the period during which the shares of Ameritas Income & Growth Portfolio exchanged therefor were held by such shareholder, provided the shares of Ameritas Income & Growth Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Ameritas Income & Growth Portfolio's assets acquired by Summit Zenith Portfolio will be the same as the basis of such assets to Ameritas Income & Growth Portfolio immediately prior to the Reorganization, and the holding period of the assets of Ameritas Income & Growth Portfolio in the hands of Summit Zenith Portfolio will include the period during which those assets were held by Ameritas Income & Growth Portfolio.

(e) Opinion of Counsel. Summit Zenith Portfolio shall have received the opinion of counsel for Ameritas Income & Growth Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Summit Zenith Portfolio, to the effect that:

(i) Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Ameritas Income & Growth Portfolio is a series of Calvert Variable Series, Inc.; and

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Calvert Variable Series, Inc. on behalf of Ameritas Income & Growth Portfolio and, assuming due authorization, execution, and delivery of the Plan by Summit Mutual Funds, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, Ameritas Income & Growth Portfolio.

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9. CONDITIONS TO OBLIGATIONS OF AMERITAS INCOME & GROWTH PORTFOLIO

The obligations of Ameritas Income & Growth Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

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(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of Ameritas Income & Growth Portfolio. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of Ameritas Income & Growth Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of Ameritas Income & Growth Portfolio entitled to vote.

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(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Summit Zenith Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Summit Zenith Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, Ameritas Income & Growth Portfolio shall have received a certificate from Summit Zenith Portfolio satisfactory in form and substance to Ameritas Income & Growth Portfolio indicating that it has met the terms stated in this Section.

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(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. Ameritas Income & Growth Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Income & Growth Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Summit Zenith Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Income & Growth Portfolio in connection with the Reorganization, and on such other written representations as Ameritas Income & Growth Portfolio and Summit Zenith Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Ameritas Income & Growth Portfolio nor Summit Zenith Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Income & Growth Portfolio to Summit Zenith Portfolio in exchange for Summit Zenith Portfolio Shares and upon the distribution (whether actual or constructive) of Summit Zenith Portfolio Shares to the shareholders of Ameritas Income & Growth Portfolio in exchange for their shares of capital stock of Ameritas Income & Growth Portfolio;

(ii) the shareholders of Ameritas Income & Growth Portfolio who receive Summit Zenith Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Income & Growth Portfolio for Summit Zenith Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Summit Zenith Portfolio Shares received by Ameritas Income & Growth Portfolio's shareholders will be the same as the basis of the shares of capital stock of Ameritas Income & Growth Portfolio surrendered in the exchange, and the holding period of Summit Zenith Portfolio shares received by each shareholder of Ameritas Income & Growth Portfolio will include the period during which the shares of Ameritas Income & Growth Portfolio exchanged therefor were held by such shareholder, provided the shares of Ameritas Income & Growth Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Ameritas Income & Growth Portfolio assets acquired by Summit Zenith Portfolio will be the same as the basis of such assets to Ameritas Income & Growth Portfolio immediately prior to the Reorganization, and the holding period of the assets of Ameritas Income & Growth Portfolio in the hands of Summit Zenith Portfolio will include the period during which those assets were held by Ameritas Income & Growth Portfolio.

(e) Opinion of Counsel. Ameritas Income & Growth Portfolio shall have received the opinion of counsel for Summit Zenith Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Income & Growth Portfolio, to the effect that:

(i) Summit Mutual Funds, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Summit Zenith Portfolio is a series of Summit Mutual Funds, Inc.;

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Summit Mutual Funds, Inc., and the Plan has been duly executed and delivered by Summit Mutual Funds, Inc. on behalf of Summit Zenith Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Summit Mutual Funds, Inc. and its series, Summit Zenith Portfolio;

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(iv) Summit Zenith Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Summit Zenith Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of Ameritas Income & Growth Portfolio, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) Ameritas Income & Growth Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Summit Zenith Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Summit Zenith Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Summit Zenith Portfolio.

(d) Summit Zenith Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Income & Growth Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Income & Growth Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Income & Growth Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Ameritas Income & Growth Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on January 31, 2009, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

The expenses incurred by each Portfolio in connection with this Reorganization will be paid by Calvert Asset Management Company, Inc. or Summit Investment Partners, Inc.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, Ameritas Income & Growth Portfolio and Summit Zenith Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC. on behalf of Ameritas Income & Growth Portfolio

By: ____________________	By: _________________________
Name:
Title:

SUMMIT MUTUAL FUNDS, INC. on behalf of Summit Zenith Portfolio

Attest:
By: ____________________	By: _________________________
Name:
Title:

EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

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This AGREEMENT AND PLAN OF REORGANIZATION, dated as of September 11, 2008, is between Calvert Variable Series, Inc. on behalf of the Ameritas Index 500 Portfolio and Summit Mutual Funds, Inc. on behalf of the Summit S&P 500 Index Portfolio of the Pinnacle Series.

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This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of Ameritas Index 500 Portfolio to Summit S&P 500 Index Portfolio in exchange for shares of beneficial interest of Summit S&P 500 Index Portfolio, the assumption by Summit S&P 500 Index Portfolio of all known liabilities of Ameritas Index 500 Portfolio and the distribution of Summit S&P 500 Index Portfolio's shares to the shareholders of Ameritas Index 500 Portfolio in complete liquidation of Ameritas Index 500 Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of Ameritas Index 500 Portfolio shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. Summit S&P 500 Index Portfolio shall furnish to Ameritas Index 500 Portfolio such data and information as shall be reasonably requested by Ameritas Index 500 Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. Ameritas Index 500 Portfolio will convey, transfer, and deliver to Summit S&P 500 Index Portfolio all of the then-existing assets and property of Ameritas Index 500 Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Ameritas Index 500 Portfolio and any deferred or prepaid expenses shown as an assets on the books of Ameritas Index 500 Portfolio at the closing provided for in Section 2(c) of this Agreement (the "Closing"). In consideration thereof, Summit S&P 500 Index Portfolio agrees at the Closing:

(i) to deliver to Ameritas Index 500 Portfolio in exchange for the assets the number of full and fractional shares of common stock of Summit S&P 500 Index Portfolio ("Summit S&P 500 Index Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares to be issued shall be determined by dividing the per share net asset value of Ameritas Index 500 Portfolio Shares (rounded to the nearest millionth) by the net asset value per share of Summit S&P 500 Index Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Ameritas Index 500 Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to Ameritas Index 500 Portfolio, or to any of the shareholders of Ameritas Index 500 Portfolio upon distribution of Summit S&P 500 Index Portfolio Shares to them.

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(b) Liabilities to be Assumed. Summit S&P 500 Index Portfolio shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of Ameritas Index 500 Portfolio prepared on behalf of such Fund, as of the Valuation Date (as defined in Section 3(a)), in accordance with generally accepted accounting principles consistently applied from the prior audited period and certified by the Controller of Ameritas Index 500 Portfolio. Summit S&P 500 Index Portfolio shall assume only those liabilities of Ameritas Index 500 Portfolio reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of Ameritas Index 500 Portfolio.

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(c) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of the satisfaction of all representations and warranties contained herein, receipt of all necessary regulatory approvals, or the final adjournment of the meeting of shareholders of Ameritas Index 500 Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(d) On or as soon as practicable prior to the Closing Date, Ameritas Index 500 Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of Ameritas Index 500 Portfolio's net assets to be transferred to Summit S&P 500 Index Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Summit S&P 500 Index Portfolio's prospectus.

(b) The net asset value per share of Summit S&P 500 Index Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Summit S&P 500 Index Portfolio's Controller using the same valuation procedures as set forth in Summit S&P 500 Index Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of Ameritas Index 500 Portfolio's net assets, using the valuation procedures as set forth in Ameritas Index 500 Portfolio's prospectus, to be transferred to Summit S&P 500 Index Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Index 500 Portfolio, shall be furnished by Ameritas Index 500 Portfolio to Summit S&P 500 Index Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Summit S&P 500 Index Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of Summit S&P 500 Index Portfolio, shall be furnished by Summit S&P 500 Index Portfolio to Ameritas Index 500 Portfolio at the Closing.

In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of Summit S&P 500 Index Portfolio or Ameritas Index 500 Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of Summit Mutual Funds, Inc. or Calvert Variable Series, Inc., accurate appraisal of the value of the net assets of Summit S&P 500 Index Portfolio or Ameritas Index 500 Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

Calvert Variable Series, Inc. and Summit Mutual Funds, Inc. agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Summit S&P 500 Index Portfolio and those determined in accordance with the pricing policies and procedures of Ameritas Index 500 Portfolio.

4. LIQUIDATION AND DISSOLUTION

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(a) As soon as practicable after the Closing Date, Ameritas Index 500 Portfolio will distribute pro rata to Ameritas Index 500 Portfolio shareholders of record as of the close of business on the Closing Date the shares of Summit S&P 500 Index Portfolio received by Ameritas Index 500 Portfolio pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Summit S&P 500 Index Portfolio in the names of each such shareholder of Ameritas Index 500 Portfolio, representing the respective pro rata number of full shares and fractional interests in shares of Summit S&P 500 Index Portfolio due to each. No such shareholder accounts shall be established by Summit S&P 500 Index Portfolio or the transfer agent for Summit S&P 500 Index Portfolio except pursuant to written instructions from Ameritas Index 500 Portfolio, and Ameritas Index 500 Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Ameritas Index 500 Portfolio shareholder a pro rata share of the number of shares of Summit S&P 500 Index Portfolio received pursuant to Section 2(a) of this Agreement.

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(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Summit S&P 500 Index Portfolio or its transfer agent to each shareholder of Ameritas Index 500 Portfolio receiving such distribution of shares of Summit S&P 500 Index Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of Summit S&P 500 Index Portfolio shall not be issued in connection with the Reorganization. Ownership of shares of Summit S&P 500 Index Portfolio will be shown on the books of Summit S&P 500 Index Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of Ameritas Index 500 Portfolio, and in no event later than 12 months from the date of this Agreement, Ameritas Index 500 Portfolio shall be terminated pursuant to the provisions of the Plan and the By-laws and Articles of Incorporation of Calvert Variable Series, Inc.

(e) Immediately after the Closing Date, the share transfer books of Ameritas Index 500 Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Summit Mutual Funds, Inc., which govern its series, Summit S&P 500 Index Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

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(b) By-laws. The By-laws of Summit Mutual Funds, Inc., which govern its series, Summit S&P 500 Index Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with Summit Mutual Funds, Inc.'s Articles of Incorporation or said By-laws.

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6. REPRESENTATIONS AND WARRANTIES OF SUMMIT S&P 500 INDEX PORTFOLIO

(a) Organization, Existence, etc. Summit S&P 500 Index Portfolio is a duly organized series of Summit Mutual Funds, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Summit Mutual Funds, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Summit S&P 500 Index Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Summit Mutual Funds, Inc., of which Summit S&P 500 Index Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

 (c) Capitalization. Summit S&P 500 Index Portfolio has 30,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of June 30, 2008, 3,008,279 shares were outstanding; and no shares were held in the treasury of Summit S&P 500 Index Portfolio. All of the outstanding shares of Summit S&P 500 Index Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Summit S&P 500 Index Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

 (d) Shares to be Issued Upon Reorganization. Summit S&P 500 Index Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

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(e) Authority Relative to this Agreement. Summit Mutual Funds, Inc. has the power to enter into the Plan on behalf of its series, Summit S&P 500 Index Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Summit Mutual Funds, Inc. and no other proceedings by Summit Mutual Funds, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Summit S&P 500 Index Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of Summit S&P 500 Index Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in Summit S&P 500 Index Portfolio financial statements for the period ended June 30, 2008 ("Summit S&P 500 Index Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to Ameritas Index 500 Portfolio, none of which has been materially adverse to the business, assets or results of operations of Summit S&P 500 Index Portfolio.

(g) Litigation. To the knowledge of Summit Mutual Funds, Inc. there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Summit S&P 500 Index Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Ameritas Index 500 Portfolio under which no default exists, Summit Mutual Funds, Inc. on behalf of Summit S&P 500 Index Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of Summit S&P 500 Index Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. Summit S&P 500 Index Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Summit S&P 500 Index Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

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(j) Registration Statement. Summit S&P 500 Index Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Summit S&P 500 Index Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

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Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Summit S&P 500 Index Portfolio and as pertaining to Summit S&P 500 Index Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Index 500 Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

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(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF AMERITAS INDEX 500 PORTFOLIO

(a) Organization, Existence, etc. Ameritas Index 500 Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Calvert Variable Series, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Ameritas Index 500 Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. Calvert Variable Series, Inc., of which Ameritas Index 500 Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Ameritas Index 500 Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of June 30, 2008, 501,466 shares were outstanding, and no shares were held in the treasury of Ameritas Index 500 Portfolio. All of the outstanding shares of Ameritas Index 500 Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Index 500 Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Ameritas Index 500 Portfolio may change prior to the Effective Date of the Reorganization.

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(d) Financial Statements. The audited financial statements of Ameritas Index 500 Portfolio for the year ended December 31, 2007, to be delivered to Summit S&P 500 Index Portfolio, will fairly present the financial position of Ameritas Index 500 Portfolio as of December 31, 2007, and the results of its operations and changes in net assets for the year then ended. The unaudited financial statements of Ameritas Index 500 Portfolio for the period ended June 30, 2008 ("Ameritas Index 500 Portfolio Financial Statements") fairly present the financial position of Ameritas Index 500 Portfolio as of June 30, 2008 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, Ameritas Index 500 Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and, except for approval by the holders of its capital stock, no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Index 500 Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

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(f) Liabilities. There are no liabilities of Ameritas Index 500 Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Index 500 Portfolio's Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to Summit S&P 500 Index Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Ameritas Index 500 Portfolio.

(g) Litigation. To the knowledge of Calvert Variable Series, Inc., there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Index 500 Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Summit S&P 500 Index Portfolio under which no default exists, Calvert Variable Series, Inc., on behalf of Ameritas Index 500 Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of Ameritas Index 500 Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. Ameritas Index 500 Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Ameritas Index 500 Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of Ameritas Index 500 Portfolio as of the Effective Time of the Reorganization will be owned by Calvert Variable Series, Inc. on behalf of Ameritas Index 500 Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. Ameritas Index 500 Portfolio will cooperate with Summit S&P 500 Index Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to Summit S&P 500 Index Portfolio the information relating to Ameritas Index 500 Portfolio required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to Ameritas Index 500 Portfolio:

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(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

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(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Summit S&P 500 Index Portfolio, insofar as it relates to Ameritas Index 500 Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Index 500 Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF SUMMIT S&P 500 INDEX PORTFOLIO

The obligations of Summit S&P 500 Index Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Discharge of Liabilities. Ameritas Index 500 Portfolio shall endeavor to have discharged all of its known liabilities and obligations prior to the Effective Time of the Reorganization.

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(b) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, Ameritas Index 500 Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Ameritas Index 500 Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, Summit S&P 500 Index Portfolio shall have received a certificate from Ameritas Index 500 Portfolio satisfactory in form and substance to Summit S&P 500 Index Portfolio indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. Summit S&P 500 Index Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Summit S&P 500 Index Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Index 500 Portfolio and the shareholders of Ameritas Index 500 Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Index 500 Portfolio in connection with the Reorganization, and on such other written representations as Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Ameritas Index 500 Portfolio nor Summit S&P 500 Index Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Index 500 Portfolio to Summit S&P 500 Index Portfolio in exchange for Summit S&P 500 Index Portfolio Shares and upon the distribution (whether actual or constructive) of Summit S&P 500 Index Portfolio Shares to the shareholders of Ameritas Index 500 Portfolio in exchange for their shares of capital stock of Ameritas Index 500 Portfolio;

(ii) the shareholders of Ameritas Index 500 Portfolio who receive Summit S&P 500 Index Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Index 500 Portfolio for Summit S&P 500 Index Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Summit S&P 500 Index Portfolio Shares received by Ameritas Index 500 Portfolio's shareholders will be the same as the basis of the shares of capital stock of Ameritas Index 500 Portfolio surrendered in the exchange, and the holding period of Summit S&P 500 Index Portfolio shares received by each shareholder of Ameritas Index 500 Portfolio will include the period during which the shares of Ameritas Index 500 Portfolio exchanged therefor were held by such shareholder, provided the shares of Ameritas Index 500 Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Ameritas Index 500 Portfolio's assets acquired by Summit S&P 500 Index Portfolio will be the same as the basis of such assets to Ameritas Index 500 Portfolio immediately prior to the Reorganization, and the holding period of the assets of Ameritas Index 500 Portfolio in the hands of Summit S&P 500 Index Portfolio will include the period during which those assets were held by Ameritas Index 500 Portfolio.

(e) Opinion of Counsel. Summit S&P 500 Index Portfolio shall have received the opinion of counsel for Ameritas Index 500 Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Summit S&P 500 Index Portfolio, to the effect that:

(i) Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Ameritas Index 500 Portfolio is a series of Calvert Variable Series, Inc.; and

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Calvert Variable Series, Inc. on behalf of Ameritas Index 500 Portfolio and, assuming due authorization, execution, and delivery of the Plan by Summit Mutual Funds, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, Ameritas Index 500 Portfolio.

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9. CONDITIONS TO OBLIGATIONS OF AMERITAS INDEX 500 PORTFOLIO

The obligations of Ameritas Index 500 Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

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(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of Ameritas Index 500 Portfolio. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of Ameritas Index 500 Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of Ameritas Index 500 Portfolio entitled to vote.

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(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Summit S&P 500 Index Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Summit S&P 500 Index Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, Ameritas Index 500 Portfolio shall have received a certificate from Summit S&P 500 Index Portfolio satisfactory in form and substance to Ameritas Index 500 Portfolio indicating that it has met the terms stated in this Section.

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(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. Ameritas Index 500 Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Index 500 Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Summit S&P 500 Index Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Index 500 Portfolio in connection with the Reorganization, and on such other written representations as Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Ameritas Index 500 Portfolio nor Summit S&P 500 Index Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Index 500 Portfolio to Summit S&P 500 Index Portfolio in exchange for Summit S&P 500 Index Portfolio Shares and upon the distribution (whether actual or constructive) of Summit S&P 500 Index Portfolio Shares to the shareholders of Ameritas Index 500 Portfolio in exchange for their shares of capital stock of Ameritas Index 500 Portfolio;

(ii) the shareholders of Ameritas Index 500 Portfolio who receive Summit S&P 500 Index Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Index 500 Portfolio for Summit S&P 500 Index Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Summit S&P 500 Index Portfolio Shares received by Ameritas Index 500 Portfolio's shareholders will be the same as the basis of the shares of capital stock of Ameritas Index 500 Portfolio surrendered in the exchange, and the holding period of Summit S&P 500 Index Portfolio shares received by each shareholder of Ameritas Index 500 Portfolio will include the period during which the shares of Ameritas Index 500 Portfolio exchanged therefor were held by such shareholder, provided the shares of Ameritas Index 500 Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Ameritas Index 500 Portfolio assets acquired by Summit S&P 500 Index Portfolio will be the same as the basis of such assets to Ameritas Index 500 Portfolio immediately prior to the Reorganization, and the holding period of the assets of Ameritas Index 500 Portfolio in the hands of Summit S&P 500 Index Portfolio will include the period during which those assets were held by Ameritas Index 500 Portfolio.

(e) Opinion of Counsel. Ameritas Index 500 Portfolio shall have received the opinion of counsel for Summit S&P 500 Index Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Index 500 Portfolio, to the effect that:

(i) Summit Mutual Funds, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Summit S&P 500 Index Portfolio is a series of Summit Mutual Funds, Inc.;

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Summit Mutual Funds, Inc., and the Plan has been duly executed and delivered by Summit Mutual Funds, Inc. on behalf of Summit S&P 500 Index Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Summit Mutual Funds, Inc. and its series, Summit S&P 500 Index Portfolio;

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(iv) Summit S&P 500 Index Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Summit S&P 500 Index Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of Ameritas Index 500 Portfolio, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) Ameritas Index 500 Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Summit S&P 500 Index Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Summit S&P 500 Index Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Summit S&P 500 Index Portfolio.

(d) Summit S&P 500 Index Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Index 500 Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Index 500 Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Index 500 Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Ameritas Index 500 Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on January 31, 2009, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

The expenses incurred by each Portfolio in connection with this Reorganization will be paid by Calvert Asset Management Company, Inc. or Summit Investment Partners, Inc.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC. on behalf of Ameritas Index 500 Portfolio

By: ____________________	By: _________________________
Name:
Title:

SUMMIT MUTUAL FUNDS, INC. on behalf of Summit S&P 500 Index Portfolio

Attest:
By: ____________________	By: _________________________
Name:
Title:


PROXY

CALVERT VARIABLE SERIES, INC.
AMERITAS INCOME & GROWTH PORTFOLIO

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS.


The undersigned, revoking previous proxies, hereby appoints William M. Tartikoff, Esq., Ivy Wafford Duke, Esq., and Lancelot A. King, Esq. and each of them separately, true and lawful attorneys with full power of substitution of each, and hereby authorizes them to represent and to vote all shares that the undersigned is entitled to vote at the Joint Special Meeting of Shareholders of the Ameritas Income & Growth Portfolio of Calvert Variable Series, Inc., to be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, and at any adjournment thereof (the "Meeting") as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Meeting.


NOTE: Please sign this card exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

Signature and Title (if applicable): ___________________________________

Signature (if held jointly):__________________________________________

Date: ______________________________________________________, 2008

PLEASE SIGN, DATE AND VOTE, AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. Receipt of the Notice of Joint Special Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

IF NO CHOICE IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

________________________________________________________________________

The Board of Directors recommends a vote FOR the following proposal.

Please mark one box below in blue or black ink.


1. To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc., to the Summit Zenith Portfolio, a series of Summit Mutual Funds, Inc., in exchange for shares of the Summit Zenith Portfolio. The Reorganization Plan also provides for distribution of these shares of the Summit Zenith Portfolio to shareholders of the Ameritas Income & Growth Portfolio in liquidation and subsequent termination of the Ameritas Income & Growth Portfolio. Under the Reorganization Plan, the Summit Zenith Portfolio will also assume the known liabilities of the Ameritas Income & Growth Portfolio.

            For      ☐             Against      ☐             Abstain      ☐



PROXY

CALVERT VARIABLE SERIES, INC.

AMERITAS INDEX 500 PORTFOLIO

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS.


The undersigned, revoking previous proxies, hereby appoints William M. Tartikoff, Esq., Ivy Wafford Duke, Esq., and Lancelot A. King, Esq. and each of them separately, true and lawful attorneys with full power of substitution of each, and hereby authorizes them to represent and to vote all shares that the undersigned is entitled to vote at the Joint Special Meeting of Shareholders of the Ameritas Index 500 Portfolio of Calvert Variable Series, Inc., to be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, and at any adjournment thereof (the "Meeting") as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Meeting.


NOTE: Please sign this card exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

Signature and Title (if applicable): ___________________________________

Signature (if held jointly):__________________________________________

Date: ______________________________________________________, 2008

PLEASE SIGN, DATE AND VOTE, AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. Receipt of the Notice of Joint Special Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

IF NO CHOICE IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

_________________________________________________________________

The Board of Directors recommends a vote FOR the following proposal.

Please mark one box below in blue or black ink.


1. To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc., to the Summit S&P 500 Index Portfolio, a series of Summit Mutual Funds, Inc., in exchange for shares of the Summit S&P 500 Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Summit S&P 500 Index Portfolio to shareholders of the Ameritas Index 500 Portfolio in liquidation and subsequent termination of the Ameritas Index 500 Portfolio. Under the Reorganization Plan, the Summit S&P 500 Index Portfolio will also assume the known liabilities of the Ameritas Index 500 Portfolio.

            For      ☐             Against      ☐             Abstain      ☐



FORM N-14
PART B

Acquisition of the Assets of the AMERITAS INCOME & GROWTH PORTFOLIO,	Acquisition of the Assets of the AMERITAS INDEX 500 PORTFOLIO,
(Each a series of Calvert Variable Series, Inc. 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)
By and in Exchange for Shares of the SUMMIT ZENITH PORTFOLIO,	By and in Exchange for Shares of the SUMMIT S&P 500 INDEX PORTFOLIO,
(Each a series under the Pinnacle Series of Summit Mutual Funds, Inc. 312 Walnut Street, Suite 2500 Cincinnati, Ohio 45202 1-877-546-3863)

STATEMENT OF ADDITIONAL INFORMATION

October 24, 2008


This Statement of Additional Information (the "Reorganization SAI") relates to the proposed transfer of the assets of the Ameritas Income & Growth Portfolio ("Ameritas Income & Growth") and of the Ameritas Index 500 Portfolio ("Ameritas Index 500"), each a series of Calvert Variable Series, Inc., to the Summit Zenith Portfolio ("Summit Zenith") and the Summit S&P 500 Index Portfolio ("Summit S&P 500 Index"), respectively, each a series of Summit Mutual Funds, Inc., in exchange for shares of Summit Zenith and Summit S&P 500 Index, respectively (to be distributed to holders of shares of Ameritas Income & Growth and Ameritas Index 500, as applicable, in complete liquidation of Ameritas Income & Growth and Ameritas Index 500, respectively) (the "Reorganizations"). In the Reorganizations, Summit Zenith and Summit S&P 500 Index will also assume the known liabilities of Ameritas Income & Growth and of Ameritas Index 500, respectively.

This Reorganization SAI contains additional information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated October 24, 2008 of Ameritas Income & Growth and Ameritas Index 500 (the "Prospectus/Proxy Statement"), which relates to the Reorganizations. This Reorganization SAI consists of the information set forth below pertaining to Ameritas Income & Growth and Ameritas Index 500, and to Summit Zenith and Summit S&P 500 Index, and the following described documents, each of which is incorporated by reference herein:


  Prospectus of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 dated April 30, 2008, filed with the Securities and Exchange Commission on April 29, 2008 (Calvert Variable Series, Inc., Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A, File No. 002-80154);

  Statement of Additional Information of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 dated April 30, 2008, filed with the Securities and Exchange Commission on April 29, 2008 (Calvert Variable Series, Inc., Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A, File No. 002-80154);


  Annual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 for the year ended December 31, 2007, including the report of KPMG LLP and containing historical financial information relating to Ameritas Income & Growth and Ameritas Index 500, filed with the Securities and Exchange Commission on March 6, 2008 (Calvert Variable Series, Inc., Form N-CSR, File No. 002-80154). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about February 15, 2008;

  Semiannual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Income & Growth and Ameritas Index 500 for the period ended June 30, 2008, containing historical financial information relating to Ameritas Income & Growth and Ameritas Index 500, filed with the Securities and Exchange Commission on September 4, 2008 (Calvert Variable Series, Inc., Form N-CSRS, File No. 002-80154). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 14, 2008;


  Prospectus of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index dated May 1, 2008, filed with the Securities and Exchange Commission on April 30, 2008 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-90309);

  Statement of Additional Information of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index dated May 1, 2008, filed with the Securities and Exchange Commission on April 30, 2008 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-90309);


  Annual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index for the year ended December 31, 2007, including the report of Deloitte & Touche LLP and containing historical financial information relating to Summit Zenith and Summit S&P 500 Index, filed with the Securities and Exchange Commission on March 11, 2008 (Summit Mutual Funds, Inc., Form N-CSR, File No. 002-90309). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about February 25, 2008;

  Semiannual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Zenith and Summit S&P 500 Index for the period ended June 30, 2008, filed with the Securities and Exchange Commission on September 8, 2008 and containing historical financial information relating to Summit Zenith and Summit S&P 500 Index (Summit Mutual Funds, Inc., Form N-CSRS, File No. 002-90309). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 20, 2008;


  Pro Forma Combining Financial Statements of Summit Zenith, dated as of December 31, 2007 and June 30, 2008, attached hereto; and

  Pro Forma Combining Financial Statements of Summit S&P 500 Index, dated as of December 31, 2007 and June 30, 2008, attached hereto.


This Reorganization SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement of Ameritas Income & Growth and Ameritas Index 500, and Summit Zenith and Summit S&P 500 Index, dated October 24, 2008. The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on October 24, 2008 (Summit Mutual Funds, Inc., Registration Statement on Form N-14, File No. 333-153637) and is available upon request and without charge by writing to Summit Mutual Funds, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, or by calling 1-877-546-3863.


Pro Forma Financial Statements for the Periods Ending December 31, 2007 (Unaudited) and June 30, 2008 (Unaudited). The following unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of each Ameritas Portfolio and the respective Summit Portfolio (individually referred to as the "Portfolio" or collectively as the "Portfolios"), for periods ended December 31, 2007 and June 30, 2008. Subject to shareholder approval, Ameritas Income & Growth and Ameritas Index 500 will be reorganized into Summit Zenith and Summit S&P 500 Index, respectively, as of the close of business on or about December 5, 2008. For purposes of these Pro Forma Statements, the financial information covers the periods from January 1, 2007 to December 31, 2007, and January 1, 2008 to June 30, 2008. These statements have been derived from the books and records utilized in calculating daily net asset values at December 31, 2007 and June 30, 2008.

The Pro Forma Statements of Assets and Liabilities give the effect of the proposed combinations of the Portfolios. Each combination is accounted for as a tax-free merger of investment companies. Each Pro Forma Statement of Operations presents the operations of the applicable Portfolios on a combined basis and is presented for information purposes only; however, it is not necessarily representative of what the combined result of those Portfolios would have been had the combination occurred at the beginning of the fiscal years. The Pro Forma Statements of Operations have been adjusted to reflect the anticipated advisory fee arrangement for each surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of each combined entity. Other costs which may change as a result of the reorganizations are currently undeterminable.

Summit Zenith and Summit S&P 500 Index each constitute a surviving entity for financial reporting purposes; therefore each is deemed an "accounting survivor" for the respective merger.


CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNADUDITED)

	Ameritas Income & Growth Portfolio		Zenith Portfolio				Proforma Adjustments (x)		Combined Zenith Portfolio
EQUITY SECURITIES - 95.4%	Shares	Value	Shares		Value		Shares	Value	Shares	Value
Airlines - 1.9%
Southwest Airlines Co.	189,100	$2,307,020	88,100		$1,074,820		-	$0	277,200	$3,381,840

Automobiles - 2.2%
Honda Motor Co. Ltd. (ADR)	83,800	2,777,132	37,500		1,242,750		-	-	121,300	4,019,882

Capital Markets - 6.9%
AllianceBernstein Holding LP	30,200	2,272,550	17,100		1,286,775		-	-	47,300	3,559,325
Bank of New York Mellon Corp.	39,309	1,916,707	18,549		904,449		-	-	57,858	2,821,156
Legg Mason, Inc.	36,700	2,684,605	17,100		1,250,865		-	-	53,800	3,935,470
Morgan Stanley	29,900	1,587,989	13,600		722,296		-	-	43,500	2,310,285
		8,461,851			4,164,385			-		12,626,236

Chemicals - 2.0%
Dow Chemical Co.	62,200	2,451,924	29,500		1,162,890		-	-	91,700	3,614,814

Commercial Banks - 1.5%
Wells Fargo & Co.	61,100	1,844,609	27,800		839,282		-	-	88,900	2,683,891

Communications Equipment - 5.1%
Cisco Systems, Inc.*	60,900	1,648,563	27,400		741,718		-	-	88,300	2,390,281
Motorola, Inc.	187,100	3,001,084	85,900		1,377,836		-	-	273,000	4,378,920
Nokia Oyj (ADR)	43,900	1,685,321	20,500		786,995		-	-	64,400	2,472,316
		6,334,968			2,906,549			-		9,241,517

Computers & Peripherals - 1.2%
International Business Machines Corp.	13,800	1,491,780	6,200		670,220		-	-	20,000	2,162,000

Consumer Finance - 1.4%
Capital One Financial Corp.	20,100	949,926	9,300		439,518		-	-	29,400	1,389,444
Discover Financial Services	56,550	852,774	25,250		380,770		-	-	81,800	1,233,544
		1,802,700			820,288			-		2,622,988

Diversified Financial Services - 5.9%
Bank of America Corp.	65,900	2,719,034	29,384		1,212,384		-	-	95,284	3,931,418
Citigroup, Inc.	71,500	2,104,960	32,100		945,024		-	-	103,600	3,049,984
JPMorgan Chase & Co.	58,600	2,557,890	26,304		1,148,170		-	-	84,904	3,706,060
		7,381,884			3,305,578			-		10,687,462

Diversified Telecommunication - 3.4%
AT&T, Inc.	47,600	1,978,256	22,500		935,100		-	-	70,100	2,913,356
Citizens Communications Co.	98,900	1,258,997	58,800	(d)	748,524		-	-	157,700	2,007,521
Verizon Communications, Inc.	20,500	895,645	9,700		423,793		-	-	30,200	1,319,438
		4,132,898			2,107,417			-		6,240,315

Electric Utilities - 3.5%
Duke Energy Corp.	108,000	2,178,360	51,244		1,033,591		-	-	159,244	3,211,951
Southern Co.	56,700	2,197,125	26,900		1,042,375		-	-	83,600	3,239,500
		4,375,485			2,075,966			-		6,451,451

Electronic Equipment & Instrum - 1.2%
Tyco Electronics Ltd.	41,150	1,527,900	19,175		711,968		-	-	60,325	2,239,868

Energy Equipment & Services - 1.2%
Nabors Industries Ltd.*	53,400	1,462,626	24,100	(d)	660,099		-	-	77,500	2,122,725

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	25,300	1,005,675	11,800		469,050		-	-	37,100	1,474,725
Wal-Mart Stores, Inc.	64,500	3,065,685	30,400		1,444,912		-	-	94,900	4,510,597
		4,071,360			1,913,962			-		5,985,322

Food Products - 3.5%
Kraft Foods, Inc.	76,100	2,483,143	34,872		1,137,873		-	-	110,972	3,621,016
Unilever NV	53,400	1,946,964	23,800	(d)	867,748		-	-	77,200	2,814,712
		4,430,107			2,005,621			-		6,435,728

Health Care Equipment & Supplies - 1.2%
Covidien Ltd.	34,950	1,547,935	16,075		711,962		-	-	51,025	2,259,897

Health Care Providers & Services - 5.1%
UnitedHealth Group, Inc.	54,100	3,148,620	25,800		1,501,560		-	-	79,900	4,650,180
WellPoint, Inc.*	35,900	3,149,507	16,800		1,473,864		-	-	52,700	4,623,371
		6,298,127			2,975,424			-		9,273,551

Household Durables - 1.0%
Sony Corp. (ADR)	23,000	1,248,900	10,900		591,870		-	-	33,900	1,840,770

Industrial Conglomerates - 3.1%
3M Co.	25,900	2,183,888	15,500		1,306,960		-	-	41,400	3,490,848
Tyco International Ltd.	37,050	1,469,032	17,275		684,954		-	-	54,325	2,153,986
		3,652,920			1,991,914			-		5,644,834

Insurance - 6.9%
Allstate Corp.	43,100	2,251,113	20,800		1,086,384		-	-	63,900	3,337,497
Genworth Financial, Inc.	88,300	2,247,235	41,100		1,045,995		-	-	129,400	3,293,230
Hartford Financial Services Group, Inc.	23,000	2,005,370	10,700		932,933		-	-	33,700	2,938,303
MetLife, Inc.	9,600	591,552	4,500		277,290		-	-	14,100	868,842
Travelers Co.'s, Inc.	28,000	1,506,400	13,500		726,300		-	-	41,500	2,232,700
		8,601,670			4,068,902			-		12,670,572

Machinery - 3.2%
Caterpillar, Inc.	38,600	2,800,816	18,300		1,327,848		-	-	56,900	4,128,664
Ingersoll-Rand Co. Ltd.	26,300	1,222,161	11,700		543,699		-	-	38,000	1,765,860
		4,022,977			1,871,547			-		5,894,524

Media - 6.6%
CBS Corp., Class B	56,500	1,539,625	29,174		794,991		-	-	85,674	2,334,616
Comcast Corp.*	94,400	1,723,744	44,700		816,222		-	-	139,100	2,539,966
Gannett Co., Inc.	53,200	2,074,800	24,500		955,500		-	-	77,700	3,030,300
News Corp., Class B	60,100	1,277,125	29,500	(d)	626,875		-	-	89,600	1,904,000
Time Warner, Inc.	92,300	1,523,873	41,600		686,816		-	-	133,900	2,210,689
		8,139,167			3,880,404			-		12,019,571

Metals & Mining - 2.4%
Newmont Mining Corp.	60,600	2,959,098	27,600		1,347,708		-	-	88,200	4,306,806

Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	27,200	2,538,576	14,340		1,338,352		-	-	41,540	3,876,928
ConocoPhillips	33,000	2,913,900	15,442		1,363,529		-	-	48,442	4,277,429
Devon Energy Corp.	37,100	3,298,561	19,400		1,724,854		-	-	56,500	5,023,415
Royal Dutch Shell plc (ADR)	36,200	3,048,040	16,300	(d)	1,372,460		-	-	52,500	4,420,500
Spectra Energy Corp.	109,000	2,814,380	50,072		1,292,859		-	-	159,072	4,107,239
		14,613,457			7,092,054			-		21,705,511

Pharmaceuticals - 6.4%
GlaxoSmithKline plc (ADR)	52,800	2,660,592	23,800		1,199,282		-	-	76,600	3,859,874
Johnson & Johnson	33,200	2,214,440	18,200		1,213,940		-	-	51,400	3,428,380
Pfizer, Inc.	134,600	3,059,458	60,200		1,368,346		-	-	194,800	4,427,804
		7,934,490			3,781,568			-		11,716,058

Tobacco - 2.0%
Altria Group, Inc.	33,400	2,524,372	15,800		1,194,164		-	-	49,200	3,718,536

Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	134,800	1,769,924	63,800		837,694		-	-	198,600	2,607,618

Total Equity Securities (Cost $175,210,237)		118,167,281			56,007,006			-		174,174,287

	Principal
U.S. Government Agencies and Instrumentalities - 3.3%	Amount
Federal Home Loan Bank Discount Notes, 1/2/08	$6,000,000	5,999,475	$0		-		$0	-	$6,000,000	5,999,475

Total U.S. Government Agencies and Instrumentalities (Cost $5,999,475)		5,999,475			-			-		5,999,475

Money Market Funds - 1.7%
Northern Institutional Diversified Assets Portfolio	-	-	3,077,226		3,077,226		-	-	3,077,226	3,077,226

Total Money Market Funds (Cost $3,077,226)		-			3,077,226			-		3,077,226

TOTAL INVESTMENTS (Cost $184,286,938) - 100.4%		124,166,756			59,084,232			-		183,250,988
Northern Institutional Liquid Assets Portfolio - 2.0%		-			3,712,535	(c)		-		3,712,535
Other assets and liabilities, net - (2.4%)		303,654			(4,639,274)			-		(4,335,620)
NET ASSETS - 100%		$124,470,410			$58,157,493			$0		$182,627,903

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

* Non-income producing security.

(c) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,046,721, $3,712,535, and $471,841 respectively.

(d) All or a portion of the security is out on loan.

(x) All securities held by the Ameritas Income & Growth Portfolio would comply with the investment restrictions and/or compliance guidelines of the Zenith Portfolio.

See notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNADUDITED)
ASSETS	INCOME & GROWTH PORTFOLIO		ZENITH PORTFOLIO		PROFORMA ADJUSTMENTS		ZENITH PORTFOLIO PROFORMA COMBINED
Investments in securities, at value - see accompanying schedules	$124,166,756		$59,084,232		-		$183,250,988
(Cost $130,176,207 and $54,110,731, respectively)
Cash	212,508		-		-		212,508
Collateral for securities loaned, at fair value	-		3,712,535		-		3,712,535
Receivable for shares sold	-		3,947		-		3,947
Interest and dividends receivable	218,928		107,571		-		326,499
Other assets	2,220		1,799		-		4,019
Total Assets	124,600,412		62,910,084		-		187,510,496

LIABILITIES
Payable upon return of securities loaned	-		3,712,535		-		3,712,535
Payable for bank overdraft	-		784		-		784
Payable for shares redeemed	11,637		963,634		-		975,271
Payable to Calvert Asset Management Company, Inc	71,430		-		-		71,430
Payable to Calvert Administrative Services Company, Inc	5,343		-		-		5,343
Payable to Calvert Shareholder Services, Inc.	1,384		-		-		1,384
Payable to Summit Investment Partners, Inc.	-		37,627		-		37,627
Accrued expenses and other liabilities	40,208		38,011		-		78,219
Total Liabilities	130,002		4,752,591		-		4,882,593
NET ASSETS	$124,470,410		$58,157,493		$0		$182,627,903

NET ASSETS
Paid-in capital, Income & Growth, 9,016,292 shares of common stock
outstanding, $0.01 par value, 1,000,000,000 shares authorized	$135,094,802
Paid-in capital, Zenith, 625,639 shares of common stock
outstanding, $0.10 par value, 40,000,000 shares authorized			$47,478,384				$182,573,186
Undistributed net investment income (loss)	266,947		891,597		-		1,158,544
Accumulated net realized gain (loss) on investments	(4,881,888)		4,814,011		-		(67,877)
Net unrealized appreciation (depreciation) on investments	(6,009,451)		4,973,501		-		(1,035,950)
NET ASSETS	$124,470,410		$58,157,493		$0		$182,627,903

NET ASSETS	$124,470,410		$58,157,493		$0		$182,627,903
SHARES OUTSTANDING	9,016,292	(1)	625,639	(1)	(7,677,325)	(1)	1,964,606	(1)
NET ASSET VALUE	$13.81		$92.96		-		$92.96

(1) The proforma combined shares outstanding consists of 625,639 shares of the Zenith Portfolio and 1,338,967 shares issued to shareholders of the Ameritas Income & Growth Portfolio.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007 (UNAUDITED)

NET INVESTMENT INCOME	INCOME & GROWTH PORTFOLIO	ZENITH PORTFOLIO	PROFORMA ADJUSTMENTS		ZENITH PORTFOLIO PROFORMA COMBINED
Investment Income
Dividend Income (net of foreign taxes withheld of $23,013 and $19,449, respectively)..	$3,171,481	$1,467,940	$0		$4,639,421
Interest Income	125,923	12,931	-		138,854
Other Income	-	96,128	-		96,128
Total investment income	3,297,404	1,576,999	-		4,874,403

Expenses:
Investment advisory fee	879,473	405,607	21,107	1	1,306,187
Transfer agency fees and expenses	21,108	13,114	(3,608)	2	30,614
Accounting fees	22,514	24,156	(13,442)	3	33,228
Administrative fees	70,358	63,376	70,358	4	204,092
Directors' fees and expenses	15,706	7,349	(605)	5	22,450
Custodian fees	23,986	5,339	5,371	6	34,696
Reports to shareholders	35,995	6,188	-		42,183
Professional fees	27,861	22,778	(22,127)	7	28,512
Miscellaneous	25,935	5,650	(971)	8	30,614
Total expenses	1,122,936	553,557	56,083		1,732,576
Reimbursement from Advisor	-	-	(209,427)	9	(209,427)
Fees waived	(29,233)	-	29,233	10	-
Fees paid indirectly	(12,870)	-	-		(12,870)
Net expenses	1,080,833	553,557	(124,111)		1,510,279

NET INVESTMENT INCOME (LOSS)	2,216,571	1,023,442	124,111		3,364,124

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	19,529,633	4,836,335	-		24,365,968
Foreign currency transactions	155	-	-		155
	19,529,788	4,836,335	-		24,366,123

Changes in unrealized appreciation (depreciation) on:
Investments	(17,276,217)	(4,908,004)	-		(22,184,221)
Assets and liabilities denominated in foreign currencies	71	-	-		71
	(17,276,146)	(4,908,004)	-		(22,184,150)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	2,253,642	(71,669)	-		2,181,973

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,470,213	$951,773	$124,111		$5,546,097

AVERAGE NET ASSETS	$140,715,656	$63,376,084	-		$204,091,740
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.80%	0.87%	-		0.85%
RATIO OF NET EXP TO AVG NET ASSETS	0.77%	0.87%	-		0.74%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2007.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.64% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the expected Accounting fees for the Portfolio.

4 To reflect the change in Administrative Fees. The Portfolio's administration services agreement provides for the Portfolio to pay the Administrator an annual fee of 0.10% of the Portfolio's average daily net assets.

5 To reflect the expected Director fees and expenses for the Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional fees for the Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 The Advisor has contractually agreed to limit direct net annual fund operating expenses through December 12, 2010. The contractual expense cap is 0.74%.

10 There will be no fee waiver for the combined Zenith Portfolio.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL PORTFOLIOS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

 General: Zenith Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The Zenith Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Ameritas Income & Growth Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Income & Growth Portfolio in exchange for shares of the Zenith Portfolio. Following the transfer, Zenith Portfolio shares will be distributed to the shareholders of the Ameritas Income & Growth Portfolio in liquidation of the Ameritas Income & Growth Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Ameritas Income & Growth Portfolio will receive that number of the Zenith Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Ameritas Income & Growth Portfolio.

The Zenith Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

 Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.74%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .10% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, Zenith Portfolio and Calvert Variable Series Inc., Ameritas Income & Growth Portfolio included in their respective annual reports dated December 31, 2007.
CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNADUDITED)

	Ameritas Income & Growth Portfolio		Zenith Portfolio			Proforma Adjustments (x)		Combined Zenith Portfolio
EQUITY SECURITIES - 94.6%	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Aerospace & Defense - 1.2%
Boeing Co.	27,000	$1,774,440	6,600	$433,752		-	$0	33,600	$2,208,192

Automobiles - 1.6%
Honda Motor Co., Ltd. (ADR)	65,500	2,228,965	23,800	809,914	(d)	-	-	89,300	3,038,879

Capital Markets - 4.8%
AllianceBernstein Holding LP	37,600	2,055,968	15,200	831,136		-	-	52,800	2,887,104
Bank of New York Mellon Corp.	26,909	1,017,967	8,649	327,192		-	-	35,558	1,345,159
Legg Mason, Inc.	47,500	2,069,575	17,100	745,047		-	-	64,600	2,814,622
Morgan Stanley	37,800	1,363,446	13,600	490,552		-	-	51,400	1,853,998
		6,506,956		2,393,927			-		8,900,883

Chemicals - 2.0%
Dow Chemical Co.	79,200	2,764,872	29,500	1,029,845		-	-	108,700	3,794,717

Communications Equipment - 4.6%
Cisco Systems, Inc.*	137,600	3,200,576	45,500	1,058,330		-	-	183,100	4,258,906
Motorola, Inc.	244,400	1,793,896	85,900	630,506		-	-	330,300	2,424,402
Nokia Oyj (ADR)	56,500	1,384,250	20,500	502,250		-	-	77,000	1,886,500
Nortel Networks Corp.*	19	156	-	-		-	-	19	156
		6,378,878		2,191,086			-		8,569,964

Computers & Peripherals - 2.1%
International Business Machines Corp.	26,500	3,141,045	6,200	734,886		-	-	32,700	3,875,931

Consumer Finance - 2.3%
American Express Co.	46,400	1,747,888	9,800	369,166		-	-	56,200	2,117,054
Capital One Financial Corp.	20,100	764,001	9,300	353,493	(d)	-	-	29,400	1,117,494
Discover Financial Services	56,550	744,764	25,250	332,542	(d)	-	-	81,800	1,077,306
		3,256,653		1,055,201			-		4,311,854

Diversified Financial Services - 4.1%
Bank of America Corp.	70,500	1,682,835	26,484	632,173		-	-	96,984	2,315,008
Citigroup, Inc.	138,200	2,316,232	47,700	799,452		-	-	185,900	3,115,684
JPMorgan Chase & Co.	45,700	1,567,967	16,904	579,976		-	-	62,604	2,147,943
		5,567,034		2,011,601			-		7,578,635

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	65,700	2,213,433	23,400	788,346		-	-	89,100	3,001,779
Citizens Communications Co.	125,800	1,426,572	58,800	666,792	(d)	-	-	184,600	2,093,364
Fairpoint Communications, Inc.	386	2,783	182	1,312	(d)	-	-	568	4,095
Verizon Communications, Inc.	37,600	1,331,040	12,300	435,420		-	-	49,900	1,766,460
		4,973,828		1,891,870			-		6,865,698

Electric Utilities - 4.1%
Duke Energy Corp.	160,600	2,791,228	58,144	1,010,543		-	-	218,744	3,801,771
Southern Co.	80,000	2,793,600	28,000	977,760		-	-	108,000	3,771,360
		5,584,828		1,988,303			-		7,573,131

Electronic Equipment & Instruments - 1.4%
Tyco Electronics Ltd.	54,650	1,957,563	19,175	686,849		-	-	73,825	2,644,412

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	48,200	1,907,274	11,800	466,926		-	-	60,000	2,374,200
Wal-Mart Stores, Inc.	55,700	3,130,340	21,400	1,202,680		-	-	77,100	4,333,020
		5,037,614		1,669,606			-		6,707,220

Food Products - 3.6%
Kraft Foods, Inc.	103,100	2,933,195	34,872	992,108		-	-	137,972	3,925,303
Unilever NV	74,800	2,124,320	24,800	704,320	(d)	-	-	99,600	2,828,640
		5,057,515		1,696,428			-		6,753,943

Health Care Equipment & Supplies - 1.5%
Covidien Ltd.	44,350	2,123,922	15,875	760,254		-	-	60,225	2,884,176

Health Care Providers & Services - 2.4%
WellPoint, Inc.*	69,100	3,293,306	23,500	1,120,010		-	-	92,600	4,413,316

Household Durables - 1.3%
Sony Corp. (ADR)	43,400	1,898,316	14,200	621,108	(d)	-	-	57,600	2,519,424

Industrial Conglomerates - 5.7%
3M Co.	43,300	3,013,247	12,400	862,916		-	-	55,700	3,876,163
General Electric Co.	118,200	3,154,758	36,600	976,854		-	-	154,800	4,131,612
Tyco International Ltd.	49,450	1,979,978	17,275	691,691		-	-	66,725	2,671,669
		8,147,983		2,531,461			-		10,679,444

Insurance - 7.1%
Allstate Corp.	55,000	2,507,450	20,800	948,272		-	-	75,800	3,455,722
Genworth Financial, Inc.	89,200	1,588,652	30,500	543,205		-	-	119,700	2,131,857
Hartford Financial Services Group, Inc.	28,400	1,833,788	10,700	690,899		-	-	39,100	2,524,687
MetLife, Inc.	37,300	1,968,321	12,800	675,456		-	-	50,100	2,643,777
Travelers Co.'s, Inc.	43,000	1,866,200	15,500	672,700		-	-	58,500	2,538,900
		9,764,411		3,530,532			-		13,294,943

Machinery - 3.2%
Caterpillar, Inc.	42,200	3,115,204	14,400	1,063,008		-	-	56,600	4,178,212
Ingersoll-Rand Co. Ltd.	37,100	1,388,653	11,700	437,931		-	-	48,800	1,826,584
		4,503,857		1,500,939			-		6,004,796

Media - 6.4%
CBS Corp., Class B	77,500	1,510,475	29,174	568,601		-	-	106,674	2,079,076
Comcast Corp.	121,600	2,306,752	32,000	607,040		-	-	153,600	2,913,792
Gannett Co., Inc.	53,200	1,152,844	24,500	530,915	(d)	-	-	77,700	1,683,759
News Corp., Class B	103,200	1,584,120	29,500	452,825	(d)	-	-	132,700	2,036,945
Time Warner, Inc.	167,000	2,471,600	58,800	870,240		-	-	225,800	3,341,840
		9,025,791		3,029,621			-		12,055,412

Metals & Mining - 1.5%
Newmont Mining Corp.	44,400	2,315,904	9,600	500,736		-	-	54,000	2,816,640

Oil, Gas & Consumable Fuels - 15.9%
Anadarko Petroleum Corp.	21,000	1,571,640	7,200	538,848		-	-	28,200	2,110,488
BP plc (ADR)	42,300	2,942,811	9,200	640,044	(d)	-	-	51,500	3,582,855
Chevron Corp.	32,800	3,251,464	12,940	1,282,742		-	-	45,740	4,534,206
ConocoPhillips	31,000	2,926,090	10,942	1,032,816		-	-	41,942	3,958,906
Devon Energy Corp.	24,100	2,895,856	8,600	1,033,376		-	-	32,700	3,929,232
Marathon Oil Corp.	58,400	3,029,208	18,000	933,660		-	-	76,400	3,962,868
Royal Dutch Shell plc (ADR)	34,600	2,827,166	12,000	980,520	(d)	-	-	46,600	3,807,686
Spectra Energy Corp.	98,900	2,842,386	34,772	999,347		-	-	133,672	3,841,733
		22,286,621		7,441,353			-		29,727,974

Pharmaceuticals - 5.1%
GlaxoSmithKline plc (ADR)	52,800	2,334,816	23,800	1,052,436	(d)	-	-	76,600	3,387,252
Johnson & Johnson	31,800	2,046,012	10,600	682,004		-	-	42,400	2,728,016
Pfizer, Inc.	137,000	2,393,390	55,700	973,079		-	-	192,700	3,366,469
		6,774,218		2,707,519			-		9,481,737

Software - 1.6%
Microsoft Corp.	96,400	2,651,964	15,100	415,401		-	-	111,500	3,067,365

Tobacco - 2.6%
Altria Group, Inc.	32,900	676,424	14,100	289,896		-	-	47,000	966,320
Philip Morris International, Inc.	57,400	2,834,986	20,000	987,800		-	-	77,400	3,822,786
		3,511,410		1,277,696			-		4,789,106

Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp.	169,300	1,608,350	63,800	606,100		-	-	233,100	2,214,450

Total Equity Securities (Cost $206,064,383)		132,136,244		44,635,998			-		176,772,242

U.S. Government Agencies and Instrumentalities - 4.0%	Principal Amount
Federal Home Loan Bank Discount Notes, 7/1/08	$7,500,000	7,500,000	-	-		-	-	7,500,000	7,500,000

Total U.S. Government Agencies and Instrumentalities (Cost $7,500,000)		7,500,000		-			-		7,500,000

Money Market Funds - 1.0%
Northern Institutional Government Select Portfolio	-	-	1,835,433	1,835,433		-	-	1,835,433	1,835,433

Total Money Market Funds (Cost $1,835,433)		-		1,835,433			-		1,835,433

TOTAL INVESTMENTS (Cost $215,399,816) - 99.6%		139,636,244		46,471,431			-		186,107,675
Northern Institutional Liquid Assets Portfolio - 3.5%		-		6,500,896	(c)		-		6,500,896
Other assets and liabilities, net - (3.1%)		500,002		(6,183,939)			-		(5,683,937)
NET ASSETS - 100%		$140,136,246		$46,788,388			$0		$186,924,634

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

* Non-income producing security.

(c) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $6,403,901, $6,500,896, and $0 respectively.

(d) All or a portion of the security is out on loan.

(x) All securities held by the Ameritas Income & Growth Portfolio would comply with the investment restrictions and/or compliance guidelines of the Zenith Portfolio.

See notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNADUDITED)

ASSETS	INCOME & GROWTH PORTFOLIO		ZENITH PORTFOLIO		PROFORMA ADJUSTMENTS		ZENITH PORTFOLIO PROFORMA COMBINED
Investments in securities, at value - see accompanying schedules	$139,636,244		$46,471,431		-		$186,107,675
(Cost $165,187,509 and $50,212,307, respectively)
Cash	1,232,943		-		-		1,232,943
Collateral for securities loaned, at fair value	-		6,500,896		-		6,500,896
Receivable for shares sold	2,779,927		387,657		-		3,167,584
Interest and dividends receivable	260,825		105,771		-		366,596
Other assets	839		1,766		-		2,605
Total Assets	143,910,778		53,467,521		-		197,378,299

LIABILITIES
Payable for securities purchased	3,644,318		-		-		3,644,318
Payable upon return of securities loaned	-		6,500,896		-		6,500,896
Payable for shares redeemed	236		127,271		-		127,507
Payable to Calvert Asset Management Company, Inc	82,193		-		-		82,193
Payable to Calvert Administrative Services Company, Inc	5,522		-		-		5,522
Payable to Calvert Shareholder Services, Inc.	1,448		-		-		1,448
Payable to Summit Investment Partners, Inc.	-		29,756		-		29,756
Accrued expenses and other liabilities	40,815		21,210		-		62,025
Total Liabilities	3,774,532		6,679,133		-		10,453,665
NET ASSETS	$140,136,246		$46,788,388		$0		$186,924,634

NET ASSETS
Paid-in capital, Income & Growth, 11,692,849 shares of common stock
outstanding, $0.01 par value, 1,000,000,000 shares authorized	$169,596,211
Paid-in capital, Zenith, 656,739 shares of common stock
outstanding, $0.10 par value, 40,000,000 shares authorized			$49,511,795				$219,108,006
Undistributed net investment income (loss)	1,417,032		348,399		-		1,765,431
Accumulated net realized gain (loss) on investments	(5,325,732)		669,070		-		(4,656,662)
Net unrealized appreciation (depreciation) on investments	(25,551,265)		(3,740,876)		-		(29,292,141)
NET ASSETS	$140,136,246		$46,788,388		$0		$186,924,634

NET ASSETS	$140,136,246		$46,788,388		$0		$186,924,634
SHARES OUTSTANDING	11,692,849	(1)	656,739	(1)	(9,725,748)	(1)	2,623,840	(1)
NET ASSET VALUE	$11.98		$71.24		-		$71.24

(1) The proforma combined shares outstanding consists of 656,739 shares of the Zenith Portfolio and 1,967,101 shares issued to shareholders of the Ameritas Income & Growth Portfolio.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

NET INVESTMENT INCOME	INCOME & GROWTH PORTFOLIO	ZENITH PORTFOLIO	PROFORMA ADJUSTMENTS		ZENITH PORTFOLIO PROFORMA COMBINED
Investment Income
Dividend Income (net of foreign taxes withheld of $19,470 and $9,048, respectively)...	$1,534,379	$704,634	$0		$2,239,013
Interest Income	44,240	-	-		44,240
Other Income	-	5,703	-		5,703
Total investment income	1,578,619	710,337	-		2,288,956

Expenses:
Investment advisory fee	361,936	163,146	8,686	1	533,768
Transfer agency fees and expenses	8,687	6,946	(3,123)	2	12,510
Accounting fees	8,993	11,038	(6,687)	3	13,344
Administrative fees	28,955	25,491	28,955	4	83,401
Directors' fees and expenses	7,896	3,457	(2,179)	5	9,174
Custodian fees	8,804	2,134	738	6	11,676
Reports to shareholders	24,961	2,554	-		27,515
Professional fees	12,060	11,543	(10,221)	7	13,382
Miscellaneous	2,901	2,756	(653)	8	5,004
Total expenses	465,193	229,065	15,516		709,774
Reimbursement from Advisor	-	-	(87,796)	9	(87,796)
Fees waived	(31,850)	-	31,850	10	-
Fees paid indirectly	(4,809)	-	-		(4,809)
Net expenses	428,534	229,065	(40,430)		617,169

NET INVESTMENT INCOME (LOSS)	1,150,085	481,272	40,430		1,671,787

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(443,844)	678,057	-		234,213

Changes in unrealized appreciation (depreciation) on:
Investments	(19,541,814)	(8,714,377)	-		(28,256,191)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(19,985,658)	(8,036,320)	-		(28,021,978)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($18,835,573)	($7,555,048)	$40,430		($26,350,191)

AVERAGE NET ASSETS	$116,455,809	51,263,111.00	-		$167,718,920
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.80%	0.90%	-		0.85%
RATIO OF NET EXP TO AVG NET ASSETS	0.74%	0.90%	-		0.74%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2008.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.64% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the expected Accounting fees for the Portfolio.

4 To reflect the change in Administrative Fees. The Portfolio's administration services agreement provides for the Portfolio to pay the Administrator an annual fee of 0.10% of the Portfolio's average daily net assets.

5 To reflect the expected Director fees and expenses for the Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional fees for the Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 The Advisor has contractually agreed to limit direct net annual fund operating expenses through December 12, 2010. The contractual expense cap is 0.74%.

10 There will be no fee waiver for the combined Zenith Portfolio.

CALVERT VARIABLE SERIES, INC. - AMERITAS INCOME & GROWTH PORTFOLIO
SUMMIT MUTUAL PORTFOLIOS, INC. PINNACLE SERIES - ZENITH PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Zenith Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The Zenith Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Ameritas Income & Growth Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Income & Growth Portfolio in exchange for shares of the Zenith Portfolio. Following the transfer, Zenith Portfolio shares will be distributed to the shareholders of the Ameritas Income & Growth Portfolio in liquidation of the Ameritas Income & Growth Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Ameritas Income & Growth Portfolio will receive that number of the Zenith Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Ameritas Income & Growth Portfolio.

The Zenith Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$185,108,571
Level 2 - Other Significant Observable Inputs	7,500,000
Level 3 - Significant Unobservable Inputs	-
Total	$192,608,571

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.74%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .10% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, Zenith Portfolio and Calvert Variable Series Inc., Ameritas Income & Growth Portfolio included in their respective semi-annual reports dated June 30, 2008.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

	AMERITAS INDEX 500		PINNACLE S&P 500 INDEX		PROFORMA ADJUSTMENTS (x)		COMBINED PINNACLE S&P 500 INDEX
EQUITY SECURITIES - 97.5%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace & Defense - 2.8%
Boeing Co.	5,170	452,168	17,780	1,555,039	-	-	22,950	2,007,207
General Dynamics Corp.	2,678	238,315	9,228	821,200	-	-	11,906	1,059,515
Goodrich Corp.	827	58,394	2,865	202,298	-	-	3,692	260,692
Honeywell International, Inc.	4,937	303,971	17,124	1,054,325	-	-	22,061	1,358,296
L-3 Communications Holdings, Inc.	900	95,346	2,887	305,849	-	-	3,787	401,195
Lockheed Martin Corp.	2,291	241,151	7,957	837,554	-	-	10,248	1,078,705
Northrop Grumman Corp.	2,324	182,759	7,761	610,325	-	-	10,085	793,084
Precision Castparts Corp.	950	131,765	3,160	438,292	-	-	4,110	570,057
Raytheon Co.	2,957	179,490	9,844	597,531	-	-	12,801	777,021
Rockwell Collins, Inc.	1,127	81,110	3,739	269,096	-	-	4,866	350,206
United Technologies Corp.	6,543	500,801	22,670	1,735,162	-	-	29,213	2,235,963
		2,465,270		8,426,671		-		10,891,941

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc. (c)	1,200	64,944	3,895	210,797	-	-	5,095	275,741
Expeditors International Washington, Inc.	1,430	63,892	4,900	218,932	-	-	6,330	282,824
FedEx Corp.	2,037	181,639	7,090	632,215	-	-	9,127	813,854
United Parcel Service, Inc., Class B	6,925	489,736	24,093	1,703,857	-	-	31,018	2,193,593
		800,211		2,765,801				3,566,012

Airlines - 0.1%
Southwest Airlines Co.	4,934	60,195	16,845	205,509	-	-	21,779	265,704

Auto Components - 0.2%
Goodyear Tire & Rubber Co. (c)*	1,464	41,314	4,275	120,640	-	-	5,739	161,954
Johnson Controls, Inc.	3,921	141,313	13,620	490,865	-	-	17,541	632,178
		182,627		611,505				794,132

Automobiles - 0.3%
Ford Motor Co. (c)*	13,870	93,345	48,457	326,116	-	-	62,327	419,461
General Motors Corp. (c)	3,733	92,914	12,984	323,172	-	-	16,717	416,086
Harley-Davidson, Inc.	1,698	79,314	5,538	258,680	-	-	7,236	337,994
		265,573		907,968				1,173,541

Beverages - 2.4%
Anheuser-Busch Co's, Inc.	4,944	258,769	16,827	880,725	-	-	21,771	1,139,494
Brown-Forman Corp., Class B	600	44,466	1,864	138,141	-	-	2,464	182,607
Coca-Cola Co.	13,126	805,543	45,586	2,797,613	-	-	58,712	3,603,156
Coca-Cola Enterprises, Inc.	1,921	50,004	6,622	172,371	-	-	8,543	222,375
Constellation Brands, Inc.*	1,312	31,016	4,446	105,103	-	-	5,758	136,119
Molson Coors Brewing Co., Class B	946	48,833	3,228	166,629	-	-	4,174	215,462
Pepsi Bottling Group, Inc.	906	35,751	3,107	122,602	-	-	4,013	158,353
PepsiCo, Inc.	10,661	809,170	36,911	2,801,545	-	-	47,572	3,610,715
		2,083,552		7,184,729				9,268,281

Biotechnology - 1.1%
Amgen, Inc.*	7,169	332,928	24,940	1,158,214	-	-	32,109	1,491,142
Biogen Idec, Inc.*	1,967	111,962	6,752	384,324	-	-	8,719	496,286
Celgene Corp.*	2,532	117,004	8,848	408,866	-	-	11,380	525,870
Genzyme Corp. - General Division*	1,809	134,662	6,192	460,933	-	-	8,001	595,595
Gilead Sciences, Inc.*	6,112	281,213	21,347	982,175	-	-	27,459	1,263,388
		977,769		3,394,512				4,372,281

Building Products - 0.1%
Masco Corp. (c)	2,482	53,636	8,457	182,756	-	-	10,939	236,392
Trane, Inc.	1,131	52,829	3,931	183,617	-	-	5,062	236,446
		106,465		366,373				472,838

Capital Markets - 3.3%
American Capital Strategies Ltd. (c)	1,260	41,530	4,140	136,454	-	-	5,400	177,984
Ameriprise Financial, Inc.	1,552	85,531	5,318	293,075	-	-	6,870	378,606
Bank of New York Mellon Corp.	7,506	365,993	26,115	1,273,367	-	-	33,621	1,639,360
Bear Stearns Co's, Inc. (c)	838	73,954	2,648	233,686	-	-	3,486	307,640
Charles Schwab Corp.	6,255	159,815	21,488	549,018	-	-	27,743	708,833
E*Trade Financial Corp. (c)*	2,813	9,986	9,717	34,495	-	-	12,530	44,481
Federated Investors, Inc., Class B (c)	500	20,580	2,037	83,843	-	-	2,537	104,423
Franklin Resources, Inc.	1,126	128,848	3,708	424,306	-	-	4,834	553,154
Goldman Sachs Group, Inc.	2,677	575,689	9,122	1,961,686	-	-	11,799	2,537,375
Janus Capital Group, Inc. (c)	1,068	35,084	3,518	115,566	-	-	4,586	150,650
Legg Mason, Inc.	906	66,274	3,140	229,691	-	-	4,046	295,965
Lehman Brothers Holdings, Inc.	3,503	229,236	12,156	795,489	-	-	15,659	1,024,725
Merrill Lynch & Co., Inc. (c)	5,692	305,547	19,625	1,053,470	-	-	25,317	1,359,017
Morgan Stanley	6,956	369,433	24,339	1,292,644	-	-	31,295	1,662,077
Northern Trust Corp.	1,300	99,554	4,467	342,083	-	-	5,767	441,637
State Street Corp.	2,633	213,800	8,857	719,188	-	-	11,490	932,988
T. Rowe Price Group, Inc.	1,750	106,540	6,055	368,628	-	-	7,805	475,168
		2,887,394		9,906,689				12,794,083

Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,492	147,156	4,942	487,430	-	-	6,434	634,586
Ashland, Inc.	400	18,972	1,366	64,789	-	-	1,766	83,761
Dow Chemical Co.	6,269	247,124	21,661	853,877	-	-	27,930	1,101,001
Eastman Chemical Co. (c)	500	30,545	1,859	113,566	-	-	2,359	144,111
Ecolab, Inc.	1,207	61,810	4,006	205,147	-	-	5,213	266,957
EI Du Pont de Nemours & Co.	6,074	267,803	20,620	909,136	-	-	26,694	1,176,939
Hercules, Inc.	600	11,610	2,743	53,077	-	-	3,343	64,687
International Flavors & Fragrances, Inc.	500	24,065	1,831	88,126	-	-	2,331	112,191
Monsanto Co.	3,600	402,084	12,540	1,400,593	-	-	16,140	1,802,677
PPG Industries, Inc.	1,130	79,360	3,758	263,924	-	-	4,888	343,284
Praxair, Inc.	2,110	187,178	7,247	642,881	-	-	9,357	830,059
Rohm & Haas Co.	859	45,587	2,962	157,193	-	-	3,821	202,780
Sigma-Aldrich Corp. (c)	904	49,358	2,984	162,926	-	-	3,888	212,284
		1,572,652		5,402,665				6,975,317

Commercial Banks - 2.9%
BB&T Corp.	3,642	111,700	12,603	386,534	-	-	16,245	498,234
Comerica, Inc.	1,009	43,922	3,465	150,832	-	-	4,474	194,754
Commerce Bancorp, Inc.	1,269	48,400	4,441	169,380	-	-	5,710	217,780
Fifth Third Bancorp	3,537	88,885	12,219	307,064	-	-	15,756	395,949
First Horizon National Corp. (c)	834	15,137	2,973	53,960	-	-	3,807	69,097
Huntington Bancshares, Inc. (c)	2,416	35,660	8,396	123,925	-	-	10,812	159,585
KeyCorp	2,570	60,267	8,919	209,151	-	-	11,489	269,418
M&T Bank Corp.	522	42,580	1,786	145,684	-	-	2,308	188,264
Marshall & Ilsley Corp.	1,782	47,187	5,896	156,126	-	-	7,678	203,313
National City Corp. (c)	4,178	68,770	14,537	239,279	-	-	18,715	308,049
PNC Financial Services Group, Inc.	2,257	148,172	8,017	526,316	-	-	10,274	674,488
Regions Financial Corp. (c)	4,644	109,831	15,945	377,099	-	-	20,589	486,930
SunTrust Banks, Inc.	2,359	147,414	8,009	500,482	-	-	10,368	647,896
US Bancorp	11,392	361,582	39,605	1,257,063	-	-	50,997	1,618,645
Wachovia Corp.	13,362	508,157	45,308	1,723,063	-	-	58,670	2,231,220
Wells Fargo & Co.	23,047	695,789	77,374	2,335,921	-	-	100,421	3,031,710
Zions Bancorp	710	33,150	2,478	115,698	-	-	3,188	148,848
		2,566,603		8,777,577				11,344,180

Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (c)*	1,759	19,384	5,518	60,808	-	-	7,277	80,192
Avery Dennison Corp. (c)	700	37,198	2,166	115,101	-	-	2,866	152,299
Cintas Corp.	929	31,233	3,097	104,121	-	-	4,026	135,354
Equifax, Inc.	871	31,670	2,951	107,298	-	-	3,822	138,968
Monster Worldwide, Inc. (c)*	900	29,160	2,935	95,094	-	-	3,835	124,254
Pitney Bowes, Inc.	1,512	57,516	4,974	189,211	-	-	6,486	246,727
Robert Half International, Inc. (c)	1,109	29,987	3,696	99,940	-	-	4,805	129,927
RR Donnelley & Sons Co. (c)	1,515	57,176	4,923	185,794	-	-	6,438	242,970
Waste Management, Inc.	3,426	111,927	11,660	380,932	-	-	15,086	492,859
		405,251		1,338,299				1,743,550

Communications Equipment - 2.5%
Ciena Corp. (c)*	623	21,251	2,028	69,175	-	-	2,651	90,426
Cisco Systems, Inc.*	40,190	1,087,943	139,016	3,763,163	-	-	179,206	4,851,106
Corning, Inc.	10,376	248,920	36,134	866,855	-	-	46,510	1,115,775
JDS Uniphase Corp. (c)*	1,397	18,580	4,991	66,380	-	-	6,388	84,960
Juniper Networks, Inc.*	3,391	112,581	12,000	398,400	-	-	15,391	510,981
Motorola, Inc.	15,277	245,043	52,411	840,672	-	-	67,688	1,085,715
QUALCOMM, Inc.	11,047	434,699	37,534	1,476,963	-	-	48,581	1,911,662
Tellabs, Inc. (c)*	2,891	18,907	10,085	65,956	-	-	12,976	84,863
		2,187,924		7,547,564				9,735,488

Computers & Peripherals - 4.4%
Apple, Inc.*	5,785	1,145,893	20,078	3,977,050	-	-	25,863	5,122,943
Dell, Inc.*	14,990	367,405	51,386	1,259,471	-	-	66,376	1,626,876
EMC Corp.*	13,834	256,344	48,112	891,515	-	-	61,946	1,147,859
Hewlett-Packard Co.	17,009	858,614	59,115	2,984,125	-	-	76,124	3,842,739
International Business Machines Corp.	9,142	988,250	31,599	3,415,852	-	-	40,741	4,404,102
Lexmark International, Inc.*	624	21,753	2,228	77,668	-	-	2,852	99,421
Network Appliance, Inc. (c)*	2,406	60,054	7,893	197,009	-	-	10,299	257,063
QLogic Corp.*	903	12,823	3,191	45,312	-	-	4,094	58,135
SanDisk Corp.*	1,503	49,855	5,299	175,768	-	-	6,802	225,623
Sun Microsystems, Inc.*	5,466	99,099	19,000	344,470	-	-	24,466	443,569
Teradata Corp.*	1,220	33,440	4,232	115,999	-	-	5,452	149,439
		3,893,530		13,484,239				17,377,769

Construction & Engineering - 0.2%
Fluor Corp.	624	90,929	2,113	307,906	-	-	2,737	398,835
Jacobs Engineering Group, Inc.*	820	78,400	2,860	273,445	-	-	3,680	351,845
		169,329		581,351				750,680

Construction Materials - 0.1%
Vulcan Materials Co. (c)	700	55,363	2,247	177,715	-	-	2,947	233,078

Consumer Finance - 0.7%
American Express Co.	7,804	405,964	26,830	1,395,697	-	-	34,634	1,801,661
Capital One Financial Corp.	2,580	121,931	8,950	422,977	-	-	11,530	544,908
Discover Financial Services	3,152	47,532	10,951	165,141	-	-	14,103	212,673
SLM Corp.	3,434	69,161	11,793	237,511	-	-	15,227	306,672
		644,588		2,221,326				2,865,914

Containers & Packaging - 0.1%
Ball Corp. (c)	700	31,500	2,305	103,725	-	-	3,005	135,225
Bemis Co., Inc. (c)	690	18,892	2,307	63,166	-	-	2,997	82,058
Pactiv Corp. (c)*	922	24,553	3,072	81,807	-	-	3,994	106,360
Sealed Air Corp. (c)	1,113	25,755	3,707	85,780	-	-	4,820	111,535
		100,700		334,478				435,178

Distributors - 0.1%
Genuine Parts Co.	1,122	51,949	3,853	178,394	-	-	4,975	230,343

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	939	65,871	3,137	220,061	-	-	4,076	285,932
H&R Block, Inc.	2,142	39,777	7,458	138,495	-	-	9,600	178,272
		105,648		358,556		-		464,204

Diversified Financial Services - 4.3%
Bank of America Corp.	29,269	1,207,639	101,770	4,199,030	-	-	131,039	5,406,669
CIT Group, Inc.	1,321	31,744	4,349	104,507	-	-	5,670	136,251
Citigroup, Inc.	33,160	976,230	114,511	3,371,204	-	-	147,671	4,347,434
CME Group, Inc.	370	253,820	1,260	864,360	-	-	1,630	1,118,180
IntercontinentalExchange, Inc.*	480	92,400	1,650	317,625	-	-	2,130	410,025
JPMorgan Chase & Co.	22,336	974,966	77,040	3,362,796	-	-	99,376	4,337,762
Leucadia National Corp. (c)	1,087	51,198	3,880	182,748	-	-	4,967	233,946
Moody's Corp. (c)	1,498	53,479	4,917	175,537	-	-	6,415	229,016
NYSE Euronext	1,740	152,720	6,090	534,519	-	-	7,830	687,239
		3,794,196		13,112,326				16,906,522

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	40,239	1,672,333	139,097	5,780,871	-	-	179,336	7,453,204
CenturyTel, Inc. (c)	800	33,168	2,532	104,977	-	-	3,332	138,145
Citizens Communications Co.	2,302	29,304	7,522	95,755	-	-	9,824	125,059
Embarq Corp.	1,023	50,669	3,597	178,159	-	-	4,620	228,828
Qwest Communications International, Inc. (c)*	10,554	73,984	36,056	252,753	-	-	46,610	326,737
Verizon Communications, Inc.	19,150	836,664	66,275	2,895,555	-	-	85,425	3,732,219
Windstream Corp.	3,205	41,729	10,949	142,556	-	-	14,154	184,285
		2,737,851		9,450,626				12,188,477

Electric Utilities - 2.0%
Allegheny Energy, Inc.	1,123	71,434	3,812	242,481	-	-	4,935	313,915
American Electric Power Co., Inc.	2,634	122,639	9,173	427,095	-	-	11,807	549,734
Duke Energy Corp.	8,317	167,754	28,929	583,498	-	-	37,246	751,252
Edison International	2,203	117,574	7,471	398,727	-	-	9,674	516,301
Entergy Corp.	1,323	158,125	4,456	532,581	-	-	5,779	690,706
Exelon Corp.	4,449	363,216	15,133	1,235,458	-	-	19,582	1,598,674
FirstEnergy Corp.	2,011	145,476	6,991	505,729	-	-	9,002	651,205
FPL Group, Inc.	2,685	181,989	9,337	632,862	-	-	12,022	814,851
Pepco Holdings, Inc.	1,290	37,836	4,500	131,985	-	-	5,790	169,821
Pinnacle West Capital Corp. (c)	700	29,687	2,391	101,402	-	-	3,091	131,089
PPL Corp.	2,528	131,684	8,535	444,588	-	-	11,063	576,272
Progress Energy, Inc.	1,751	84,801	5,988	289,999	-	-	7,739	374,800
Southern Co.	4,991	193,401	17,415	674,831	-	-	22,406	868,232
		1,805,616		6,201,236				8,006,852

Electrical Equipment - 0.5%
Cooper Industries Ltd.	1,242	65,677	4,133	218,553	-	-	5,375	284,230
Emerson Electric Co.	5,227	296,162	18,051	1,022,770	-	-	23,278	1,318,932
Rockwell Automation, Inc.	1,031	71,098	3,424	236,119	-	-	4,455	307,217
		432,937		1,477,442				1,910,379

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,614	96,038	8,866	325,737	-	-	11,480	421,775
Jabil Circuit, Inc.	1,291	19,714	4,296	65,600	-	-	5,587	85,314
Molex, Inc.	948	25,880	3,347	91,373	-	-	4,295	117,253
Tyco Electronics Ltd.	3,283	121,898	11,413	423,765	-	-	14,696	545,663
		263,530		906,475				1,170,005

Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	2,107	170,878	7,300	592,030	-	-	9,407	762,908
BJ Services Co.	1,923	46,652	6,718	162,979	-	-	8,641	209,631
ENSCO International, Inc. (c)	1,027	61,230	3,324	198,177	-	-	4,351	259,407
Halliburton Co.	5,870	222,532	20,210	766,161	-	-	26,080	988,693
Nabors Industries Ltd. (c)*	1,900	52,041	6,586	180,391	-	-	8,486	232,432
National Oilwell Varco, Inc.*	2,351	172,704	8,180	600,903	-	-	10,531	773,607
Noble Corp.	1,846	104,317	6,148	347,423	-	-	7,994	451,740
Rowan Co's, Inc. (c)	730	28,806	2,552	100,702	-	-	3,282	129,508
Schlumberger Ltd.	7,866	773,778	27,435	2,698,781	-	-	35,301	3,472,559
Smith International, Inc. (c)	1,323	97,704	4,597	339,488	-	-	5,920	437,192
Transocean, Inc.	2,119	303,274	7,358	1,053,254	-	-	9,476	1,356,528
Weatherford International Ltd.*	2,280	156,408	7,739	530,895	-	-	10,019	687,303
		2,190,324		7,571,184				9,761,508

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,961	206,559	9,955	694,461	-	-	12,916	901,020
CVS Caremark Corp.	9,771	388,397	33,874	1,346,492	-	-	43,645	1,734,889
Kroger Co.	4,669	124,709	15,620	417,210	-	-	20,289	541,919
Safeway, Inc.	2,898	99,141	10,150	347,232	-	-	13,048	446,373
SUPERVALU, Inc.	1,387	52,040	4,928	184,899	-	-	6,315	236,939
SYSCO Corp.	4,025	125,620	13,945	435,223	-	-	17,970	560,843
Walgreen Co.	6,555	249,614	22,744	866,092	-	-	29,299	1,115,706
Wal-Mart Stores, Inc.	15,829	752,352	54,180	2,575,175	-	-	70,009	3,327,527
Whole Foods Market, Inc. (c)	940	38,352	3,198	130,478	-	-	4,138	168,830
		2,036,784		6,997,262				9,034,046

Food Products - 1.4%
Archer-Daniels-Midland Co.	4,247	197,188	14,742	684,471	-	-	18,989	881,659
Campbell Soup Co.	1,494	53,381	5,114	182,723	-	-	6,608	236,104
ConAgra Foods, Inc.	3,230	76,842	11,164	265,592	-	-	14,394	342,434
Dean Foods Co.	919	23,765	3,049	78,847	-	-	3,968	102,612
General Mills, Inc.	2,233	127,281	7,698	438,786	-	-	9,931	566,067
H.J. Heinz Co.	2,158	100,735	7,269	339,317	-	-	9,427	440,052
Hershey Co. (c)	1,116	43,970	3,853	151,808	-	-	4,969	195,778
Kellogg Co.	1,725	90,442	5,878	308,184	-	-	7,603	398,626
Kraft Foods, Inc.	10,400	339,352	35,477	1,157,615	-	-	45,877	1,496,967
McCormick & Co., Inc. (c)	921	34,915	2,930	111,076	-	-	3,851	145,991
Sara Lee Corp.	4,779	76,751	16,606	266,692	-	-	21,385	343,443
Tyson Foods, Inc.	1,741	26,690	5,962	91,398	-	-	7,703	118,088
Wm. Wrigley Jr. Co.	1,469	86,010	5,080	297,434	-	-	6,549	383,444
		1,277,322		4,373,943				5,651,265

Gas Utilities - 0.1%
Nicor, Inc. (c)	319	13,510	1,117	47,305	-	-	1,436	60,815
Questar Corp.	1,200	64,920	3,960	214,236	-	-	5,160	279,156
		78,430		261,541				339,971

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	4,254	246,945	14,542	844,163	-	-	18,796	1,091,108
Becton Dickinson & Co.	1,606	134,229	5,594	467,547	-	-	7,200	601,776
Boston Scientific Corp. (c)*	8,808	102,437	30,792	358,111	-	-	39,600	460,548
C.R. Bard, Inc. (c)	711	67,403	2,338	221,642	-	-	3,049	289,045
Covidien Ltd.	3,280	145,271	11,420	505,792	-	-	14,700	651,063
Hospira, Inc. (c)*	1,102	46,989	3,687	157,214	-	-	4,789	204,203
Medtronic, Inc.	7,483	376,170	25,936	1,303,803	-	-	33,419	1,679,973
St. Jude Medical, Inc.*	2,249	91,399	7,851	319,065	-	-	10,100	410,464
Stryker Corp.	1,565	116,937	5,462	408,121	-	-	7,027	525,058
Varian Medical Systems, Inc.*	834	43,501	2,869	149,647	-	-	3,703	193,148
Zimmer Holdings, Inc.*	1,598	105,708	5,383	356,085	-	-	6,981	461,793
		1,476,989		5,091,190				6,568,179

Health Care Providers & Services - 2.3%
Aetna, Inc.	3,374	194,781	11,478	662,625	-	-	14,852	857,406
AmerisourceBergen Corp.	1,109	49,761	3,852	172,839	-	-	4,961	222,600
Cardinal Health, Inc.	2,405	138,889	8,291	478,805	-	-	10,696	617,694
Cigna Corp.	1,867	100,314	6,403	344,033	-	-	8,270	444,347
Coventry Health Care, Inc.*	1,031	61,087	3,554	210,575	-	-	4,585	271,662
Express Scripts, Inc.*	1,775	129,575	5,781	422,013	-	-	7,556	551,588
Humana, Inc.*	1,140	85,853	3,969	298,905	-	-	5,109	384,758
Laboratory Corp. of America Holdings (c)*	810	61,179	2,642	199,550	-	-	3,452	260,729
McKesson Corp.	2,001	131,086	6,638	434,855	-	-	8,639	565,941
Medco Health Solutions, Inc.*	1,831	185,663	6,135	622,089	-	-	7,966	807,752
Patterson Co's, Inc. (c)*	924	31,370	3,207	108,878	-	-	4,131	140,248
Quest Diagnostics, Inc. (c)	1,100	58,190	3,597	190,281	-	-	4,697	248,471
Tenet Healthcare Corp. (c)*	3,132	15,911	10,871	55,225	-	-	14,003	71,136
UnitedHealth Group, Inc.	8,739	508,610	29,634	1,724,699	-	-	38,373	2,233,309
WellPoint, Inc.*	3,770	330,742	13,101	1,149,351	-	-	16,871	1,480,093
		2,083,011		7,074,723				9,157,734

Health Care Technology - 0.0%
IMS Health, Inc.	1,361	31,357	4,451	102,551	-	-	5,812	133,908

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	2,949	131,201	10,018	445,701	-	-	12,967	576,902
Darden Restaurants, Inc.	950	26,325	3,152	87,342	-	-	4,102	113,667
Harrah's Entertainment, Inc.	1,236	109,695	4,302	381,803	-	-	5,538	491,498
International Game Technology	2,080	91,374	7,234	317,790	-	-	9,314	409,164
Marriott International, Inc.	2,160	73,829	7,173	245,173	-	-	9,333	319,002
McDonald's Corp.	7,864	463,268	27,125	1,597,934	-	-	34,989	2,061,202
Starbucks Corp.*	4,916	100,631	16,748	342,832	-	-	21,664	443,463
Starwood Hotels & Resorts Worldwide, Inc.	1,314	57,855	4,569	201,173	-	-	5,883	259,028
Wendy's International, Inc.	600	15,504	2,050	52,972	-	-	2,650	68,476
Wyndham Worldwide Corp.	1,207	28,437	4,084	96,219	-	-	5,291	124,656
Yum! Brands, Inc.	3,430	131,266	11,669	446,573	-	-	15,099	577,839
		1,229,385		4,215,512				5,444,897

Household Durables - 0.4%
Black & Decker Corp. (c)	500	34,825	1,434	99,878	-	-	1,934	134,703
Centex Corp. (c)	800	20,208	2,824	71,334	-	-	3,624	91,542
D.R. Horton, Inc. (c)	1,804	23,759	6,452	84,973	-	-	8,256	108,732
Fortune Brands, Inc.	1,012	73,228	3,537	255,937	-	-	4,549	329,165
Harman International Industries, Inc.	399	29,410	1,387	102,236	-	-	1,786	131,646
KB Home (c)	529	11,426	1,817	39,247	-	-	2,346	50,673
Leggett & Platt, Inc.	1,220	21,277	3,903	68,068	-	-	5,123	89,345
Lennar Corp. (c)	920	16,459	3,261	58,339	-	-	4,181	74,798
Newell Rubbermaid, Inc.	1,824	47,205	6,405	165,761	-	-	8,229	212,966
Pulte Homes, Inc. (c)	1,403	14,788	4,878	51,414	-	-	6,281	66,202
Snap-On, Inc.	418	20,164	1,366	65,896	-	-	1,784	86,060
Stanley Works	600	29,088	1,705	82,658	-	-	2,305	111,746
Whirlpool Corp.	515	42,039	1,775	144,893	-	-	2,290	186,932
		383,876		1,290,634				1,674,510

Household Products - 2.3%
Clorox Co. (c)	953	62,107	3,227	210,304	-	-	4,180	272,411
Colgate-Palmolive Co.	3,364	262,257	11,691	911,430	-	-	15,055	1,173,687
Kimberly-Clark Corp.	2,808	194,707	9,702	672,737	-	-	12,510	867,444
Procter & Gamble Co.	20,590	1,511,718	71,222	5,229,119	-	-	91,812	6,740,837
		2,030,789		7,023,590				9,054,379

Independent Power Producers & Energy Traders - 0.3%
AES Corp.*	4,411	94,351	15,346	328,251	-	-	19,757	422,602
Constellation Energy Group, Inc. (c)	1,220	125,087	4,144	424,884	-	-	5,364	549,971
Dynegy, Inc. (c)*	2,772	19,792	11,384	81,282	-	-	14,156	101,074
		239,230		834,417				1,073,647

Industrial Conglomerates - 3.6%
3M Co.	4,721	398,075	16,357	1,379,222	-	-	21,078	1,777,297
General Electric Co.	66,810	2,476,647	231,795	8,592,641	-	-	298,605	11,069,288
Textron, Inc.	1,649	117,574	5,720	407,836	-	-	7,369	525,410
Tyco International Ltd.	3,280	130,052	11,349	449,988	-	-	14,629	580,040
		3,122,348		10,829,687				13,952,035

Insurance - 4.2%
ACE Ltd.	2,224	137,399	7,559	466,995	-	-	9,783	604,394
Aflac, Inc.	3,224	201,919	11,190	700,830	-	-	14,414	902,749
Allstate Corp.	3,860	201,608	13,092	683,795	-	-	16,952	885,403
Ambac Financial Group, Inc. (c)	721	18,580	2,419	62,338	-	-	3,140	80,918
American International Group, Inc.	16,936	987,369	58,166	3,391,078	-	-	75,102	4,378,447
AON Corp.	1,932	92,137	6,733	321,097	-	-	8,665	413,234
Assurant, Inc. (c)	600	40,140	2,191	146,578	-	-	2,791	186,718
Chubb Corp.	2,660	145,183	8,804	480,522	-	-	11,464	625,705
Cincinnati Financial Corp.	1,182	46,736	3,808	150,568	-	-	4,990	197,304
Genworth Financial, Inc.	2,922	74,365	9,857	250,861	-	-	12,779	325,226
Hartford Financial Services Group, Inc.	2,096	182,750	7,197	627,506	-	-	9,293	810,256
Lincoln National Corp.	1,786	103,981	6,190	360,382	-	-	7,976	464,363
Loews Corp.	2,934	147,698	10,080	507,427	-	-	13,014	655,125
Marsh & McLennan Co.'s, Inc.	3,577	94,683	11,927	315,708	-	-	15,504	410,391
MBIA, Inc. (c)	833	15,519	2,880	53,654	-	-	3,713	69,173
MetLife, Inc.	4,901	302,000	16,985	1,046,616	-	-	21,886	1,348,616
Principal Financial Group, Inc.	1,796	123,637	6,001	413,109	-	-	7,797	536,746
Progressive Corp.	4,777	91,527	16,008	306,713	-	-	20,785	398,240
Prudential Financial, Inc.	3,027	281,632	10,414	968,919	-	-	13,441	1,250,551
Safeco Corp.	624	34,744	2,205	122,774	-	-	2,829	157,518
Torchmark Corp.	632	38,255	2,114	127,960	-	-	2,746	166,215
Travelers Co.'s, Inc.	4,332	233,062	14,786	795,487	-	-	19,118	1,028,549
Unum Group	2,400	57,096	8,098	192,651	-	-	10,498	249,747
XL Capital Ltd.	1,229	61,831	4,090	205,768	-	-	5,319	267,599
		3,713,851		12,699,336				16,413,187

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	2,017	186,855	7,040	652,186	-	-	9,057	839,041
Expedia, Inc.*	1,400	44,268	4,800	151,776	-	-	6,200	196,044
IAC/InterActiveCorp.*	1,292	34,781	4,229	113,845	-	-	5,521	148,626
		265,904		917,807				1,183,711

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (c)*	1,120	38,752	3,812	131,895	-	-	4,932	170,647
eBay, Inc.*	7,528	249,854	26,086	865,794	-	-	33,614	1,115,648
Google, Inc.*	1,548	1,070,411	5,310	3,671,759	-	-	6,858	4,742,170
VeriSign, Inc.*	1,458	54,835	5,068	190,608	-	-	6,526	245,443
Yahoo!, Inc.*	8,890	206,781	30,657	713,082	-	-	39,547	919,863
		1,620,633		5,573,138				7,193,771

IT Services - 0.9%
Affiliated Computer Services, Inc.*	723	32,607	2,305	103,956	-	-	3,028	136,563
Automatic Data Processing, Inc.	3,506	156,122	12,069	537,433	-	-	15,575	693,555
Cognizant Technology Solutions Corp.*	1,956	66,387	6,660	226,040	-	-	8,616	292,427
Computer Sciences Corp.*	1,200	59,364	4,082	201,937	-	-	5,282	261,301
Convergys Corp.*	900	14,814	2,987	49,166	-	-	3,887	63,980
Electronic Data Systems Corp.	3,359	69,632	11,743	243,432	-	-	15,102	313,064
Fidelity National Information Services, Inc.	1,126	46,830	3,846	159,955	-	-	4,972	206,785
Fiserv, Inc.*	1,102	61,150	3,776	209,530	-	-	4,878	270,680
Paychex, Inc.	2,245	81,314	7,652	277,155	-	-	9,897	358,469
Total System Services, Inc.	1,320	36,960	4,540	127,120	-	-	5,860	164,080
Unisys Corp.*	2,309	10,922	7,990	37,793	-	-	10,299	48,715
Western Union Co.	5,099	123,804	17,226	418,247	-	-	22,325	542,051
		759,906		2,591,764				3,351,670

Leisure Equipment & Products - 0.1%
Brunswick Corp. (c)	587	10,008	2,017	34,390	-	-	2,604	44,398
Eastman Kodak Co.	1,892	41,378	6,607	144,495	-	-	8,499	185,873
Hasbro, Inc.	971	24,838	3,374	86,307	-	-	4,345	111,145
Mattel, Inc.	2,420	46,077	8,412	160,164	-	-	10,832	206,241
		122,301		425,356				547,657

Life Sciences - Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group (c)	1,264	42,875	3,857	130,829	-	-	5,121	173,704
Millipore Corp. (c)*	400	29,272	1,304	95,427	-	-	1,704	124,699
PerkinElmer, Inc.	801	20,842	2,720	70,774	-	-	3,521	91,616
Thermo Fisher Scientific, Inc.*	2,815	162,369	9,674	557,996	-	-	12,489	720,365
Waters Corp.*	713	56,377	2,400	189,768	-	-	3,113	246,145
		311,735		1,044,794				1,356,529

Machinery - 1.8%
Caterpillar, Inc.	4,216	305,913	14,591	1,058,723	-	-	18,807	1,364,636
Cummins, Inc.	719	91,579	2,352	299,574	-	-	3,071	391,153
Danaher Corp.	1,639	143,806	5,682	498,539	-	-	7,321	642,345
Deere & Co.	2,929	272,748	10,177	947,682	-	-	13,106	1,220,430
Dover Corp. (c)	1,408	64,895	4,558	210,078	-	-	5,966	274,973
Eaton Corp.	1,010	97,920	3,455	334,962	-	-	4,465	432,882
Illinois Tool Works, Inc.	2,836	151,839	9,480	507,559	-	-	12,316	659,398
Ingersoll-Rand Co. Ltd.	1,939	90,105	6,247	290,298	-	-	8,186	380,403
ITT Corp.	1,224	80,833	4,159	274,660	-	-	5,383	355,493
Manitowoc Co., Inc. (c)	850	41,506	2,920	142,584	-	-	3,770	184,090
PACCAR, Inc.	2,460	134,021	8,451	460,410	-	-	10,911	594,431
Pall Corp.	809	32,619	2,907	117,210	-	-	3,716	149,829
Parker Hannifin Corp.	1,150	86,607	3,860	290,697	-	-	5,010	377,304
Terex Corp. (c)*	711	46,620	2,354	154,352	-	-	3,065	200,972
		1,641,011		5,587,328				7,228,339

Media - 2.7%
CBS Corp., Class B	4,518	123,116	15,708	428,043	-	-	20,226	551,159
Clear Channel Communications, Inc. (c)	3,285	113,398	11,418	394,149	-	-	14,703	507,547
Comcast Corp.*	20,386	372,248	70,506	1,287,440	-	-	90,892	1,659,688
DIRECTV Group, Inc.*	4,738	109,543	16,469	380,763	-	-	21,207	490,306
E.W. Scripps Co. (c)	611	27,501	1,973	88,805	-	-	2,584	116,306
Gannett Co., Inc.	1,537	59,943	5,323	207,597	-	-	6,860	267,540
Interpublic Group of Co.'s, Inc. (c)*	3,114	25,255	10,538	85,463	-	-	13,652	110,718
McGraw-Hill Co.'s, Inc.	2,236	97,959	7,543	330,459	-	-	9,779	428,418
Meredith Corp. (c)	300	16,494	921	50,637	-	-	1,221	67,131
New York Times Co. (c)	1,017	17,828	3,393	59,479	-	-	4,410	77,307
News Corp.	15,278	313,046	53,068	1,087,363	-	-	68,346	1,400,409
Omnicom Group, Inc. (c)	2,165	102,902	7,496	356,285	-	-	9,661	459,187
Time Warner, Inc.	24,599	406,129	82,882	1,368,382	-	-	107,481	1,774,511
Viacom, Inc., Class B*	4,529	198,914	15,055	661,216	-	-	19,584	860,130
Walt Disney Co.	12,803	413,281	43,607	1,407,634	-	-	56,410	1,820,915
Washington Post Co., Class B	39	30,866	135	106,843	-	-	174	137,709
		2,428,423		8,300,558				10,728,981

Metals & Mining - 1.0%
Alcoa, Inc.	5,833	213,196	19,453	711,007	-	-	25,286	924,203
Allegheny Technologies, Inc.	675	58,320	2,437	210,557	-	-	3,112	268,877
Freeport-McMoRan Copper & Gold, Inc.	2,523	258,456	8,858	907,414	-	-	11,381	1,165,870
Newmont Mining Corp.	2,980	145,513	10,363	506,025	-	-	13,343	651,538
Nucor Corp.	1,946	115,242	6,603	391,030	-	-	8,549	506,272
Titanium Metals Corp. (c)	580	15,341	2,040	53,958	-	-	2,620	69,299
United States Steel Corp.	815	98,542	2,725	329,480	-	-	3,540	428,022
		904,610		3,109,471				4,014,081

Multiline Retail - 0.7%
Big Lots, Inc. (c)*	700	11,193	2,075	33,179	-	-	2,775	44,372
Dillard's, Inc. (c)	300	5,634	1,310	24,602	-	-	1,610	30,236
Family Dollar Stores, Inc.	961	18,480	3,223	61,978	-	-	4,184	80,458
J.C. Penney Co., Inc.	1,498	65,897	5,086	223,733	-	-	6,584	289,630
Kohl's Corp.*	2,149	98,424	7,194	329,485	-	-	9,343	427,909
Macy's, Inc.	2,932	75,851	9,940	257,148	-	-	12,872	332,999
Nordstrom, Inc. (c)	1,372	50,394	4,311	158,343	-	-	5,683	208,737
Sears Holdings Corp. (c)*	531	54,189	1,672	170,628	-	-	2,203	224,817
Target Corp.	5,586	279,300	19,052	952,600	-	-	24,638	1,231,900
		659,362		2,211,696				2,871,058

Multi-Utilities - 1.1%
Ameren Corp.	1,420	76,978	4,860	263,461	-	-	6,280	340,439
Centerpoint Energy, Inc.	2,120	36,316	7,371	126,265	-	-	9,491	162,581
CMS Energy Corp. (c)	1,544	26,835	5,162	89,716	-	-	6,706	116,551
Consolidated Edison, Inc.	1,788	87,344	5,921	289,241	-	-	7,709	376,585
Dominion Resources, Inc.	3,840	182,208	13,413	636,447	-	-	17,253	818,655
DTE Energy Co. (c)	1,126	49,499	3,755	165,070	-	-	4,881	214,569
Integrys Energy Group, Inc.	430	22,227	1,780	92,008	-	-	2,210	114,235
NiSource, Inc.	1,853	35,003	6,291	118,837	-	-	8,144	153,840
PG&E Corp.	2,390	102,985	8,119	349,848	-	-	10,509	452,833
Public Service Enterprise Group, Inc.	1,678	164,847	5,832	572,936	-	-	7,510	737,783
Sempra Energy	1,817	112,436	5,996	371,032	-	-	7,813	483,468
TECO Energy, Inc. (c)	1,444	24,851	4,834	83,193	-	-	6,278	108,044
Xcel Energy, Inc.	2,816	63,557	9,640	217,575	-	-	12,456	281,132
		985,086		3,375,629				4,360,715

Office Electronics - 0.1%
Xerox Corp.	6,177	100,006	21,197	343,179	-	-	27,374	443,185

Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	3,061	201,077	10,696	702,620	-	-	13,757	903,697
Apache Corp.	2,245	241,427	7,594	816,659	-	-	9,839	1,058,086
Chesapeake Energy Corp. (c)	2,819	110,505	9,676	379,299	-	-	12,495	489,804
Chevron Corp.	14,060	1,312,220	48,420	4,519,039	-	-	62,480	5,831,259
ConocoPhillips	10,735	947,901	36,678	3,238,667	-	-	47,413	4,186,568
Consol Energy, Inc. (c)	1,200	85,824	4,161	297,595	-	-	5,361	383,419
Devon Energy Corp.	2,942	261,573	10,204	907,238	-	-	13,146	1,168,811
El Paso Corp. (c)	4,624	79,718	16,072	277,081	-	-	20,696	356,799
EOG Resources, Inc.	1,684	150,297	5,641	503,459	-	-	7,325	653,756
Exxon Mobil Corp.	36,375	3,407,974	125,280	11,737,483	-	-	161,655	15,145,457
Hess Corp. (c)	1,825	184,070	6,388	644,294	-	-	8,213	828,364
Marathon Oil Corp.	4,720	287,259	16,290	991,409	-	-	21,010	1,278,668
Murphy Oil Corp.	1,295	109,868	4,314	366,000	-	-	5,609	475,868
Noble Energy, Inc.	1,200	95,424	3,937	313,070	-	-	5,137	408,494
Occidental Petroleum Corp.	5,482	422,059	19,000	1,462,810	-	-	24,482	1,884,869
Peabody Energy Corp.	1,825	112,493	6,073	374,340	-	-	7,898	486,833
Range Resources Corp. (c)	970	49,819	3,420	175,651	-	-	4,390	225,470
Spectra Energy Corp.	4,170	107,669	14,499	374,364	-	-	18,669	482,033
Sunoco, Inc.	814	58,966	2,697	195,371	-	-	3,511	254,337
Tesoro Corp. (c)	960	45,792	3,143	149,921	-	-	4,103	195,713
Valero Energy Corp.	3,653	255,820	12,622	883,919	-	-	16,275	1,139,739
Williams Co.'s, Inc.	3,960	141,689	13,614	487,109	-	-	17,574	628,798
XTO Energy, Inc. (c)	3,183	163,453	10,978	563,804	-	-	14,160	727,257
		8,832,897		30,361,202				39,194,099

Paper & Forest Products - 0.3%
International Paper Co.	2,905	94,064	9,821	318,004	-	-	12,726	412,068
MeadWestvaco Corp.	1,211	37,904	4,314	135,028	-	-	5,525	172,932
Weyerhaeuser Co.	1,425	105,080	4,808	354,542	-	-	6,233	459,622
		237,048		807,574				1,044,622

Personal Products - 0.2%
Avon Products, Inc.	2,926	115,665	9,839	388,936	-	-	12,765	504,601
Estee Lauder Co.'s, Inc.	807	35,193	2,612	113,909	-	-	3,419	149,102
		150,858		502,845				653,703

Pharmaceuticals - 6.1%
Abbott Laboratories, Inc.	10,198	572,618	35,433	1,989,563	-	-	45,631	2,562,181
Allergan, Inc.	2,029	130,343	7,041	452,314	-	-	9,070	582,657
Barr Pharmaceuticals, Inc. (c)*	700	37,170	2,560	135,936	-	-	3,260	173,106
Bristol-Myers Squibb Co.	13,051	346,113	45,367	1,203,133	-	-	58,418	1,549,246
Eli Lilly & Co.	6,511	347,622	22,629	1,208,162	-	-	29,140	1,555,784
Forest Laboratories, Inc.*	2,087	76,071	7,151	260,654	-	-	9,238	336,725
Johnson & Johnson	19,095	1,273,637	65,620	4,376,854	-	-	84,715	5,650,491
King Pharmaceuticals, Inc.*	1,613	16,517	5,611	57,457	-	-	7,224	73,974
Merck & Co., Inc.	14,356	834,227	49,917	2,900,677	-	-	64,273	3,734,904
Mylan Laboratories, Inc. (c)	1,600	22,496	5,072	71,312	-	-	6,672	93,808
Pfizer, Inc.	45,711	1,039,011	156,674	3,561,200	-	-	202,385	4,600,211
Schering-Plough Corp.	10,686	284,675	37,154	989,783	-	-	47,840	1,274,458
Watson Pharmaceuticals, Inc.*	750	20,355	2,460	66,764	-	-	3,210	87,119
Wyeth	8,873	392,098	30,707	1,356,942	-	-	39,580	1,749,040
		5,392,953		18,630,751				24,023,704

Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. (c)	713	24,762	2,192	76,128	-	-	2,905	100,890
AvalonBay Communities, Inc. (c)	600	56,484	1,780	167,569	-	-	2,380	224,053
Boston Properties, Inc.	820	75,284	2,769	254,222	-	-	3,589	329,506
Developers Diversified Realty Corp. (c)	820	31,398	2,818	107,901	-	-	3,638	139,299
Equity Residential	1,874	68,345	6,216	226,698	-	-	8,090	295,043
General Growth Properties, Inc.	1,687	69,471	5,592	230,279	-	-	7,279	299,750
Host Hotels & Resorts, Inc.	3,445	58,703	11,979	204,122	-	-	15,424	262,825
Kimco Realty Corp. (c)	1,604	58,386	5,787	210,647	-	-	7,391	269,033
Plum Creek Timber Co, Inc. (c)	1,217	56,031	3,953	181,996	-	-	5,170	238,027
ProLogis	1,737	110,091	5,910	374,576	-	-	7,647	484,667
Public Storage, Inc.	822	60,343	2,938	215,679	-	-	3,760	276,022
Simon Property Group, Inc.	1,510	131,159	5,115	444,289	-	-	6,625	575,448
Vornado Realty Trust	924	81,266	3,119	274,316	-	-	4,043	355,582
		881,723		2,968,422				3,850,145

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (c)*	1,292	27,843	4,400	94,820	-	-	5,692	122,663

Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,982	164,962	6,834	568,794	-	-	8,816	733,756
CSX Corp.	2,898	127,454	9,641	424,011	-	-	12,539	551,465
Norfolk Southern Corp.	2,597	130,993	8,885	448,159	-	-	11,482	579,152
Ryder System, Inc. (c)	421	19,791	1,331	62,570	-	-	1,752	82,361
Union Pacific Corp.	1,802	226,367	6,022	756,484	-	-	7,824	982,851
		669,567		2,260,018				2,929,585

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (c)*	3,791	28,433	13,038	97,785	-	-	16,829	126,218
Altera Corp.	2,216	42,813	7,702	148,803	-	-	9,918	191,616
Analog Devices, Inc.	2,104	66,697	6,956	220,505	-	-	9,060	287,202
Applied Materials, Inc.	9,090	161,438	31,600	561,216	-	-	40,690	722,654
Broadcom Corp.*	3,097	80,956	10,789	282,024	-	-	13,886	362,980
Intel Corp.	38,536	1,027,370	134,071	3,574,333	-	-	172,607	4,601,703
KLA-Tencor Corp. (c)	1,202	57,888	4,247	204,536	-	-	5,449	262,424
Linear Technology Corp. (c)	1,529	48,668	5,175	164,720	-	-	6,704	213,388
LSI Corp. (c)*	4,732	25,127	16,217	86,112	-	-	20,949	111,239
MEMC Electronic Materials, Inc. (c)*	1,545	136,717	5,300	468,997	-	-	6,845	605,714
Microchip Technology, Inc. (c)	1,470	46,187	4,914	154,398	-	-	6,384	200,585
Micron Technology, Inc.*	4,993	36,199	17,437	126,418	-	-	22,430	162,617
National Semiconductor Corp.	1,655	37,469	5,391	122,052	-	-	7,046	159,521
Novellus Systems, Inc.*	800	22,056	2,665	73,474	-	-	3,465	95,530
NVIDIA Corp.*	3,621	123,186	12,625	429,503	-	-	16,246	552,689
Teradyne, Inc.*	1,146	11,850	3,982	41,174	-	-	5,128	53,024
Texas Instruments, Inc.	9,427	314,862	32,070	1,071,138	-	-	41,497	1,386,000
Xilinx, Inc.	1,952	42,690	6,742	147,448	-	-	8,694	190,138
		2,310,606		7,974,636				10,285,242

Software - 3.7%
Adobe Systems, Inc.*	3,882	165,878	13,160	562,327	-	-	17,042	728,205
Autodesk, Inc.*	1,590	79,118	5,295	263,479	-	-	6,885	342,597
BMC Software, Inc.*	1,328	47,330	4,490	160,024	-	-	5,818	207,354
CA, Inc.	2,628	65,569	9,060	226,047	-	-	11,688	291,616
Citrix Systems, Inc.*	1,200	45,612	4,269	162,265	-	-	5,469	207,877
Compuware Corp.*	1,900	16,872	6,570	58,342	-	-	8,470	75,214
Electronic Arts, Inc.*	2,104	122,895	7,306	426,744	-	-	9,410	549,639
Intuit, Inc.*	2,291	72,419	7,630	241,184	-	-	9,921	313,603
Microsoft Corp. (c)(e)	53,214	1,894,418	184,536	6,569,482	-	-	237,750	8,463,900
Novell, Inc.*	2,312	15,883	8,012	55,042	-	-	10,324	70,925
Oracle Corp.*	25,969	586,380	90,461	2,042,609	-	-	116,430	2,628,989
Symantec Corp.*	5,937	95,823	19,887	320,976	-	-	25,824	416,799
		3,208,197		11,088,521				14,296,718

Specialty Retail - 1.5%
Abercrombie & Fitch Co.	600	47,982	1,977	158,101	-	-	2,577	206,083
AutoNation, Inc.*	911	14,266	3,213	50,316	-	-	4,124	64,582
Autozone, Inc. (c)*	329	39,450	1,013	121,469	-	-	1,342	160,919
Bed Bath & Beyond, Inc.*	1,790	52,608	6,073	178,485	-	-	7,863	231,093
Best Buy Co., Inc.	2,316	121,937	8,049	423,780	-	-	10,365	545,717
Circuit City Stores, Inc. (c)	953	4,003	3,261	13,696	-	-	4,214	17,699
GameStop Corp.*	1,080	67,079	3,700	229,807	-	-	4,780	296,886
Gap, Inc.	3,266	69,500	10,685	227,377	-	-	13,951	296,877
Home Depot, Inc.	11,138	300,058	38,697	1,042,497	-	-	49,835	1,342,555
Limited Brands, Inc.	2,155	40,794	7,126	134,895	-	-	9,281	175,689
Lowe's Co.'s, Inc.	9,758	220,726	33,552	758,946	-	-	43,310	979,672
Office Depot, Inc.*	1,800	25,038	6,263	87,118	-	-	8,063	112,156
OfficeMax, Inc. (c)	500	10,330	1,716	35,453	-	-	2,216	45,783
RadioShack Corp.	800	13,488	3,006	50,681	-	-	3,806	64,169
Sherwin-Williams Co.	735	42,659	2,392	138,832	-	-	3,127	181,491
Staples, Inc.	4,712	108,706	16,214	374,057	-	-	20,926	482,763
Tiffany & Co. (c)	900	41,427	3,199	147,250	-	-	4,099	188,677
TJX Co.'s, Inc.	3,005	86,334	10,025	288,018	-	-	13,030	374,352
		1,306,385		4,460,778				5,767,163

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,521	77,092	8,442	258,156	-	-	10,963	335,248
Jones Apparel Group, Inc. (c)	633	10,122	1,955	31,260	-	-	2,588	41,382
Liz Claiborne, Inc. (c)	720	14,652	2,283	46,459	-	-	3,003	61,111
Nike, Inc., Class B (c)	2,610	167,666	8,810	565,954	-	-	11,420	733,620
Polo Ralph Lauren Corp.	400	24,716	1,351	83,478	-	-	1,751	108,194
VF Corp.	614	42,157	2,118	145,422	-	-	2,732	187,579
		336,405		1,130,729				1,467,134

Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp. (c)	3,812	34,079	13,284	118,759	-	-	17,096	152,838
Fannie Mae	6,426	256,911	22,447	897,431	-	-	28,873	1,154,342
Freddie Mac	4,301	146,535	15,138	515,752	-	-	19,439	662,287
Hudson City Bancorp, Inc. (c)	3,337	50,122	11,413	171,423	-	-	14,750	221,545
MGIC Investment Corp. (c)	600	13,458	1,962	44,008	-	-	2,562	57,466
Sovereign Bancorp, Inc. (c)	2,431	27,713	8,265	94,221	-	-	10,696	121,934
Washington Mutual, Inc. (c)	5,777	78,625	19,920	271,111	-	-	25,697	349,736
		607,443		2,112,705				2,720,148

Tobacco - 1.4%
Altria Group, Inc.	13,888	1,049,655	48,304	3,650,816	-	-	62,192	4,700,471
Reynolds American, Inc. (c)	1,129	74,469	3,924	258,827	-	-	5,053	333,296
UST, Inc. (c)	1,100	60,280	3,594	196,951	-	-	4,694	257,231
		1,184,404		4,106,594				5,290,998

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	500	43,760	1,545	135,218	-	-	2,045	178,978

Wireless Telecommunication Services - 0.4%
American Tower Corp.*	2,760	117,576	9,283	395,456	-	-	12,043	513,032
Sprint Nextel Corp.	18,777	246,542	65,263	856,903	-	-	84,040	1,103,445
		364,118		1,252,359				1,616,477

Total Equity Securities (Cost $275,597,946)		85,863,603		295,053,488				380,917,091

	Principal		Principal				Principal
Money Market Funds - 0.3%	Amount	Value	Amount	Value			Amount	Value
Northern Institutional Diversified Assets Portfolio (e)	-	-	1,308,251	1,308,251	-	-	1,308,251	1,308,251

Total Money Market Funds (Cost $1,308,251)		-		1,308,251				1,308,251

U.S. Government Agencies and Instrumentalities - 0.5%
Federal Home Loan Bank Discount Notes, 1/2/08	2,000,000	1,999,819	-	-	-	-	2,000,000	1,999,819

Total U.S. Government Agencies and Instrumentalities (Cost $1,999,819)		1,999,819		-				1,999,819

U.S. Treasury - 0.6%
United States Treasury Bills, 3/13/08 # (e)	200,000	198,811	2,250,000	2,236,354	-	-	2,450,000	2,435,165

Total U.S. Treasury (Cost $2,435,165)		198,811		2,236,354				2,435,165

TOTAL INVESTMENTS (Cost $281,341,181) - 98.9%		88,062,233		298,598,093				386,660,326
Northern Institutional Liquid Assets Portfolio - 4.8% (a)		-		18,671,468				18,671,468
Other assets and liabilities, net - (3.7%)		91,638		(14,448,826)				(14,357,188)
NET ASSETS - 100%		$88,153,871		$302,820,735				$390,974,606

Futures - 0.5%	Contracts	Unrealized Appreciation / (Depreciation)	Contracts	Unrealized Appreciation / (Depreciation)			Contracts	Unrealized Appreciation / (Depreciation)
E-mini S&P 500 (b) (expire 3/08)	29	19,957	-	-	-	-	29	19,957
S&P 500 Index (b) (expire 3/08)	-	-	25	(42,512)	-	-	25	(42,512)

* Non-income producing security.

(a) In the Pinnacle Index 500 Portfolio this security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $18,257,935, $18,671,468, and $82,683, respectively.

(b) Ameritas Index 500 Futures collateralized by 200,000 units of U.S. Treasury Bills. Pinnacle Index 500 Futures collateralized by segregated securities with a market value of $9,232,500.

(e) Securities and other assets with an aggregate value of $9,232,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2008 for the Pinnacle S&P Index 500 Portfolio.

(x) All securities held by the Ameritas Index 500 Portfolio would comply with the investment restrictions and/or compliance guidelines of the Pinnacle S&P 500 Index.

See notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)

ASSETS	AMERITAS INDEX 500		PINNACLE S&P 500 INDEX		PROFORMA ADJUSTMENTS		PINNACLE S&P 500 INDEX COMBINED
Investments in securities, at value - see accompanying schedule	$88,062,226		$298,598,093		-		$386,660,319
(Cost $75,639,848 and $205,701,334, respectively)
Cash	9,205		-		-		9,205
Collateral for securities loaned, at fair value	-		18,671,468		-		18,671,468
Receivable for securities sold	75,176		8,167,607		-		8,242,783
Receivable for futures variation margin	-		-		-		-
Receivable for shares sold	51,930		41,677		-		93,607
Interest and dividends receivable	127,757		454,422		-		582,179
Other assets	1,514		8,851		-		10,365
Total Assets	88,327,808		325,942,118		-		414,269,926

Liabilities

Payable upon return of securities loaned	-		18,671,468		-		18,671,468
Payable for securities purchased	83,329		2,273,177		-		2,356,506
Payable for shares redeemed	4,090		1,925,539		-		1,929,629
Payable for Futures Margin	12,290		53,683		-		65,973
Payable to Calvert Asset Management Company, Inc	28,996		-		-		28,996
Payable to Calvert Administrative Services Company, Inc	3,799		-		-		3,799
Payable to Calvert Shareholder Services, Inc.	940		-		-		940
Payable to Summit Investment Partners, Inc.	-		70,694		-		70,694
Accrued expenses and other liabilities	40,493		126,822		-		167,315
Total Liabilities	173,937		23,121,383		-		23,295,320
Net Assets	$88,153,871		$302,820,735		$0		$390,974,606

Net Assets Consist of:
Paid-in capital, Ameritas Index 500, 557,709 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$106,564,678
Paid-in capital, Pinnacle S&P 500 Index, 3,107,876 shares of common
stock outstanding; $0.10 par value, 30,000,000 shares authorized			$ 203,310,066				309,874,744
Undistributed net investment income (loss)	171,034		4,029,732		-		4,200,766
Accumulated net realized gain (loss) on investments	(31,024,177)		2,626,690		-		(28,397,487)
Net unrealized appreciation (depreciation) on investments	12,442,336		92,854,247		-		105,296,583
Net Assets	$88,153,871		$302,820,735		$0		$390,974,606

NET ASSETS	$88,153,871		$302,820,735		$0		$390,974,606
SHARES OUTSTANDING	557,709	(1)	3,107,876	(1)	346,990	(1)	4,012,575	(1)
NET ASSET VALUE	$158.06		$97.44		-		97.44

(1) The proforma combined shares outstanding consists of 3,107,876 shares of the Pinnacle S&P 500 Index Portfolio and 904,699 shares issued to shareholders of the Ameritas Index 500 Portfolio.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007 (UNAUDITED)

NET INVESTMENT INCOME	AMERITAS INDEX 500	PINNACLE S&P 500 INDEX	PROFORMA ADJUSTMENTS		PINNACLE S&P 500 INDEX COMBINED
Investment Income
Dividend Income	$1,846,400	$6,182,333	$0		$8,028,733
Interest Income	56,563	38,974	-		95,537
Total investment income	1,902,963	6,221,307	-		8,124,270

Expenses:
Investment advisory fee	231,113	786,587	9,630	1	1,027,330
Transfer agency fees and expenses	14,445	17,717	29,478	2	61,640
Accounting fees	15,419	72,309	(26,416)	3	61,312
Administrative fees	48,149	314,635	48,148	4	410,932
Directors' fees and expenses	10,821	37,802	(5,475)	5	43,148
Custodian fees	50,724	31,352	1,343	6	83,419
Reports to shareholders	29,705	31,878	-		61,583
Professional fees	25,132	53,118	(49,025)	7	29,225
Contract Services/Royalty fee	19,086	38,246	-		57,332
Miscellaneous	10,883	30,648	(19,752)	8	21,779
Total expenses	455,477	1,414,292	(12,069)		1,857,700
Reimbursement from advisor	(84,528)	(187,215)	(19,395)	9	(291,138)
Fees paid indirectly	(5,020)	-	-		(5,020)
Net expenses	365,929	1,227,077	(31,464)		1,561,542

NET INVESTMENT INCOME (LOSS)	1,537,034	4,994,230	31,464		6,562,728

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,819,237	6,330,458	-		8,149,695
Futures	(108,109)	67,669	-		(40,440)
	1,711,128	6,398,127	-		8,109,255

Changes in unrealized appreciation (depreciation) on:
Investments	1,856,432	4,451,818	-		6,308,250
Futures	18,671	-	-		18,671
	1,875,103	4,451,818	-		6,326,921

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	3,586,231	10,849,945	-		14,436,176

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,123,265	$15,844,175	$31,464		$20,998,904

AVERAGE NET ASSETS	$96,297,144	$314,634,939	-		$410,932,083
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.47%	0.45%	-		0.45%
RATIO OF NET EXP TO AVG NET ASSETS	0.38%	0.39%	-		0.38%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2007.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.25% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the Accounting Fees expected to be incurred in the Portfolio.

4 To reflect the Portfolio's administrative agreement which provides for the Portfolio to pay the Advisor an annual fee of 0.10% of the Portfolio's average daily net assets.

5 To reflect the expected Directors fees & expenses for the combined Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 The Advisor has contractually agreed to limit direct net annual fund operating expenses through December 12, 2010. The contractual expense cap is 0.38%.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT MUTUAL PORTFOLIOS, INC. PINNACLE SERIES - S&P 500 INDEX PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: S&P 500 Index Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The S&P 500 Index Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Index 500 Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Index 500 Portfolio in exchange for shares of the S&P 500 Index Portfolio. Following the transfer, S&P 500 Index Portfolio shares will be distributed to the shareholders of the Ameritas Index 500 Portfolio in liquidation of the Ameritas Index 500 Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Ameritas Index 500 Portfolio will receive that number of the S&P 500 Index Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Ameritas Index 500 Portfolio.

The S&P 500 Index Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

 Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .10% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, S&P 500 Index Portfolio and Calvert Variable Series Inc., Ameritas Index 500 Portfolio included in their respective annual reports dated December 31, 2007.
CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

	AMERITAS INDEX 500		PINNACLE S&P 500 INDEX		PROFORMA ADJUSTMENTS		COMBINED PINNACLE S&P 500 INDEX
EQUITY SECURITIES - 98.3%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace & Defense - 2.6%
Boeing Co.	4,490	$295,083	16,648	$1,094,107	-	-	21,138	$1,389,190
General Dynamics Corp.	2,382	200,564	8,828	743,318	-	-	11,210	943,882
Goodrich Corp.	748	35,500	2,765	131,227	-	-	3,513	166,727
Honeywell International, Inc.	4,432	222,841	16,454	827,307	-	-	20,886	1,050,148
L-3 Communications Holdings, Inc.	734	66,699	2,705	245,803	-	-	3,439	312,502
Lockheed Martin Corp.	2,019	199,195	7,483	738,273	-	-	9,502	937,468
Northrop Grumman Corp.	2,045	136,811	7,578	506,968	-	-	9,623	643,779
Precision Castparts Corp.	833	80,276	3,070	295,856	-	-	3,903	376,132
Raytheon Co.	2,529	142,332	9,371	527,400	-	-	11,900	669,732
Rockwell Collins, Inc.	961	46,090	3,589	172,128	-	-	4,550	218,218
United Technologies Corp.	5,817	358,909	21,560	1,330,252	-	-	27,377	1,689,161
		1,784,300		6,612,639				8,396,939

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (c)	1,020	55,937	3,788	207,734	-	-	4,808	263,671
Expeditors International of Washington, Inc.	1,275	54,825	4,712	202,616	-	-	5,987	257,441
FedEx Corp.	1,855	146,155	6,836	538,608	-	-	8,691	684,763
United Parcel Service, Inc., Class B	6,102	375,090	22,616	1,390,206	-	-	28,718	1,765,296
		632,007		2,339,164				2,971,171

Airlines - 0.1%
Southwest Airlines Co.	4,374	57,037	16,259	212,017	-	-	20,633	269,054

Auto Components - 0.2%
Goodyear Tire & Rubber Co. (c)*	1,438	25,640	5,310	94,677	-	-	6,748	120,317
Johnson Controls, Inc.	3,548	101,757	13,126	376,454	-	-	16,674	478,211
		127,397		471,131				598,528

Automobiles - 0.2%
Ford Motor Co. (c)*	13,400	64,454	49,654	238,836	-	-	63,054	303,290
General Motors Corp. (c)	3,384	38,916	12,510	143,865	-	-	15,894	182,781
Harley-Davidson, Inc. (c)	1,414	51,272	5,273	191,199	-	-	6,687	242,471
		154,642		573,900				728,542

Beverages - 2.4%
Anheuser-Busch Co's, Inc.	4,260	264,631	15,805	981,807	-	-	20,065	1,246,438
Brown-Forman Corp., Class B (c)	505	38,163	1,865	140,938	-	-	2,370	179,101
Coca-Cola Co.	11,939	620,589	44,255	2,300,375	-	-	56,194	2,920,964
Coca-Cola Enterprises, Inc.	1,720	29,756	6,359	110,011	-	-	8,079	139,767
Constellation Brands, Inc.*	1,169	23,216	4,289	85,179	-	-	5,458	108,395
Molson Coors Brewing Co., Class B	837	45,474	3,100	168,423	-	-	3,937	213,897
Pepsi Bottling Group, Inc.	810	22,615	2,999	83,732	-	-	3,809	106,347
PepsiCo, Inc.	9,477	602,642	35,138	2,234,425	-	-	44,615	2,837,067
		1,647,086		6,104,890				7,751,976

Biotechnology - 1.4%
Amgen, Inc.*	6,516	307,295	24,119	1,137,452	-	-	30,635	1,444,747
Biogen Idec, Inc.*	1,751	97,863	6,492	362,838	-	-	8,243	460,701
Celgene Corp.*	2,607	166,509	9,615	614,110	-	-	12,222	780,619
Genzyme Corp.*	1,599	115,160	5,915	425,998	-	-	7,514	541,158
Gilead Sciences, Inc.*	5,514	291,966	20,436	1,082,086	-	-	25,950	1,374,052
		978,793		3,622,484				4,601,277

Building Products - 0.0%
Masco Corp. (c)	2,162	34,008	8,064	126,847	-	-	10,226	160,855

Capital Markets - 2.7%
American Capital Strategies Ltd. (c)	1,214	28,857	4,495	106,846	-	-	5,709	135,703
Ameriprise Financial, Inc.	1,328	54,010	4,922	200,178	-	-	6,250	254,188
Bank of New York Mellon Corp.	6,835	258,568	25,340	958,612	-	-	32,175	1,217,180
Charles Schwab Corp.	5,550	113,997	20,573	422,569	-	-	26,123	536,566
E*Trade Financial Corp. (c)*	2,799	8,789	9,717	30,511	-	-	12,516	39,300
Federated Investors, Inc., Class B	519	17,864	1,961	67,498	-	-	2,480	85,362
Franklin Resources, Inc.	932	85,418	3,477	318,667	-	-	4,409	404,085
Goldman Sachs Group, Inc.	2,356	412,064	8,733	1,527,402	-	-	11,089	1,939,466
Janus Capital Group, Inc.	876	23,188	3,246	85,922	-	-	4,122	109,110
Legg Mason, Inc.	844	36,773	3,127	136,243	-	-	3,971	173,016
Lehman Brothers Holdings, Inc. (c)	4,164	82,489	15,434	305,747	-	-	19,598	388,236
Merrill Lynch & Co., Inc. (c)	5,891	186,804	21,829	692,198	-	-	27,720	879,002
Morgan Stanley	6,616	238,639	24,528	884,725	-	-	31,144	1,123,364
Northern Trust Corp.	1,145	78,513	4,244	291,011	-	-	5,389	369,524
State Street Corp.	2,551	163,238	9,451	604,769	-	-	12,002	768,007
T. Rowe Price Group, Inc. (c)	1,552	87,641	5,753	324,872	-	-	7,305	412,513
		1,876,852		6,957,770				8,834,622

Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,259	124,465	4,667	461,380	-	-	5,926	585,845
Ashland, Inc.	335	16,147	1,270	61,214	-	-	1,605	77,361
Dow Chemical Co.	5,560	194,100	20,613	719,600	-	-	26,173	913,700
Eastman Chemical Co. (c)	456	31,400	1,689	116,304	-	-	2,145	147,704
Ecolab, Inc.	1,049	45,097	3,878	166,715	-	-	4,927	211,812
EI Du Pont de Nemours & Co.	5,381	230,791	19,954	855,827	-	-	25,335	1,086,618
Hercules, Inc.	677	11,462	2,573	43,561	-	-	3,250	55,023
International Flavors & Fragrances, Inc.	482	18,827	1,831	71,519	-	-	2,313	90,346
Monsanto Co.	3,279	414,597	12,157	1,537,131	-	-	15,436	1,951,728
PPG Industries, Inc.	981	56,280	3,621	207,737	-	-	4,602	264,017
Praxair, Inc.	1,873	176,512	6,924	652,518	-	-	8,797	829,030
Rohm & Haas Co.	750	34,830	2,772	128,732	-	-	3,522	163,562
Sigma-Aldrich Corp.	771	41,526	2,860	154,040	-	-	3,631	195,566
		1,396,034		5,176,278				6,572,312

Commercial Banks - 2.1%
BB&T Corp. (c)	3,269	74,435	12,075	274,948	-	-	15,344	349,383
Comerica, Inc. (c)	900	23,067	3,328	85,297	-	-	4,228	108,364
Fifth Third Bancorp (c)	3,401	34,622	12,734	129,632	-	-	16,135	164,254
First Horizon National Corp.	552	4,101	4,232	31,444	-	-	4,784	35,545
Huntington Bancshares, Inc. (c)	2,189	12,631	8,396	48,445	-	-	10,585	61,076
KeyCorp	2,902	31,864	10,756	118,101	-	-	13,658	149,965
M&T Bank Corp. (c)	461	32,519	1,703	120,130	-	-	2,164	152,649
Marshall & Ilsley Corp. (c)	1,551	23,777	5,896	90,386	-	-	7,447	114,163
National City Corp. (c)	4,545	21,680	17,269	82,373	-	-	21,814	104,053
PNC Financial Services Group, Inc.	2,068	118,083	7,662	437,500	-	-	9,730	555,583
Regions Financial Corp. (c)	4,153	45,309	15,337	167,327	-	-	19,490	212,636
SunTrust Banks, Inc.	2,106	76,279	7,755	280,886	-	-	9,861	357,165
US Bancorp	10,407	290,251	38,561	1,075,466	-	-	48,968	1,365,717
Wachovia Corp.	12,777	198,427	47,360	735,501	-	-	60,137	933,928
Wells Fargo & Co. (c)	19,739	468,801	73,167	1,737,716	-	-	92,906	2,206,517
Zions Bancorp (c)	643	20,248	2,369	74,600	-	-	3,012	94,848
		1,476,094		5,489,752				6,965,846

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.*	2,016	25,442	7,620	96,164	-	-	9,636	121,606
Avery Dennison Corp. (c)	638	28,027	2,406	105,696	-	-	3,044	133,723
Cintas Corp. (c)	781	20,704	2,963	78,549	-	-	3,744	99,253
Equifax, Inc. (c)	775	26,056	2,866	96,355	-	-	3,641	122,411
Monster Worldwide, Inc. (c)*	743	15,313	2,776	57,213	-	-	3,519	72,526
Pitney Bowes, Inc.	1,241	42,318	4,667	159,145	-	-	5,908	201,463
Robert Half International, Inc. (c)	950	22,772	3,512	84,183	-	-	4,462	106,955
RR Donnelley & Sons Co.	1,270	37,706	4,752	141,087	-	-	6,022	178,793
Waste Management, Inc.	2,933	110,603	10,871	409,945	-	-	13,804	520,548
		328,941		1,228,337				1,557,278

Communications Equipment - 2.4%
Ciena Corp.*	539	12,489	1,925	44,602	-	-	2,464	57,091
Cisco Systems, Inc.*	35,305	821,194	130,867	3,043,966	-	-	166,172	3,865,160
Corning, Inc.	9,413	216,970	34,807	802,301	-	-	44,220	1,019,271
JDS Uniphase Corp. (c)*	1,374	15,609	4,991	56,698	-	-	6,365	72,307
Juniper Networks, Inc.*	3,136	69,556	11,576	256,756	-	-	14,712	326,312
Motorola, Inc.	13,479	98,936	49,880	366,119	-	-	63,359	465,055
QUALCOMM, Inc.	9,675	429,280	35,861	1,591,153	-	-	45,536	2,020,433
Tellabs, Inc. (c)*	2,376	11,048	9,161	42,599	-	-	11,537	53,647
		1,675,082		6,204,194				7,879,276

Computers & Peripherals - 4.5%
Apple, Inc.*	5,270	882,409	19,532	3,270,438	-	-	24,802	4,152,847
Dell, Inc.*	12,079	264,289	44,772	979,611	-	-	56,851	1,243,900
EMC Corp.*	12,347	181,377	45,798	672,773	-	-	58,145	854,150
Hewlett-Packard Co.	14,740	651,655	54,636	2,415,458	-	-	69,376	3,067,113
International Business Machines Corp.	8,207	972,776	30,428	3,606,631	-	-	38,635	4,579,407
Lexmark International, Inc. (c)*	570	19,055	2,100	70,203	-	-	2,670	89,258
NetApp, Inc.*	2,055	44,511	7,592	164,443	-	-	9,647	208,954
QLogic Corp.*	793	11,570	2,969	43,318	-	-	3,762	54,888
SanDisk Corp. (c)*	1,344	25,133	5,063	94,678	-	-	6,407	119,811
Sun Microsystems, Inc.*	4,673	50,842	17,534	190,770	-	-	22,207	241,612
Teradata Corp.*	1,075	24,876	4,072	94,226	-	-	5,147	119,102
		3,128,493		11,602,549				14,731,042

Construction & Engineering - 0.2%
Fluor Corp.	531	98,808	1,960	364,717	-	-	2,491	463,525
Jacobs Engineering Group, Inc.*	728	58,750	2,682	216,437	-	-	3,410	275,187
		157,558		581,154				738,712

Construction Materials - 0.1%
Vulcan Materials Co. (c)	655	39,156	2,396	143,233	-	-	3,051	182,389

Consumer Finance - 0.6%
American Express Co.	6,924	260,827	25,664	966,763	-	-	32,588	1,227,590
Capital One Financial Corp. (c)	2,243	85,256	8,243	313,316	-	-	10,486	398,572
Discover Financial Services	2,863	37,706	10,739	141,433	-	-	13,602	179,139
SLM Corp.*	2,789	53,967	10,312	199,537	-	-	13,101	253,504
		437,756		1,621,049				2,058,805

Containers & Packaging - 0.1%
Ball Corp. (c)	585	27,928	2,156	102,927	-	-	2,741	130,855
Bemis Co., Inc. (c)	596	13,362	2,307	51,723	-	-	2,903	65,085
Pactiv Corp.*	782	16,602	2,882	61,185	-	-	3,664	77,787
Sealed Air Corp.	958	18,212	3,572	67,904	-	-	4,530	86,116
		76,104		283,739				359,843

Distributors - 0.1%
Genuine Parts Co.	979	38,847	3,655	145,030	-	-	4,634	183,877

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	824	36,470	3,036	134,373	-	-	3,860	170,843
H&R Block, Inc.	1,944	41,602	7,194	153,952	-	-	9,138	195,554
		78,072		288,325				366,397

Diversified Financial Services - 3.2%
Bank of America Corp.	26,613	635,252	98,647	2,354,704	-	-	125,260	2,989,956
CIT Group, Inc.	1,690	11,509	6,391	43,523	-	-	8,081	55,032
Citigroup, Inc.	32,519	545,018	120,610	2,021,424	-	-	153,129	2,566,442
CME Group, Inc.	326	124,920	1,208	462,893	-	-	1,534	587,813
IntercontinentalExchange, Inc.*	422	48,108	1,551	176,814	-	-	1,973	224,922
JPMorgan Chase & Co.	20,638	708,090	76,500	2,624,715	-	-	97,138	3,332,805
Leucadia National Corp.	1,058	49,663	3,918	183,911	-	-	4,976	233,574
Moody's Corp. (c)	1,215	41,845	4,546	156,564	-	-	5,761	198,409
NYSE Euronext (c)	1,584	80,245	5,858	296,766	-	-	7,442	377,011
		2,244,650		8,321,314				10,565,964

Diversified Telecommunication Services - 2.8%
AT&T, Inc. (e)	35,497	1,195,894	131,617	4,434,177	-	-	167,114	5,630,071
CenturyTel, Inc.	631	22,457	2,420	86,128	-	-	3,051	108,585
Citizens Communications Co. (c)	1,938	21,977	7,244	82,147	-	-	9,182	104,124
Embarq Corp.	882	41,692	3,269	154,526	-	-	4,151	196,218
Qwest Communications International, Inc. (c)	9,094	35,739	33,980	133,541	-	-	43,074	169,280
Verizon Communications, Inc.	17,037	603,110	63,153	2,235,616	-	-	80,190	2,838,726
Windstream Corp. (c)	2,674	32,997	10,033	123,807	-	-	12,707	156,804
		1,953,866		7,249,942				9,203,808

Electric Utilities - 2.3%
Allegheny Energy, Inc. (c)	1,005	50,361	3,696	185,207	-	-	4,701	235,568
American Electric Power Co., Inc.	2,401	96,592	8,848	355,955	-	-	11,249	452,547
Duke Energy Corp.	7,554	131,289	27,910	485,076	-	-	35,464	616,365
Edison International	1,948	100,088	7,202	370,039	-	-	9,150	470,127
Entergy Corp.	1,145	137,950	4,225	509,028	-	-	5,370	646,978
Exelon Corp.	3,920	352,643	14,533	1,307,389	-	-	18,453	1,660,032
FirstEnergy Corp.	1,822	150,005	6,738	554,740	-	-	8,560	704,745
FPL Group, Inc.	2,439	159,950	9,006	590,614	-	-	11,445	750,564
Pepco Holdings, Inc.	1,204	30,883	4,500	115,425	-	-	5,704	146,308
Pinnacle West Capital Corp. (c)	602	18,524	2,281	70,186	-	-	2,883	88,710
PPL Corp.	2,230	116,562	8,255	431,489	-	-	10,485	548,051
Progress Energy, Inc.	1,563	65,380	5,751	240,564	-	-	7,314	305,944
Southern Co.	4,586	160,143	16,997	593,535	-	-	21,583	753,678
		1,570,370		5,809,247				7,379,617

Electrical Equipment - 0.4%
Cooper Industries Ltd.	1,040	41,080	3,897	153,931	-	-	4,937	195,011
Emerson Electric Co.	4,668	230,833	17,297	855,337	-	-	21,965	1,086,170
Rockwell Automation, Inc.	878	38,395	3,280	143,434	-	-	4,158	181,829
		310,308		1,152,702				1,463,010

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,153	76,518	7,978	283,538	-	-	10,131	360,056
Jabil Circuit, Inc.	1,251	20,529	4,601	75,502	-	-	5,852	96,031
Molex, Inc.	833	20,334	3,189	77,844	-	-	4,022	98,178
Tyco Electronics Ltd.	2,858	102,374	10,590	379,334	-	-	13,448	481,708
		219,755		816,218				1,035,973

Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	1,842	160,880	6,839	597,318	-	-	8,681	758,198
BJ Services Co.	1,757	56,119	6,476	206,843	-	-	8,233	262,962
Cameron International Corp.*	1,295	71,678	4,826	267,119	-	-	6,121	338,797
ENSCO International, Inc.	863	69,679	3,182	256,915	-	-	4,045	326,594
Halliburton Co.	5,212	276,601	19,327	1,025,684	-	-	24,539	1,302,285
Nabors Industries Ltd. (c)*	1,683	82,854	6,203	305,374	-	-	7,886	388,228
National Oilwell Varco, Inc.*	2,483	220,249	9,198	816,047	-	-	11,681	1,036,296
Noble Corp.	1,607	104,391	5,937	385,668	-	-	7,544	490,059
Rowan Co's, Inc.	673	31,463	2,461	115,052	-	-	3,134	146,515
Schlumberger Ltd.	7,136	766,620	26,432	2,839,590	-	-	33,568	3,606,210
Smith International, Inc.	1,201	99,851	4,439	369,058	-	-	5,640	468,909
Transocean, Inc.	1,906	290,455	7,065	1,076,635	-	-	8,971	1,367,090
Weatherford International Ltd.*	4,065	201,583	14,998	743,751	-	-	19,063	945,334
		2,432,423		9,005,054				11,437,477

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,590	181,663	9,611	674,115	-	-	12,201	855,778
CVS Caremark Corp.	8,539	337,888	31,645	1,252,193	-	-	40,184	1,590,081
Kroger Co.	3,955	114,181	14,657	423,148	-	-	18,612	537,329
Safeway, Inc.	2,618	74,744	9,732	277,849	-	-	12,350	352,593
SUPERVALU, Inc.	1,269	39,199	4,675	144,411	-	-	5,944	183,610
SYSCO Corp.	3,591	98,788	13,340	366,983	-	-	16,931	465,771
Walgreen Co.	5,920	192,459	21,916	712,489	-	-	27,836	904,948
Wal-Mart Stores, Inc.	13,907	781,573	51,548	2,896,998	-	-	65,455	3,678,571
Whole Foods Market, Inc. (c)	839	19,876	3,084	73,060	-	-	3,923	92,936
		1,840,371		6,821,246				8,661,617

Food Products - 1.5%
Archer-Daniels-Midland Co.	3,849	129,904	14,227	480,161	-	-	18,076	610,065
Campbell Soup Co.	1,288	43,096	4,774	159,738	-	-	6,062	202,834
ConAgra Foods, Inc.	2,915	56,201	10,781	207,858	-	-	13,696	264,059
Dean Foods Co.*	909	17,835	3,431	67,316	-	-	4,340	85,151
General Mills, Inc.	2,003	121,722	7,443	452,311	-	-	9,446	574,033
H.J. Heinz Co.	1,884	90,149	6,965	333,275	-	-	8,849	423,424
Hershey Co. (c)	1,005	32,944	3,719	121,909	-	-	4,724	154,853
Kellogg Co. (c)	1,518	72,894	5,623	270,016	-	-	7,141	342,910
Kraft Foods, Inc.	9,064	257,871	33,586	955,522	-	-	42,650	1,213,393
McCormick & Co., Inc. (c)	767	27,351	2,828	100,846	-	-	3,595	128,197
Sara Lee Corp.	4,222	51,720	15,739	192,803	-	-	19,961	244,523
Tyson Foods, Inc.	1,635	24,427	6,210	92,777	-	-	7,845	117,204
Wm. Wrigley Jr. Co.	1,284	99,870	4,784	372,099	-	-	6,068	471,969
		1,025,984		3,806,631				4,832,615

Gas Utilities - 0.1%
Nicor, Inc. (c)	270	11,499	1,024	43,612	-	-	1,294	55,111
Questar Corp.	1,037	73,668	3,820	271,373	-	-	4,857	345,041
		85,167		314,985				400,152

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,749	239,711	13,899	888,702	-	-	17,648	1,128,413
Becton Dickinson & Co.	1,459	118,617	5,395	438,614	-	-	6,854	557,231
Boston Scientific Corp.*	8,049	98,922	29,705	365,074	-	-	37,754	463,996
C.R. Bard, Inc.	594	52,242	2,218	195,073	-	-	2,812	247,315
Covidien Ltd.	2,986	143,000	11,023	527,891	-	-	14,009	670,891
Hospira, Inc.*	951	38,145	3,508	140,706	-	-	4,459	178,851
Intuitive Surgical, Inc.*	231	62,231	854	230,068	-	-	1,085	292,299
Medtronic, Inc.	6,714	347,450	24,880	1,287,540	-	-	31,594	1,634,990
St. Jude Medical, Inc.*	2,026	82,823	7,507	306,886	-	-	9,533	389,709
Stryker Corp.	1,428	89,793	5,271	331,440	-	-	6,699	421,233
Varian Medical Systems, Inc.*	751	38,939	2,779	144,091	-	-	3,530	183,030
Zimmer Holdings, Inc.*	1,384	94,181	5,155	350,798	-	-	6,539	444,979
		1,406,054		5,206,883				6,612,937

Health Care Providers & Services - 1.7%
Aetna, Inc.	2,897	117,415	10,740	435,292	-	-	13,637	552,707
AmerisourceBergen Corp.	963	38,510	3,594	143,724	-	-	4,557	182,234
Cardinal Health, Inc.	2,133	110,020	7,883	406,605	-	-	10,016	516,625
Cigna Corp.	1,678	59,384	6,193	219,170	-	-	7,871	278,554
Coventry Health Care, Inc.*	907	27,591	3,417	103,945	-	-	4,324	131,536
Express Scripts, Inc.*	1,502	94,205	5,588	350,479	-	-	7,090	444,684
Humana, Inc.*	1,012	40,247	3,762	149,615	-	-	4,774	189,862
Laboratory Corp. of America Holdings (c)*	666	46,374	2,443	170,106	-	-	3,109	216,480
McKesson Corp.	1,658	92,699	6,143	343,455	-	-	7,801	436,154
Medco Health Solutions, Inc.*	3,029	142,969	11,225	529,820	-	-	14,254	672,789
Patterson Co's, Inc. (c)*	774	22,748	2,933	86,201	-	-	3,707	108,949
Quest Diagnostics, Inc.	944	45,756	3,476	168,482	-	-	4,420	214,238
Tenet Healthcare Corp. (a)*	2,864	15,924	10,871	60,443	-	-	13,735	76,367
UnitedHealth Group, Inc.	7,347	192,859	27,221	714,551	-	-	34,568	907,410
WellPoint, Inc.*	3,145	149,891	11,657	555,573	-	-	14,802	705,464
		1,196,592		4,437,461				5,634,053

Health Care Technology - 0.0%
IMS Health, Inc.	1,084	25,257	4,017	93,596	-	-	5,101	118,853

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	2,611	86,059	9,648	317,998	-	-	12,259	404,057
Darden Restaurants, Inc. (c)	837	26,734	3,103	99,110	-	-	3,940	125,844
International Game Technology	1,851	46,238	6,915	172,737	-	-	8,766	218,975
Marriott International, Inc. (c)	1,798	47,180	6,651	174,522	-	-	8,449	221,702
McDonald's Corp.	6,775	380,891	25,112	1,411,797	-	-	31,887	1,792,688
Starbucks Corp.*	4,351	68,485	16,152	254,232	-	-	20,503	322,717
Starwood Hotels & Resorts Worldwide, Inc.	1,117	44,758	4,162	166,771	-	-	5,279	211,529
Wendy's International, Inc. (c)	524	14,263	1,932	52,589	-	-	2,456	66,852
Wyndham Worldwide Corp.	1,058	18,949	3,913	70,082	-	-	4,971	89,031
Yum! Brands, Inc.	2,832	99,375	10,509	368,761	-	-	13,341	468,136
		832,932		3,088,599				3,921,531

Household Durables - 0.4%
Black & Decker Corp. (c)	366	21,049	1,381	79,421	-	-	1,747	100,470
Centex Corp.	738	9,867	2,824	37,757	-	-	3,562	47,624
D.R. Horton, Inc.	1,643	17,827	6,234	67,639	-	-	7,877	85,466
Fortune Brands, Inc.	919	57,355	3,407	212,631	-	-	4,326	269,986
Harman International Industries, Inc. (c)	348	14,404	1,289	53,352	-	-	1,637	67,756
KB Home (c)	461	7,805	1,817	30,762	-	-	2,278	38,567
Leggett & Platt, Inc. (c)	995	16,686	3,705	62,133	-	-	4,700	78,819
Lennar Corp.	837	10,329	3,075	37,945	-	-	3,912	48,274
Newell Rubbermaid, Inc.	1,656	27,804	6,118	102,721	-	-	7,774	130,525
Pulte Homes, Inc.	1,278	12,307	4,878	46,975	-	-	6,156	59,282
Snap-on, Inc. (c)	345	17,943	1,275	66,313	-	-	1,620	84,256
Stanley Works	469	21,025	1,775	79,573	-	-	2,244	100,598
Whirlpool Corp. (c)	449	27,717	1,672	103,213	-	-	2,121	130,930
		262,118		980,435				1,242,553

Household Products - 2.2%
Clorox Co.	825	43,065	3,070	160,254	-	-	3,895	203,319
Colgate-Palmolive Co.	3,035	209,719	11,269	778,688	-	-	14,304	988,407
Kimberly-Clark Corp.	2,502	149,570	9,288	555,237	-	-	11,790	704,807
Procter & Gamble Co.	18,247	1,109,600	67,636	4,112,945	-	-	85,883	5,222,545
		1,511,954		5,607,124				7,119,078

Independent Power Producers & Energy Traders - 0.3%
AES Corp.*	4,018	77,186	14,798	284,270	-	-	18,816	361,456
Constellation Energy Group, Inc.	1,066	87,519	3,933	322,899	-	-	4,999	410,418
Dynegy, Inc. (c)*	2,970	25,394	11,139	95,238	-	-	14,109	120,632
		190,099		702,407				892,506

Industrial Conglomerates - 3.0%
3M Co.	4,210	292,974	15,642	1,088,527	-	-	19,852	1,381,501
General Electric Co.	59,571	1,589,950	220,750	5,891,817	-	-	280,321	7,481,767
Textron, Inc.	1,490	71,416	5,498	263,519	-	-	6,988	334,935
Tyco International Ltd.	2,883	115,435	10,723	429,349	-	-	13,606	544,784
		2,069,775		7,673,212				9,742,987

Insurance - 3.4%
ACE Ltd.	1,990	109,629	7,375	406,289	-	-	9,365	515,918
Aflac, Inc.	2,843	178,540	10,496	659,149	-	-	13,339	837,689
Allstate Corp.	3,291	150,037	12,202	556,289	-	-	15,493	706,326
American International Group, Inc.	16,053	424,762	59,539	1,575,402	-	-	75,592	2,000,164
AON Corp.	1,786	82,049	6,618	304,031	-	-	8,404	386,080
Assurant, Inc.	573	37,795	2,116	139,571	-	-	2,689	177,366
Chubb Corp.	2,185	107,087	8,097	396,834	-	-	10,282	503,921
Cincinnati Financial Corp.	976	24,790	3,657	92,888	-	-	4,633	117,678
Genworth Financial, Inc.	2,588	46,092	9,570	170,442	-	-	12,158	216,534
Hartford Financial Services Group, Inc.	1,881	121,456	6,940	448,116	-	-	8,821	569,572
Lincoln National Corp.	1,550	70,246	5,745	260,363	-	-	7,295	330,609
Loews Corp. (c)	2,166	101,585	8,021	376,185	-	-	10,187	477,770
Marsh & McLennan Co.'s, Inc.	3,058	81,190	11,334	300,918	-	-	14,392	382,108
MBIA, Inc. (c)	1,272	5,584	4,768	20,931	-	-	6,040	26,515
MetLife, Inc.	4,243	223,903	15,736	830,389	-	-	19,979	1,054,292
Principal Financial Group, Inc.	1,548	64,970	5,711	239,691	-	-	7,259	304,661
Progressive Corp.	4,052	75,853	15,000	280,800	-	-	19,052	356,653
Prudential Financial, Inc.	2,607	155,742	9,659	577,029	-	-	12,266	732,771
Safeco Corp.	538	36,132	1,984	133,245	-	-	2,522	169,377
Torchmark Corp.	537	31,495	2,011	117,945	-	-	2,548	149,440
Travelers Co.'s, Inc.	3,615	156,891	13,397	581,430	-	-	17,012	738,321
Unum Group	2,071	42,352	7,671	156,872	-	-	9,742	199,224
XL Capital Ltd. (c)	1,071	22,020	3,932	80,842	-	-	5,003	102,862
		2,350,200		8,705,651				11,055,851

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	1,847	135,441	6,817	499,891	-	-	8,664	635,332
Expedia, Inc.*	1,249	22,957	4,608	84,695	-	-	5,857	107,652
IAC/InterActiveCorp.*	1,083	20,880	3,994	77,004	-	-	5,077	97,884
		179,278		661,590				840,868

Internet Software & Services - 1.7%
Akamai Technologies, Inc. (c)*	1,006	34,999	3,695	128,549	-	-	4,701	163,548
eBay, Inc.*	6,607	180,569	24,489	669,284	-	-	31,096	849,853
Google, Inc.*	1,390	731,724	5,149	2,710,537	-	-	6,539	3,442,261
VeriSign, Inc. (c)*	1,164	43,999	4,296	162,389	-	-	5,460	206,388
Yahoo!, Inc.*	8,223	169,887	30,480	629,717	-	-	38,703	799,604
		1,161,178		4,300,476				5,461,654

IT Services - 0.9%
Affiliated Computer Services, Inc.*	576	30,810	2,176	116,394	-	-	2,752	147,204
Automatic Data Processing, Inc.	3,100	129,890	11,553	484,071	-	-	14,653	613,961
Cognizant Technology Solutions Corp.*	1,727	56,145	6,375	207,251	-	-	8,102	263,396
Computer Sciences Corp.*	904	42,343	3,323	155,649	-	-	4,227	197,992
Convergys Corp.*	739	10,982	2,737	40,672	-	-	3,476	51,654
Electronic Data Systems Corp.	3,006	74,068	11,256	277,348	-	-	14,262	351,416
Fidelity National Information Services, Inc.	1,027	37,907	3,846	141,956	-	-	4,873	179,863
Fiserv, Inc.*	980	44,463	3,635	164,920	-	-	4,615	209,383
Paychex, Inc.	1,917	59,964	7,154	223,777	-	-	9,071	283,741
Total System Services, Inc.	1,185	26,331	4,395	97,657	-	-	5,580	123,988
Unisys Corp.*	2,135	8,433	7,990	31,561	-	-	10,125	39,994
Western Union Co.	4,423	109,337	16,393	405,235	-	-	20,816	514,572
		630,673		2,346,491				2,977,164

Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	1,723	24,863	6,372	91,948	-	-	8,095	116,811
Hasbro, Inc.	829	29,612	3,071	109,696	-	-	3,900	139,308
Mattel, Inc.	2,164	37,048	7,986	136,720	-	-	10,150	173,768
		91,523		338,364				429,887

Life Sciences - Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	1,009	33,781	3,701	123,909	-	-	4,710	157,690
Millipore Corp. (c)*	330	22,394	1,248	84,689	-	-	1,578	107,083
PerkinElmer, Inc.	708	19,718	2,601	72,438	-	-	3,309	92,156
Thermo Fisher Scientific, Inc.*	2,500	139,325	9,253	515,670	-	-	11,753	654,995
Waters Corp. (c)*	599	38,636	2,210	142,545	-	-	2,809	181,181
		253,854		939,251				1,193,105

Machinery - 1.9%
Caterpillar, Inc.	3,677	271,436	13,620	1,005,428	-	-	17,297	1,276,864
Cummins, Inc.	1,214	79,541	4,470	292,874	-	-	5,684	372,415
Danaher Corp.	1,523	117,728	5,629	435,122	-	-	7,152	552,850
Deere & Co.	2,576	185,807	9,547	688,625	-	-	12,123	874,432
Dover Corp.	1,132	54,755	4,244	205,282	-	-	5,376	260,037
Eaton Corp.	984	83,610	3,625	308,016	-	-	4,609	391,626
Illinois Tool Works, Inc.	2,376	112,884	8,852	420,559	-	-	11,228	533,443
Ingersoll-Rand Co. Ltd.	1,900	71,117	7,024	262,908	-	-	8,924	334,025
ITT Corp.	1,087	68,840	4,014	254,207	-	-	5,101	323,047
Manitowoc Co., Inc. (c)	778	25,308	2,920	94,988	-	-	3,698	120,296
PACCAR, Inc. (c)	2,183	91,315	8,104	338,990	-	-	10,287	430,305
Pall Corp.	717	28,451	2,656	105,390	-	-	3,373	133,841
Parker Hannifin Corp.	1,003	71,534	3,725	265,667	-	-	4,728	337,201
Terex Corp.*	600	30,822	2,246	115,377	-	-	2,846	146,199
		1,293,148		4,793,433				6,086,581

Media - 2.7%
CBS Corp., Class B (c)	4,073	79,383	15,051	293,344	-	-	19,124	372,727
Clear Channel Communications, Inc.	2,976	104,755	11,007	387,446	-	-	13,983	492,201
Comcast Corp.	17,697	335,712	65,597	1,244,375	-	-	83,294	1,580,087
DIRECTV Group, Inc. (c)*	4,246	110,014	15,747	408,005	-	-	19,993	518,019
E.W. Scripps Co. (c)	537	22,307	1,973	81,958	-	-	2,510	104,265
Gannett Co., Inc. (c)	1,367	29,623	5,079	110,062	-	-	6,446	139,685
Interpublic Group of Co.'s, Inc. (c)*	2,824	24,286	10,538	90,627	-	-	13,362	114,913
McGraw-Hill Co.'s, Inc.	1,921	77,071	7,136	286,296	-	-	9,057	363,367
Meredith Corp. (c)	222	6,280	834	23,594	-	-	1,056	29,874
New York Times Co. (c)	860	13,235	3,180	48,940	-	-	4,040	62,175
News Corp.	13,764	207,011	50,875	765,160	-	-	64,639	972,171
Omnicom Group, Inc.	1,916	85,990	7,086	318,020	-	-	9,002	404,010
Time Warner, Inc.	21,387	316,528	79,275	1,173,270	-	-	100,662	1,489,798
Viacom, Inc., Class B*	3,781	115,472	14,019	428,140	-	-	17,800	543,612
Walt Disney Co.	11,387	355,274	42,208	1,316,890	-	-	53,595	1,672,164
Washington Post Co., Class B	35	20,542	129	75,710	-	-	164	96,252
		1,903,483		7,051,837				8,955,320

Metals & Mining - 1.3%
Alcoa, Inc.	4,872	173,541	17,998	641,089	-	-	22,870	814,630
Allegheny Technologies, Inc. (c)	606	35,924	2,232	132,313	-	-	2,838	168,237
Freeport-McMoRan Copper & Gold, Inc.	2,290	268,365	8,490	994,943	-	-	10,780	1,263,308
Newmont Mining Corp. (c)	2,715	141,614	10,022	522,747	-	-	12,737	664,361
Nucor Corp. (c)	1,876	140,081	6,918	516,567	-	-	8,794	656,648
Titanium Metals Corp. (c)	576	8,058	2,040	28,540	-	-	2,616	36,598
United States Steel Corp.	704	130,085	2,605	481,352	-	-	3,309	611,437
		897,668		3,317,551				4,215,219

Multiline Retail - 0.7%
Big Lots, Inc. (c)*	489	15,276	1,847	57,700	-	-	2,336	72,976
Dillard's, Inc. (c)	258	2,985	1,310	15,157	-	-	1,568	18,142
Family Dollar Stores, Inc. (c)	835	16,650	3,223	64,267	-	-	4,058	80,917
J.C. Penney Co., Inc.	1,328	48,193	4,903	177,930	-	-	6,231	226,123
Kohl's Corp.*	1,834	73,433	6,795	272,072	-	-	8,629	345,505
Macy's, Inc.	2,513	48,802	9,315	180,897	-	-	11,828	229,699
Nordstrom, Inc. (c)	1,051	31,845	3,958	119,927	-	-	5,009	151,772
Sears Holdings Corp.* (c)	419	30,864	1,550	114,173	-	-	1,969	145,037
Target Corp.	4,653	216,318	17,247	801,813	-	-	21,900	1,018,131
		484,366		1,803,936				2,288,302

Multi-Utilities - 1.2%
Ameren Corp. (c)	1,253	52,914	4,614	194,849	-	-	5,867	247,763
Centerpoint Energy, Inc.	1,962	31,490	7,371	118,305	-	-	9,333	149,795
CMS Energy Corp. (c)	1,348	20,085	5,162	76,914	-	-	6,510	96,999
Consolidated Edison, Inc. (c)	1,630	63,717	6,013	235,048	-	-	7,643	298,765
Dominion Resources, Inc.	3,455	164,078	12,805	608,109	-	-	16,260	772,187
DTE Energy Co. (c)	975	41,379	3,607	153,081	-	-	4,582	194,460
Integrys Energy Group, Inc. (c)	458	23,280	1,690	85,903	-	-	2,148	109,183
NiSource, Inc. (c)	1,639	29,371	6,059	108,577	-	-	7,698	137,948
PG&E Corp.	2,136	84,778	7,863	312,082	-	-	9,999	396,860
Public Service Enterprise Group, Inc.	3,041	139,673	11,240	516,253	-	-	14,281	655,926
Sempra Energy	1,497	84,506	5,546	313,072	-	-	7,043	397,578
TECO Energy, Inc. (r)	1,260	27,077	4,664	100,229	-	-	5,924	127,306
Xcel Energy, Inc.	2,576	51,700	9,485	190,364	-	-	12,061	242,064
		814,048		3,012,786				3,826,834

Office Electronics - 0.1%
Xerox Corp.	5,374	72,871	19,919	270,102	-	-	25,293	342,973

Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	2,798	209,402	10,347	774,369	-	-	13,145	983,771
Apache Corp.	1,994	277,166	7,390	1,027,210	-	-	9,384	1,304,376
Cabot Oil & Gas Corp.	585	39,622	2,166	146,703	-	-	2,751	186,325
Chesapeake Energy Corp.	2,873	189,503	10,646	702,210	-	-	13,519	891,713
Chevron Corp.	12,356	1,224,850	45,823	4,542,434	-	-	58,179	5,767,284
ConocoPhillips	9,217	869,993	34,172	3,225,495	-	-	43,389	4,095,488
Consol Energy, Inc.	1,093	122,820	4,035	453,413	-	-	5,128	576,233
Devon Energy Corp.	2,665	320,226	9,884	1,187,661	-	-	12,549	1,507,887
El Paso Corp.	4,198	91,265	15,488	336,709	-	-	19,686	427,974
EOG Resources, Inc.	1,484	194,701	5,501	721,731	-	-	6,985	916,432
Exxon Mobil Corp.	31,579	2,783,057	117,055	10,316,057	-	-	148,634	13,099,114
Hess Corp.	1,680	211,999	6,225	785,533	-	-	7,905	997,532
Marathon Oil Corp.	4,232	219,514	15,666	812,595	-	-	19,898	1,032,109
Massey Energy Co. (c)	482	45,188	1,783	167,156	-	-	2,265	212,344
Murphy Oil Corp.	1,136	111,385	4,194	411,222	-	-	5,330	522,607
Noble Energy, Inc.	1,030	103,577	3,798	381,927	-	-	4,828	485,504
Occidental Petroleum Corp.	4,906	440,853	18,179	1,633,565	-	-	23,085	2,074,418
Peabody Energy Corp. (c)	1,624	142,993	5,992	527,596	-	-	7,616	670,589
Range Resources Corp.	924	60,559	3,423	224,343	-	-	4,347	284,902
Southwestern Energy Co.*	2,044	97,315	7,566	360,217	-	-	9,610	457,532
Spectra Energy Corp.	3,785	108,781	13,974	401,613	-	-	17,759	510,394
Sunoco, Inc. (c)	699	28,442	2,600	105,794	-	-	3,299	134,236
Tesoro Corp. (c)	824	16,290	3,143	62,137	-	-	3,967	78,427
Valero Energy Corp.	3,160	130,129	11,709	482,177	-	-	14,869	612,306
Williams Co.'s, Inc.	3,495	140,883	12,929	521,168	-	-	16,424	662,051
XTO Energy, Inc.	3,054	209,230	11,280	772,793	-	-	14,334	982,023
		8,389,743		31,083,828				39,473,571

Paper & Forest Products - 0.2%
International Paper Co.	2,555	59,532	9,454	220,278	-	-	12,009	279,810
MeadWestvaco Corp. (c)	1,039	24,770	3,942	93,977	-	-	4,981	118,747
Weyerhaeuser Co.	1,263	64,590	4,632	236,880	-	-	5,895	301,470
		148,892		551,135				700,027

Personal Products - 0.2%
Avon Products, Inc.	2,550	91,851	9,437	339,921	-	-	11,987	431,772
Estee Lauder Co.'s, Inc. (c)	684	31,772	2,524	117,240	-	-	3,208	149,012
		123,623		457,161				580,784

Pharmaceuticals - 5.9%
Abbott Laboratories, Inc.	9,222	488,489	34,167	1,809,826	-	-	43,389	2,298,315
Allergan, Inc.	1,838	95,668	6,762	351,962	-	-	8,600	447,630
Barr Pharmaceuticals, Inc.*	647	29,167	2,447	110,311	-	-	3,094	139,478
Bristol-Myers Squibb Co.	11,832	242,911	43,764	898,475	-	-	55,596	1,141,386
Eli Lilly & Co.	5,915	273,036	21,866	1,009,335	-	-	27,781	1,282,371
Forest Laboratories, Inc.*	1,822	63,296	6,752	234,565	-	-	8,574	297,861
Johnson & Johnson	16,844	1,083,743	62,434	4,017,004	-	-	79,278	5,100,747
King Pharmaceuticals, Inc.*	1,474	15,433	5,611	58,747	-	-	7,085	74,180
Merck & Co., Inc.	12,829	483,525	47,554	1,792,310	-	-	60,383	2,275,835
Mylan, Inc. (c)*	1,820	21,967	6,839	82,547	-	-	8,659	104,514
Pfizer, Inc.	40,433	706,365	149,877	2,618,351	-	-	190,310	3,324,716
Schering-Plough Corp.	9,691	190,816	35,843	705,749	-	-	45,534	896,565
Watson Pharmaceuticals, Inc.*	625	16,981	2,352	63,904	-	-	2,977	80,885
Wyeth	7,969	382,193	29,569	1,418,129	-	-	37,538	1,800,322
		4,093,590		15,171,215				19,264,805

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. (c)	537	18,290	1,988	67,711	-	-	2,525	86,001
AvalonBay Communities, Inc. (c)	461	41,103	1,699	151,483	-	-	2,160	192,586
Boston Properties, Inc.	716	64,598	2,641	238,271	-	-	3,357	302,869
Developers Diversified Realty Corp. (c)	716	24,852	2,640	91,634	-	-	3,356	116,486
Equity Residential	1,617	61,883	5,960	228,089	-	-	7,577	289,972
General Growth Properties, Inc. (c)	1,600	56,048	5,896	206,537	-	-	7,496	262,585
HCP, Inc.	1,404	44,661	5,181	164,808	-	-	6,585	209,469
Host Hotels & Resorts, Inc.	3,122	42,615	11,571	157,944	-	-	14,693	200,559
Kimco Realty Corp.	1,518	52,401	5,590	192,967	-	-	7,108	245,368
Plum Creek Timber Co, Inc. (c)	1,023	43,692	3,784	161,615	-	-	4,807	205,307
ProLogis	1,568	85,221	5,808	315,665	-	-	7,376	400,886
Public Storage, Inc.	738	59,623	2,754	222,496	-	-	3,492	282,119
Simon Property Group, Inc.	1,344	120,812	4,979	447,562	-	-	6,323	568,374
Vornado Realty Trust	808	71,104	2,984	262,592	-	-	3,792	333,696
		786,903		2,909,374				3,696,277

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (c)*	1,041	19,987	3,940	75,648	-	-	4,981	95,635

Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,753	175,107	6,495	648,786	-	-	8,248	823,893
CSX Corp.	2,420	152,000	8,970	563,406	-	-	11,390	715,406
Norfolk Southern Corp.	2,248	140,882	8,316	521,164	-	-	10,564	662,046
Ryder System, Inc.	344	23,695	1,284	88,442	-	-	1,628	112,137
Union Pacific Corp.	3,090	233,295	11,448	864,324	-	-	14,538	1,097,619
		724,979		2,686,122				3,411,101

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (c)*	3,626	21,140	13,728	80,034	-	-	17,354	101,174
Altera Corp.	1,792	37,094	6,642	137,489	-	-	8,434	174,583
Analog Devices, Inc.	1,735	55,121	6,498	206,441	-	-	8,233	261,562
Applied Materials, Inc.	8,101	154,648	29,915	571,077	-	-	38,016	725,725
Broadcom Corp.*	2,674	72,973	9,909	270,417	-	-	12,583	343,390
Intel Corp.	34,234	735,346	126,899	2,725,791	-	-	161,133	3,461,137
KLA-Tencor Corp.	1,017	41,402	3,760	153,070	-	-	4,777	194,472
Linear Technology Corp.	1,326	43,188	4,886	159,137	-	-	6,212	202,325
LSI Corp.*	3,810	23,393	14,122	86,709	-	-	17,932	110,102
MEMC Electronic Materials, Inc.*	1,362	83,817	5,050	310,777	-	-	6,412	394,594
Microchip Technology, Inc. (c)	1,106	33,777	4,174	127,474	-	-	5,280	161,251
Micron Technology, Inc.*	4,548	27,288	17,114	102,684	-	-	21,662	129,972
National Semiconductor Corp.	1,291	26,517	4,782	98,222	-	-	6,073	124,739
Novellus Systems, Inc. (c)*	597	12,650	2,312	48,991	-	-	2,909	61,641
NVIDIA Corp.*	3,314	62,038	12,284	229,956	-	-	15,598	291,994
Teradyne, Inc.*	1,027	11,369	3,982	44,081	-	-	5,009	55,450
Texas Instruments, Inc.	7,906	222,633	29,321	825,679	-	-	37,227	1,048,312
Xilinx, Inc. (c)	1,670	42,168	6,187	156,222	-	-	7,857	198,390
		1,706,562		6,334,251				8,040,813

Software - 3.4%
Adobe Systems, Inc.*	3,178	125,181	11,756	463,069	-	-	14,934	588,250
Autodesk, Inc.*	1,339	45,272	4,961	167,731	-	-	6,300	213,003
BMC Software, Inc. (c)*	1,142	41,112	4,248	152,928	-	-	5,390	194,040
CA, Inc.	2,333	53,869	8,627	199,197	-	-	10,960	253,066
Citrix Systems, Inc.*	1,097	32,263	4,095	120,434	-	-	5,192	152,697
Compuware Corp.*	1,564	14,921	6,067	57,879	-	-	7,631	72,800
Electronic Arts, Inc.*	1,903	84,550	7,001	311,054	-	-	8,904	395,604
Intuit, Inc.*	1,919	52,907	7,112	196,078	-	-	9,031	248,985
Microsoft Corp.	47,869	1,316,876	177,442	4,881,429	-	-	225,311	6,198,305
Novell, Inc.*	2,115	12,457	8,012	47,191	-	-	10,127	59,648
Oracle Corp.*	23,707	497,847	87,878	1,845,438	-	-	111,585	2,343,285
Symantec Corp.*	5,022	97,176	18,715	362,135	-	-	23,737	459,311
		2,374,431		8,804,563				11,178,994

Specialty Retail - 1.4%
Abercrombie & Fitch Co.	520	32,594	1,905	119,405	-	-	2,425	151,999
AutoNation, Inc. (c)*	801	8,026	2,984	29,900	-	-	3,785	37,926
Autozone, Inc. (c)*	257	31,100	951	115,081	-	-	1,208	146,181
Bed Bath & Beyond, Inc. (c)*	1,548	43,499	5,791	162,727	-	-	7,339	206,226
Best Buy Co., Inc.	2,068	81,893	7,663	303,455	-	-	9,731	385,348
GameStop Corp.(c)*	967	39,067	3,558	143,743	-	-	4,525	182,810
Gap, Inc.	2,683	44,726	10,050	167,533	-	-	12,733	212,259
Home Depot, Inc.	10,139	237,455	37,596	880,498	-	-	47,735	1,117,953
Limited Brands, Inc.	1,791	30,178	6,635	111,800	-	-	8,426	141,978
Lowe's Co.'s, Inc.	8,749	181,542	32,324	670,723	-	-	41,073	852,265
Office Depot, Inc.*	1,634	17,876	6,037	66,045	-	-	7,671	83,921
RadioShack Corp.	785	9,632	3,006	36,884	-	-	3,791	46,516
Sherwin-Williams Co. (c)	592	27,191	2,190	100,587	-	-	2,782	127,778
Staples, Inc.	4,197	99,679	15,492	367,935	-	-	19,689	467,614
Tiffany & Co.	754	30,726	2,840	115,730	-	-	3,594	146,456
TJX Co.'s, Inc.	2,539	79,902	9,409	296,101	-	-	11,948	376,003
		995,086		3,688,147				4,683,233

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,040	58,915	7,561	218,362	-	-	9,601	277,277
Jones Apparel Group, Inc. (c)	518	7,123	1,955	26,881	-	-	2,473	34,004
Liz Claiborne, Inc. (c)	567	8,023	2,283	32,304	-	-	2,850	40,327
Nike, Inc., Class B	2,268	135,195	8,405	501,022	-	-	10,673	636,217
Polo Ralph Lauren Corp. (c)	345	21,659	1,302	81,740	-	-	1,647	103,399
VF Corp.	522	37,156	1,940	138,089	-	-	2,462	175,245
		268,071		998,398				1,266,469

Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. (c)	3,487	14,820	13,003	55,263	-	-	16,490	70,083
Fannie Mae	6,361	124,103	23,579	460,026	-	-	29,940	584,129
Freddie Mac	3,866	63,402	14,278	234,159	-	-	18,144	297,561
Hudson City Bancorp, Inc.	3,103	51,758	11,456	191,086	-	-	14,559	242,844
MGIC Investment Corp. (c)	748	4,570	2,858	17,462	-	-	3,606	22,032
Sovereign Bancorp, Inc. (c)	2,864	21,079	10,839	79,775	-	-	13,703	100,854
Washington Mutual, Inc. (c)	6,329	31,202	23,407	115,396	-	-	29,736	146,598
		310,934		1,153,167				1,464,101

Tobacco - 1.5%
Altria Group, Inc.	12,517	257,350	46,398	953,943	-	-	58,915	1,211,293
Lorillard, Inc.*	1,039	71,871	3,853	266,494	-	-	4,893	338,365
Philip Morris International, Inc.	12,604	622,512	46,730	2,307,995	-	-	59,334	2,930,507
Reynolds American, Inc. (c)	1,024	47,790	3,783	176,553	-	-	4,807	224,343
UST, Inc. (c)	884	48,275	3,304	180,431	-	-	4,188	228,706
		1,047,798		3,885,416				4,933,214

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	389	31,820	1,441	117,874	-	-	1,830	149,694

Wireless Telecommunication Services - 0.4%
American Tower Corp.*	2,371	100,175	8,786	371,209	-	-	11,157	471,384
Sprint Nextel Corp.	17,059	162,061	63,030	598,785	-	-	80,089	760,846
		262,236		969,994				1,232,230

Total Equity Securities (Cost $257,576,077)		66,718,879		247,299,299				314,018,178

	Principal		Principal				Principal
Money Market Funds - 0.6%	Amount	Value	Amount	Value			Amount	Value
Northern Institutional Diversified Assets Portfolio (e)	-	-	$1,928,987.00	1,928,987	-	-	$1,928,987.00	1,928,987

Total MONEY MARKET FUNDS (Cost $1,928,987)		-		1,928,987	-	-		1,928,987

U.S. Treasury - 0.2%
United States Treasury Bills, 7/31/08 # (e)	200,000	199,748	450,000	449,391	-	-	650,000	649,139

Total U.S. Treasury (Cost $649,139)		199,748		449,391	-	-		649,139

TOTAL INVESTMENTS (Cost $260,154,203) - 99.1%		66,918,627		249,677,677	-	-		316,596,304
Northern Institutional Liquid Assets Portfolio (a) - 5.6%		-		17,930,504	-	-		17,930,504
Other assets and liabilities, net - (4.7%)		2,743,761		(17,713,422)	-	-		(14,969,661)
NET ASSETS - 100%		$69,662,388		$249,894,759	-	-		$319,557,147

Futures - 0.5%	Contracts	Unrealized Appreciation / (Depreciation)		Unrealized Appreciation / (Depreciation)			Contracts	Unrealized Appreciation / (Depreciation)
E-mini S&P 500 (b) (expire 9/08)	46	(19,596)	5	(3,602)	-	-	51	(23,198)
S&P 500 (b) (expire 9/08)	-	-	7	(109,933)	-	-	7	(109,933)

* Non-income producing security.

(a) In the Pinnacle Index 500 Portfolio this security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $17,776,973, $17,930,504, and $411,187, respectively.

(b) Ameritas Index 500 Futures collateralized by 200,000 units of U.S. Treasury Bills. Pinnacle Index 500 Futures collateralized by segregated securities with a market value of $449,391.

(e) Securities and other assets with an aggregate value of $2,562,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2008 for the Pinnacle S&P Index 500 Portfolio.

(x) All securities held by the Ameritas Index 500 Portfolio would comply with the investment restrictions and/or compliance

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS	AMERITAS INDEX 500		PINNACLE S&P 500 INDEX		PROFORMA ADJUSTMENTS		PINNACLE S&P 500 INDEX COMBINED
Investments in securities, at value - see accompanying schedule	$66,918,619		$249,677,677		-		$316,596,296
(Cost $65,417,507 and $195,006,696, respectively)
Cash	-		12		-		12
Collateral for securities loaned, at fair value	-		17,930,504		-		17,930,504
Receivable for securities sold	2,996,528		-		-		2,996,528
Receivable for futures variation margin	2,530		495		-		3,025
Receivable for shares sold	-		131,795		-		131,795
Interest and dividends receivable	92,753		336,690		-		429,443
Other assets	572		9,006		-		9,578
Total Assets	70,011,002		268,086,179		-		338,097,181

Liabilities
Payable for Line of Credit	267,294		-		-		267,294
Payable upon return of securities loaned	-		17,930,504		-		17,930,504
Payable for securities purchased	-		-		-		-
Payable for shares redeemed	14,168		113,315		-		127,483
Payable for Futures Margin	-		-		-		-
Payable to Calvert Asset Management Company, Inc	26,293		-		-		26,293
Payable to Calvert Administrative Services Company, Inc	3,013		-		-		3,013
Payable to Calvert Shareholder Services, Inc.	711		-		-		711
Payable to Summit Investment Partners, Inc.	-		66,984		-		66,984
Accrued expenses and other liabilities	37,135		80,617		-		117,752
Total Liabilities	348,614		18,191,420		-		18,540,034
Net Assets	$69,662,388		$249,894,759		$0		$319,557,147

Net Assets Consist of:
Paid-in capital, Ameritas Index 500, 501,466 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$ 98,328,686
Paid-in capital, Pinnacle S&P 500 Index, 3,008,279 shares of common
stock outstanding; $0.10 par value, 30,000,000 shares authorized			$193,858,406				292,187,092
Undistributed net investment income (loss)	827,772		1,447,526		-		2,275,298
Accumulated net realized gain (loss) on investments	(31,245,586)		31,381		-		(31,214,205)
Net unrealized appreciation (depreciation) on investments	1,751,516		54,557,446		-		56,308,962
Net Assets	$69,662,388		$249,894,759		$0		$319,557,147

NET ASSETS	$69,662,388		$249,894,759		$0		$319,557,147
SHARES OUTSTANDING	501,466	(1)	3,008,279	(1)	337,133	(1)	3,846,878	(1)
NET ASSET VALUE	$138.92		$83.07		-		83.07

(1) The proforma combined shares outstanding consists of 3,008,279 shares of the Pinnacle S&P 500 Index Portfolio and 838,599 shares issued to shareholders of the Ameritas Index 500 Portfolio.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT PINNACLE S&P 500 INDEX PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

NET INVESTMENT INCOME	AMERITAS INDEX 500	PINNACLE S&P 500 INDEX	PROFORMA ADJUSTMENTS		PINNACLE S&P 500 INDEX COMBINED
Investment Income
Dividend Income	$791,408	$2,820,683	$0		$3,612,091
Interest Income	11,272	34,184	-		45,456
Total investment income	802,680	2,854,867	-		3,657,547

Expenses:
Investment advisory fee	92,174	336,914	3,840	1	432,928
Transfer agency fees and expenses	5,761	9,176	11,039	2	25,976
Accounting fees	6,092	31,387	(11,246)	3	26,233
Administrative fees	19,203	134,765	19,203	4	173,171
Directors' fees and expenses	5,334	17,965	(5,116)	5	18,183
Custodian fees	24,071	19,913	(8,830)	6	35,154
Reports to shareholders	17,805	13,237	-		31,042
Professional fees	11,335	26,432	(23,234)	7	14,533
Contract Services/Royalty fee	-	16,302	4,633	10	20,935
Miscellaneous	1,984	13,999	(6,805)	8	9,178
Total expenses	183,759	620,090	(16,516)		787,333
Reimbursement from advisor	(33,652)	(94,504)	3,039	9	(125,117)
Fees paid indirectly	(4,165)	-	-		(4,165)
Net expenses	145,942	525,586	(13,477)		658,051

NET INVESTMENT INCOME (LOSS	656,738	2,329,281	13,477		2,999,496

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(94,046)	1,383,868	-		1,289,822
Futures	(127,363)	(768,551)	-		(895,914)
	(221,409)	615,317	-		393,908

Changes in unrealized appreciation (depreciation) on:
Investments	(10,651,267)	(38,296,801)	-		(48,948,068)
Futures	(39,553)	-	-		(39,553)
	(10,690,820)	(38,296,801)	-		(48,987,621)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(10,912,229)	(37,681,484)	-		(48,593,713)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($10,255,491)	($35,352,203)	$13,477		($45,594,217)

AVERAGE NET ASSETS	$77,233,373	$271,012,224	-		$348,245,597
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.48%	0.46%	-		0.45%
RATIO OF NET EXP TO AVG NET ASSETS	0.38%	0.39%	-		0.38%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2008.

See Notes to Proforma Adjustments and Proforma Financial Statements.
NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.25% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the Accounting Fees expected to be incurred in the Portfolio.

4 To reflect the Portfolio's administrative agreement which provides for the Portfolio to pay the Advisor an annual fee of 0.10% of the Portfolio's average daily net assets.

5 To reflect the expected Directors fees & expenses for the combined Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 The Advisor has contractually agreed to limit direct net annual fund operating expenses through December 12, 2010. The contractual expense cap is 0.38%.

CALVERT VARIABLE SERIES, INC. AMERITAS INDEX 500 PORTFOLIO
SUMMIT MUTUAL PORTFOLIOS, INC. PINNACLE SERIES - S&P 500 INDEX PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: S&P 500 Index Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The S&P 500 Index Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Index 500 Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Index 500 Portfolio in exchange for shares of the S&P 500 Index Portfolio. Following the transfer, S&P 500 Index Portfolio shares will be distributed to the shareholders of the Ameritas Index 500 Portfolio in liquidation of the Ameritas Index 500 Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Ameritas Index 500 Portfolio will receive that number of the S&P 500 Index Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Ameritas Index 500 Portfolio.

The S&P 500 Index Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$314,018,178	($133,131)
Level 2 - Other Significant Observable Inputs	2,578,126	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$316,596,304	($133,131)

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .10% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, S&P 500 Index Portfolio and Calvert Variable Series Inc., Ameritas Index 500 Portfolio included in their respective semi-annual reports dated June 30, 2008.


PART C

OTHER INFORMATION

SUMMIT MUTUAL FUNDS, INC.

PART C - OTHER INFORMATION

Item 15. Indemnification

See Exhibits (1) and (2).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)	Articles of Incorporation of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)
(2)	By-laws of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)
(3)	Not applicable
(4)(a)	Form of Agreement and Plan of Reorganization: Ameritas Income & Growth Portfolio (Merging Fund) and Summit Zenith Portfolio (Acquiring Fund), filed herewith
(4)(b)	Form of Agreement and Plan of Reorganization: Ameritas Index 500 Portfolio (Merging Fund) and Summit S&P 500 Index Portfolio (Acquiring Fund), filed herewith
(5)	See (1) above
(6)(a)	Amendment and Restatement of Investment Advisory Agreement -- previously filed (Post-Effective Amendment No. 33 -- November 30, 2001)
(6)(b)	Amendment to Attachment A to Investment Advisory Agreement -- previously filed (Post-Effective Amendment No. 60 -- September 26, 2007)
(7)	Distribution Agreement with Ameritas Investment Corp. -- previously filed (Post-Effective Amendment No. 52 -- October 13, 2006)
(8)	Not Applicable
(9)(a)	Custody Agreement -- previously filed (Post-Effective Amendment No. 43 -- September 30, 2004)
(9)(b)	Portfolio Accounting Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
(10)(a)	Distribution and Shareholder Service Plan -- previously filed (Post-Effective Amendment No. 60 -- September 26, 2007)
(10)(b)	Multiple Class Plan -- previously filed (Post-Effective Amendment No. 60 -- September 26, 2007)
(11)(a)	Opinion and Consent of Counsel as to legality of securities being registered (Summit Zenith Portfolio), filed herewith
(11)(b)	Opinion and Consent of Counsel as to legality of securities being registered (Summit S&P 500 Index Portfolio), filed herewith
(12)(a)	Opinion and Consent of Counsel on tax matters (Ameritas Income & Growth Portfolio and Summit Zenith Portfolio), filed herewith
(12)(b)	Opinion and Consent of Counsel on tax matters (Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio), filed herewith
(13)(a)	Transfer Agency Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
(13)(b)	Service Agreement - previously filed (Post-Effective Amendment No. 9 -- May 1, 1992)
(13)(c)	Administrative Services Agreement - previously filed (Post-Effective Amendment No. 33 - November 30, 2001)
(14)(a)	Consent of KPMG LLP (Merging Funds), previously filed (Pre-Effective Amendment No. 1 to Form N-14 -- October 3, 2008
(14)(b)	Consent of Deloitte & Touche LLP (Acquiring Funds), previously filed (Pre-Effective Amendment No. 1 to Form N-14 -- October 3, 2008
(15)	Not Applicable
(16)

Power of Attorney Forms, previously filed (Post-Effective Amendment No. 34 -- February 1, 2002; Post-Effective Amendment No. 47 -- October 4, 2005; and Pre-Effective Amendment No. 1 to Form N-14 -- October 3, 2008)

(17)(a)

Current Summit Mutual Funds, Inc., Prospectus for Summit Zenith Portfolio and Summit S&P 500 Index Portfolio, incorporated by reference to Post-Effective Amendment No. 64 -- May 1, 2008, accession number 0000743773-08-000009

(17)(b)

Current Summit Mutual Funds, Inc., Statement of Additional Information for Summit Zenith Portfolio and Summit S&P 500 Index Portfolio, incorporated by reference to Post-Effective Amendment No. 64 -- May 1, 2008, accession number 0000743773-08-000009

(17)(c)

Current Summit Mutual Funds, Inc. (Pinnacle Series), Annual Report to Shareholders for Summit Zenith Portfolio and Summit S&P 500 Index Portfolio, for the period ended December 31, 2007, filed on March 11, 2008 under Form N-CSR, is incorporated by reference.

(17)(d)

Current Summit Mutual Funds, Inc. (Pinnacle Series), Semi-Annual Report to Shareholders for Summit Zenith Portfolio and Summit S&P 500 Index Portfolio, for the period ended June 30, 2008, filed on September 8, 2008 under Form N-CSRS, is incorporated by reference.

(17)(e)	Code of Ethics for Summit Mutual Funds, Inc. and Summit Investment Partners, Inc. (previously filed (Post-Effective Amendment No. 50 -- May 2, 2006))
(17)(f)	Form of proxy card for Ameritas Income & Growth Portfolio, filed herewith Form of proxy card for Ameritas Index 500 Portfolio, filed herewith

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Summit Mutual Funds, Inc., certifies that it has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 24th day of October, 2008.

SUMMIT MUTUAL FUNDS, INC.
(SEAL)

Attest: /s/ John F. Labmeier	By: /s/ Steven R. Sutermeister
John F. Labmeier	Steven R. Sutermeister, President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Steven R. Sutermeister Steven R. Sutermeister	President and Director (Principal Executive Officer)	10/24/08
/s/ Thomas G. Knipper Thomas G. Knipper	Vice President, Controller and Chief Compliance Officer (Principal Financial and Accounting Officer)	10/24/08
*Theodore H. Emmerich Theodore H. Emmerich	Director	10/24/08
*/Yvonne L. Gray Yvonne L. Gray	Director	10/24/08
*/Michael K. Keating Michael K. Keating	Director	10/24/08
*/David C. Phillips David C. Phillips	Director	10/24/08
*/Mary W. Sullivan Mary W. Sullivan	Director	10/24/08

*By /s/ John F. Labmeier

John F. Labmeier, pursuant to Powers of Attorney previously filed.

TABLE OF EXHIBITS

4(a)	Form of Agreement and Plan of Reorganization: Ameritas Income & Growth Portfolio (Merging Fund) and Summit Zenith Portfolio (Acquiring Fund)

4(b)	Form of Agreement and Plan of Reorganization: Ameritas Index 500 Portfolio (Merging Fund) and Summit S&P 500 Index Portfolio (Acquiring Fund)

11(a)	Opinion and Consent of Counsel as to legality of securities being registered: Summit Zenith Portfolio

11(b)	Opinion and Consent of Counsel as to legality of securities being registered: Summit S&P 500 Index Portfolio

12 (a)	Opinion and Consent of Counsel on tax matters: Ameritas Income & Growth Portfolio and Summit Zenith Portfolio

12 (b)	Opinion and Consent of Counsel on tax matters: Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio

17(f)	Form of proxy card for Ameritas Income & Growth Portfolio
Form of proxy card for Ameritas Index 500 Portfolio